As filed with the Securities and Exchange Commission on December 23, 2003
                                                        1933 Act File No. 33-572
                                                      1940 Act File No. 811-4409
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933    [ ]
                        POST-EFFECTIVE AMENDMENT NO. 94  [x]
                             REGISTRATION STATEMENT
                                      UNDER
                      THE INVESTMENT COMPANY ACT OF 1940 [ ]
                                 AMENDMENT NO. 96        [x]

                          EATON VANCE MUNICIPALS TRUST
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                 ALAN R. DYNNER
     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (a)(1)
[x]  on January 1, 2004 pursuant to paragraph (b)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ ] This post effective amendment designates a new effective date for a previously filed post-effective amendment.

     Alabama Municipals Portfolio, Arkansas Municipals Portfolio, Georgia Municipals Portfolio, Kentucky Municipals Portfolio, Louisiana Municipals Portfolio, Maryland Municipals Portfolio, Missouri Municipals Portfolio, North Carolina Municipals Portfolio, Oregon Municipals Portfolio, South Carolina Municipals Portfolio, Tennessee Municipals Portfolio and Virginia Municipals Portfolio have also executed this Registration Statement.
================================================================================

  LOGO

                       Eaton Vance Alabama Municipals Fund
                      Eaton Vance Arkansas Municipals Fund
                       Eaton Vance Georgia Municipals Fund
                      Eaton Vance Kentucky Municipals Fund
                      Eaton Vance Louisiana Municipals Fund
                      Eaton Vance Maryland Municipals Fund
                      Eaton Vance Missouri Municipals Fund
                   Eaton Vance North Carolina Municipals Fund
                       Eaton Vance Oregon Municipals Fund
                   Eaton Vance South Carolina Municipals Fund
                      Eaton Vance Tennessee Municipals Fund
                      Eaton Vance Virginia Municipals Fund



                    Mutual funds providing tax-exempt income


                                Prospectus Dated
                                 January 1, 2004


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


 This prospectus contains important information about the Funds and the services available to shareholders. Please save it for reference.

TABLE OF CONTENTS


Fund Summaries...............................................................3

  Alabama Fund...............................................................4

  Arkansas Fund..............................................................5

  Georgia Fund...............................................................6

  Kentucky Fund..............................................................7

  Louisiana Fund ............................................................8

  Maryland Fund..............................................................9

  Missouri Fund.............................................................10

  North Carolina Fund.......................................................11

  Oregon Fund...............................................................12

  South Carolina Fund.......................................................13

  Tennessee Fund............................................................14

  Virginia Fund.............................................................15

  Fund Fees and Expenses....................................................16

Investment Objectives & Principal Policies and Risks........................19

Management and Organization.................................................21

Valuing Shares..............................................................22

Purchasing Shares...........................................................22

Sales Charges...............................................................23

Redeeming Shares............................................................25

Shareholder Account Features................................................26

Tax Information.............................................................27

Financial Highlights........................................................32

  Alabama Fund..............................................................32

  Arkansas Fund.............................................................33

  Georgia Fund..............................................................34

  Kentucky Fund.............................................................35

  Louisiana Fund............................................................36

  Maryland Fund.............................................................37

  Missouri Fund.............................................................38

  North Carolina Fund.......................................................39

  Oregon Fund...............................................................40

  South Carolina Fund.......................................................41

  Tennessee Fund............................................................42

  Virginia Fund.............................................................43

FUND SUMMARIES

This section summarizes the investment objectives, and principal strategies and risks of investing in an Eaton Vance Municipals Fund. You will find more specific information about each Fund in the pages that follow.

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

The investment objective of each Fund is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. Under normal market circumstances, each Fund will invest at least 80% of its net assets in municipal obligations that are exempt from such taxes. Each Fund primarily invests in investment grade municipal obligations (those rated BBB or Baa or higher), but may also invest in lower rated obligations. Each Fund normally acquires municipal obligations with maturities of ten years or more.

Each Fund may concentrate in certain types of municipal obligations (such as industrial development bonds, housing bonds, hospital bonds or utility bonds), so Fund shares could be affected by events that adversely affect a particular sector. Each Fund may purchase derivative instruments (such as inverse floaters, futures contracts and options thereon, interest rate swaps, and forward rate contracts), bonds that do not make regular payments of interest, bonds issued on a when-issued basis and municipal leases. A portion of each Fund's distributions generally will be subject to alternative minimum tax.

Each portfolio manager purchases and sells securities to maintain a competitive yield and to enhance return based upon the relative value of the securities in the marketplace. The portfolio managers may also trade securities to minimize taxable capital gains to shareholders.

Each Fund currently invests its assets in a separate registered investment company with the same investment objective and policies as that Fund.

PRINCIPAL RISK FACTORS

Obligations with maturities of ten years or more may offer higher yields than obligations with shorter maturities, but they are subject to greater fluctuations in value when interest rates change. When interest rates rise or when the supply of suitable bonds exceeds the market demand, the value of Fund shares typically will decline. The Fund's yield will also fluctuate over time. Each Fund invests a significant portion of assets in obligations of issuers located in a single state and is sensitive to factors affecting that state, such as changes in the economy, decreases in tax collection or the tax base, legislation which limits taxes and changes in issuer credit ratings.

Because obligations rated BBB or Baa and obligations rated below BBB or Baa (so-called "junk bonds") are more sensitive to the financial soundness of their issuers than higher quality obligations, Fund shares may fluctuate more in value than shares of a fund investing solely in higher quality obligations. Obligations rated BBB or Baa have speculative characteristics, while lower rated obligations are predominantly speculative. The credit ratings assigned a state's general obligations (if any) by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") and Fitch Ratings ("Fitch") are described in the Fund-specific summaries that follow this page.

A Fund's use of derivatives is subject to certain limitations and may expose the Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty or unexpected price or interest rate movements. Inverse floaters are volatile and involve leverage risk. Bonds that do not make regular interest payments may experience greater volatility in response to interest rate changes. When-issued securities are subject to the risk that when delivered to the Fund they will be worth less than the price the Fund agreed to pay for them. Municipal leases often require a legislative appropriation of funds for payment. If the necessary appropriation is not made, the issuer of the lease may not be able to meet its obligations.

No Fund is a complete investment program and you may lose money by investing in a Fund. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                       EATON VANCE ALABAMA MUNICIPALS FUND

The Alabama Fund's investment objective is to provide current income exempt from regular federal income tax and Alabama state personal income taxes. The Fund currently invests its assets in Alabama Municipals Portfolio (the "Alabama Portfolio"). Alabama general obligations currently are rated Aa3, AA and AA by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Alabama Fund's performance for each calendar year through December 31, 2002. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


12.43%   -8.07%  17.18%   2.95%   8.21%   3.92%   -5.84%  12.45%   3.35%   7.30%
--------------------------------------------------------------------------------
 1993     1994    1995    1996    1997    1998     1999    2000    2001    2002


During the ten years ended December 31, 2002, the Fund's highest quarterly total return was 8.07% for the quarter ended March 31, 1995, and its lowest quarterly total return was -7.33% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2002 to September 30, 2003) was 3.16%. For the 30 days ended August 31, 2003, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 38.25%) for Class A shares were 3.58% and 5.80%, respectively, and for Class B shares were 3.01% and 4.87%, respectively. A lower tax rate would result in lower equivalent yields. For current yield information call 1-800-225-6265. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

                                                          One     Five      Ten
Average Annual Total Return as of December 31, 2002       Year    Years    Years
--------------------------------------------------------------------------------
Class A Return Before Taxes                              2.92%    3.82%    5.07%
Class B Return Before Taxes                              2.30%    3.72%    5.11%
Class B Return After Taxes on Distributions              2.28%    3.71%    5.10%
Class B Return After Taxes on Distributions and the
 Sale of Class B Shares                                  3.03%    3.80%    5.02%
Lehman Brothers Municipal Bond Index
 (reflects no deduction for fees, expenses or taxes)     9.60%    6.06%    6.71%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 7, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on May 1, 1992. Life of Fund returns are calculated from May 31, 1992. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                      EATON VANCE ARKANSAS MUNICIPALS FUND

The Arkansas Fund's investment objective is to provide current income exempt from regular federal income tax and Arkansas state personal income taxes. The Fund currently invests its assets in Arkansas Municipals Portfolio (the "Arkansas Portfolio"). Arkansas general obligations currently are rated Aa2 and AA by Moody's and S&P. Fitch does not currently rate Arkansas general obligations.


PERFORMANCE INFORMATION. The following bar chart and table provide information about the Arkansas Fund's performance for each calendar year through December 31, 2002. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


13.76%   -8.34%  17.67%   1.75%   8.00%   4.46%   -4.25%  10.68%   3.84%   7.29%
--------------------------------------------------------------------------------
 1993     1994    1995    1996    1997    1998     1999    2000    2001    2002


During the ten years ended December 31, 2002, the Fund's highest quarterly total return was 8.10% for the quarter ended March 31, 1995, and its lowest quarterly total return was -7.47% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2002 to September 30, 2003) was 3.17%. For the 30 days ended August 31, 2003, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 39.69%) for Class A shares were 4.39% and 7.28%, respectively, and for Class B shares were 3.86% and 6.40%, respectively. A lower tax rate would result in lower equivalent yields. For current yield information call 1-800-225-6265. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

                                                          One     Five      Ten
Average Annual Total Return as of December 31, 2002       Year    Years    Years
--------------------------------------------------------------------------------
Class A Return Before Taxes                              3.01%    4.06%    5.37%
Class B Return Before Taxes                              2.29%    3.94%    5.22%
Class B Return After Taxes on Distributions              2.28%    3.93%    5.21%
Class B Return After Taxes on Distributions and the
 Sale of Class B Shares                                  3.08%    4.00%    5.12%
Lehman Brothers Municipal Bond Index
 (reflects no deduction for fees, expenses or taxes)     9.60%    6.06%    6.71%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to February 9, 1994 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on October 2, 1992. Life of Fund returns are calculated from October 31, 1992. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                      EATON VANCE GEORGIA MUNICIPALS FUND

The Georgia Fund's investment objective is to provide current income exempt from regular federal income tax and Georgia state personal income taxes. The Fund currently invests its assets in Georgia Municipals Portfolio (the "Georgia Portfolio"). Georgia general obligations currently are rated Aaa, AAA and AAA by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Georgia Fund's performance for each calendar year through December 31, 2002. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


12.12%   -9.57%  16.38%   2.86%   8.24%   4.25%   -7.28%  12.83%   2.76%   8.19%
--------------------------------------------------------------------------------
 1993     1994    1995    1996    1997    1998     1999    2000    2001    2002


During the ten years ended December 31, 2002, the Fund's highest quarterly total return was 7.57% for the quarter ended March 31, 1995, and its lowest quarterly total return was -7.11% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2002 to September 30, 2003) was 3.59%. For the 30 days ended August 31, 2003, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 38.90%) for Class A shares were 4.63% and 7.58%, respectively, and for Class B shares were 4.06% and 6.64%, respectively. A lower tax rate would result in lower equivalent yields. For current yield information call 1-800-225-6265. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

                                                          One     Five      Ten
Average Annual Total Return as of December 31, 2002       Year    Years    Years
--------------------------------------------------------------------------------
Class A Return Before Taxes                              3.81%    3.69%    4.67%
Class B Return Before Taxes                              3.19%    3.59%    4.77%
Class B Return After Taxes on Distributions              3.18%    3.57%    4.73%
Class B Return After Taxes on Distributions and the
 Sale of Class B Shares                                  3.66%    3.72%    4.72%
Lehman Brothers Municipal Bond Index
 (reflects no deduction for fees, expenses or taxes)     9.60%    6.06%    6.71%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 7, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                      EATON VANCE KENTUCKY MUNICIPALS FUND

The Kentucky Fund's investment objective is to provide current income exempt from regular federal income tax and Kentucky state personal income taxes in the form of an investment exempt from the Kentucky intangibles tax. The Fund currently invests its assets in Kentucky Municipals Portfolio (the "Kentucky Portfolio"). There are currently no Kentucky general obligations outstanding.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Kentucky Fund's performance for each calendar year through December 31, 2002. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


12.63%   -9.29%  17.96%   2.42%   8.89%   4.41%   -3.91%   8.37%   2.29%   7.52%
--------------------------------------------------------------------------------
 1993     1994    1995    1996    1997    1998     1999    2000    2001    2002


During the ten years ended December 31, 2002, the Fund's highest quarterly total return was 8.21% for the quarter ended March 31, 1995, and its lowest quarterly total return was -7.51% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2002 to September 30, 2003) was 3.05%. For the 30 days ended August 31, 2003, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 38.90%) for Class A shares were 3.88% and 6.35%, respectively, and for Class B shares were 3.32% and 5.43%, respectively. A lower tax rate would result in lower equivalent yields. For current yield information call 1-800-225-6265. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

                                                         One      Five      Ten
Average Annual Total Return as of December 31, 2002      Year     Years    Years
--------------------------------------------------------------------------------
Class A Return Before Taxes                              3.21%    3.40%    4.79%
Class B Return Before Taxes                              2.52%    3.30%    4.86%
Class B Return After Taxes on Distributions              2.51%    3.26%    4.82%
Class B Return After Taxes on Distributions and the
 Sale of Class B Shares                                  3.16%    3.45%    4.80%
Lehman Brothers Municipal Bond Index
 (reflects no deduction for fees, expenses or taxes)     9.60%    6.06%    6.71%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 7, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                      EATON VANCE LOUISIANA MUNICIPALS FUNd

The Louisiana Fund's investment objective is to provide current income exempt from regular federal income tax and Louisiana state individual and corporate income taxes. The Fund currently invests its assets in Louisiana Municipals Portfolio (the "Louisiana Portfolio"). Louisiana general obligations currently are rated A1, A+ and A+ by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Louisiana Fund's performance for each calendar year through December 31, 2002. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


15.25%  -10.28%  16.41%   3.14%   8.28%   4.53%   -7.73%  13.85%   3.18%   8.03%
--------------------------------------------------------------------------------
 1993     1994    1995    1996    1997    1998     1999    2000    2001    2002


During the ten years ended December 31, 2002, the Fund's highest quarterly total return was 8.07% for the quarter ended March 31, 1995, and its lowest quarterly total return was -8.62% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2002 to September 30, 2003) was 2.44%. For the 30 days ended August 31, 2003, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 38.90%) for Class A shares were 4.59% and 7.51%, respectively, and for Class B shares were 3.88% and 6.35%, respectively. A lower tax rate would result in lower equivalent yields. For current yield information call 1-800-225-6265. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

                                                          One     Five      Ten
Average Annual Total Return as of December 31, 2002       Year    Years    Years
--------------------------------------------------------------------------------
Class A Return Before Taxes                              3.79%    3.90%    5.49%
Class B Return Before Taxes                              3.03%    3.79%    5.11%
Class B Return After Taxes on Distributions              3.03%    3.75%    5.05%
Class B Return After Taxes on Distributions and the
 Sale of Class B Shares                                  3.47%    3.84%    5.00%
Lehman Brothers Municipal Bond Index
 (reflects no deduction for fees, expenses or taxes)     9.60%    6.06%    6.71%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to February 14, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on October 2, 1992. Life of Fund returns are calculated from October 31, 1992. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                      EATON VANCE MARYLAND MUNICIPALS FUND

The Maryland Fund's investment objective is to provide current income exempt from regular federal income tax and Maryland state and local income taxes. The Fund currently invests its assets in Maryland Municipals Portfolio (the "Maryland Portfolio"). Maryland general obligations currently are rated Aaa, AAA and AAA by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Maryland Fund's performance for each calendar year through December 31, 2002. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


13.19%   -9.86%  18.87%   2.79%   8.59%   2.59%   -6.49%  10.88%   4.36%   7.24%
--------------------------------------------------------------------------------
 1993     1994    1995    1996    1997    1998     1999    2000    2001    2002


During the ten years ended December 31, 2002, the Fund's highest quarterly total return was 8.67% for the quarter ended March 31, 1995, and its lowest quarterly total return was -8.20% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2002 to September 30, 2003) was 2.07%. For the 30 days ended August 31, 2003, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 38.09%) for Class A shares were 4.43% and 7.16%, respectively, and for Class B shares were 3.91% and 6.32%, respectively. A lower tax ate would result in lower equivalent yields. For current yield information call 1-800-225-6265. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

                                                          One     Five      Ten
Average Annual Total Return as of December 31, 2002       Year    Years    Years
--------------------------------------------------------------------------------
Class A Return Before Taxes                              2.89%    3.32%    4.97%
Class B Return Before Taxes                              2.25%    3.21%    4.89%
Class B Return After Taxes on Distributions              2.23%    3.17%    4.86%
Class B Return After Taxes on Distributions and the
 Sale of Class B Shares                                  2.94%    3.32%    4.80%
Lehman Brothers Municipal Bond Index
 (reflects no deduction for fees, expenses or taxes)     9.60%    6.06%    6.71%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 10, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on February 3, 1992. Life of Fund returns are calculated from February 28, 1992. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                      EATON VANCE MISSOURI MUNICIPALS FUND

The Missouri Fund's investment objective is to provide current income exempt from regular federal income tax and Missouri state personal income taxes. The Fund currently invests its assets in Missouri Municipals Portfolio (the "Missouri Portfolio"). Missouri general obligations currently are rated Aaa, AAA and AAA by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Missouri Fund's performance for each calendar year through December 31, 2002. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


13.55%   -9.34%  19.41%   2.77%   9.14%   5.07%   -6.51%  11.20%   4.90%   7.62%
--------------------------------------------------------------------------------
 1993     1994    1995    1996    1997    1998     1999    2000    2001    2002


During the ten years ended December 31, 2002, the Fund's highest quarterly total return was 8.55% for the quarter ended March 31, 1995, and its lowest quarterly total return was -7.72% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2002 to September 30, 2003) was 3.06%. For the 30 days ended August 31, 2003, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 38.90%) for Class A shares were 4.26% and 6.97%, respectively, and for Class B shares were 3.68% and 6.02%, respectively. A lower tax rate would result in lower equivalent yields. For current yield information call 1-800-225-6265. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

                                                         One      Five      Ten
Average Annual Total Return as of December 31, 2002      Year     Years    Years
--------------------------------------------------------------------------------
Class A Return Before Taxes                              3.27%    4.11%    5.52%
Class B Return Before Taxes                              2.63%    3.95%    5.45%
Class B Return After Taxes on Distributions              2.60%    3.93%    5.43%
Class B Return After Taxes on Distributions and the
 Sale of Class B Shares                                  3.37%    4.00%    5.31%
Lehman Brothers Municipal Bond Index
 (reflects no deduction for fees, expenses or taxes)     9.60%    6.06%    6.71%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 7, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on May 1, 1992. Life of Fund returns are calculated from May 31, 1992. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                   EATON VANCE NORTH CAROLINA MUNICIPALS FUND

The North Carolina Fund's investment objective is to provide current income exempt from regular federal income tax and North Carolina state personal income taxes. The Fund currently invests its assets in North Carolina Municipals Portfolio (the "North Carolina Portfolio"). North Carolina general obligations currently are rated Aa1, AAA and AAA by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the North Carolina Fund's performance for each calendar year through December 31, 2002. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


11.48%   -9.25%  16.69%   2.00%   8.47%   4.89%   -5.69%  11.34%   2.92%   6.76%
--------------------------------------------------------------------------------
 1993     1994    1995    1996    1997    1998     1999    2000    2001    2002


During the ten years ended December 31, 2002, the Fund's highest quarterly total return was 7.90% for the quarter ended March 31, 1995, and its lowest quarterly total return was -7.10% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2002 to September 30, 2003) was 1.92%. For the 30 days ended August 31, 2003, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 40.36%) for Class A shares were 3.79% and 6.35%, respectively, and for Class B shares were 3.23% and 5.42%, respectively. A lower tax rate would result in lower equivalent yields. For current yield information call 1-800-225-6265. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

                                                         One     Five      Ten
Average Annual Total Return as of December 31, 2002      Year    Years    Years
--------------------------------------------------------------------------------
Class A Return Before Taxes                              2.52%    3.68%    4.77%
Class B Return Before Taxes                              1.76%    3.55%    4.68%
Class B Return After Taxes on Distributions              1.72%    3.50%    4.65%
Class B Return After Taxes on Distributions and the
 Sale of Class B Shares                                  2.64%    3.63%    4.64%
Lehman Brothers Municipal Bond Index
 (reflects no deduction for fees, expenses or taxes)     9.60%    6.06%    6.71%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 7, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipals Bond Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                       EATON VANCE OREGON MUNICIPALS FUND

The Oregon Fund's investment objective is to provide current income exempt from regular federal income tax and Oregon state personal income taxes. The Fund currently invests its assets in Oregon Municipals Portfolio (the "Oregon Portfolio"). Oregon general obligations currently are rated Aa3, AA- and A+ by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Oregon Fund's performance for each calendar year through December 31, 2002. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


13.36%   -9.46%  17.95%   1.67%   7.22%   5.65%   -5.33%  10.69%   3.73%   6.55%
--------------------------------------------------------------------------------
 1993     1994    1995    1996    1997    1998     1999    2000    2001    2002


During the ten years ended December 31, 2002, the Fund's highest quarterly total return was 8.41% for the quarter ended March 31, 1995, and its lowest quarterly total return was -7.40% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2002 to September 30, 2003) was 3.12%. For the 30 days ended August 31, 2003, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 41.38%) for Class A shares were 4.58% and 7.81%, respectively, and for Class B shares were 4.05% and 6.91%, respectively. A lower tax rate would result in lower equivalent yields. For current yield information call 1-800-225-6265. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

                                                         One      Five      Ten
Average Annual Total Return as of December 31, 2002      Year     Years    Years
--------------------------------------------------------------------------------
Class A Return Before Taxes                              2.35%    3.92%    5.02%
Class B Return Before Taxes                              1.56%    3.78%    4.91%
Class B Return After Taxes on Distributions              1.55%    3.78%    4.87%
Class B Return After Taxes on Distributions and the
 Sale of Class B Shares                                  2.68%    3.89%    4.84%
Lehman Brothers Municipal Bond Index
 (reflects no deduction for fees, expenses or taxes)     9.60%    6.06%    6.71%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 28, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipals Bond Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                   EATON VANCE SOUTH CAROLINA MUNICIPALS FUND

The South Carolina Fund's investment objective is to provide current income exempt from regular federal income tax and South Carolina state personal income taxes. The Fund currently invests its assets in South Carolina Municipals Portfolio (the "South Carolina Portfolio"). South Carolina general obligations currently are rated Aaa, AAA and AAA, by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the South Carolina Fund's performance for each calendar year through December 31, 2002. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


13.42%   -9.65%  17.30%   2.51%   8.28%   5.11%   -7.26%  10.25%   4.71%   7.31%
--------------------------------------------------------------------------------
 1993     1994    1995    1996    1997    1998     1999    2000    2001    2002


During the ten years ended December 31, 2002, the Fund's highest quarterly total return was 7.89% for the quarter ended March 31, 1995, and its lowest quarterly total return was -7.80% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2002 to September 30, 2003) was 3.48%. For the 30 days ended August 31, 2003, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 39.55%) for Class A shares were 4.40% and 7.28%, respectively, and for Class B shares were 3.87% and 6.40%, respectively. A lower tax rate would result in lower equivalent yields. For current yield information call 1-800-225-6265. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

                                                         One      Five      Ten
Average Annual Total Return as of December 31, 2002      Year     Years    Years
--------------------------------------------------------------------------------
Class A Return Before Taxes                              3.03%    3.64%    5.00%
Class B Return Before Taxes                              2.31%    3.51%    4.89%
Class B Return After Taxes on Distributions              2.30%    3.50%    4.88%
Class B Return After Taxes on Distributions and the
 Sale of Class B Shares                                  3.13%    3.67%    4.85%
Lehman Brothers Municipal Bond Index
 (reflects no deduction for fees, expenses or taxes)     9.60%    6.06%    6.71%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to February 14, 1994 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on October 2, 1992. Life of Fund returns are calculated from October 31, 1992. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipals Bond Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                     EATON VANCE TENNESSEE MUNICIPALS FUND

The Tennessee Fund's investment objective is to provide current income exempt from regular federal income tax and Tennessee state personal income taxes. The Fund currently invests its assets in Tennessee Municipals Portfolio (the "Tennessee Portfolio"). Tennessee's general obligations currently are rated Aa2, AA and AA by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Tennessee Fund's performance for each calendar year through December 31, 2002. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


14.50%   -9.60%  18.90%   2.62%   8.44%   4.63%   -4.32%  10.81%   3.35%   7.88%
--------------------------------------------------------------------------------
 1993     1994    1995    1996    1997    1998     1999    2000    2001    2002


During the ten years ended December 31, 2002, the Fund's highest quarterly total return was 8.58% for the quarter ended March 31, 1995, and its lowest quarterly total return was -7.57% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2002 to September 30, 2003) was 3.83%. For the 30 days ended August 31, 2003, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 38.90%) for Class A shares were 3.95% and 6.46%, respectively, and for Class B shares were 3.39% and 5.55%, respectively. A lower tax rate would result in lower equivalent yields. For current yield information call 1-800-225-6265. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

                                                         One      Five      Ten
Average Annual Total Return as of December 31, 2002      Year     Years    Years
--------------------------------------------------------------------------------
Class A Return Before Taxes                              3.63%    4.12%    5.49%
Class B Return Before Taxes                              2.88%    4.00%    5.41%
Class B Return After Taxes on Distributions              2.88%    4.00%    5.36%
Class B Return After Taxes on Distributions and the
 Sale of Class B Shares                                  3.42%    4.03%    5.24%
Lehman Brothers Municipal Bond Index
 (reflects no deduction for fees, expenses or taxes)     9.60%    6.06%    6.71%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 9, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on August 25, 1992. Life of Fund returns are calculated from August 31, 1992. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipals Bond Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                      EATON VANCE VIRGINIA MUNICIPALS FUND

The Virginia Fund's investment objective is to provide current income exempt from regular federal income tax and Virginia state personal income taxes. The Fund currently invests its assets in the Virginia Municipals Portfolio (the "Virginia Portfolio"). Virginia general obligations currently are rated Aaa, AAA and AAA by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Virginia Fund's performance for each calendar year through December 31, 2002. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


11.57%   -8.87%  18.01%   2.22%   8.07%   4.64%   -5.59%  11.10%   3.98%   6.19%
--------------------------------------------------------------------------------
 1993     1994    1995    1996    1997    1998     1999    2000    2001    2002


During the ten years ended December 31, 2002, the Fund's highest quarterly total return was 8.10% for the quarter ended March 31, 1995, and its lowest quarterly total return was -6.52% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2002 to September 30, 2003) was 3.03%. For the 30 days ended August 31, 2003, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 38.74%) for Class A shares were 4.18% and 6.82%, respectively, and for Class B shares were 3.67% and 5.99%, respectively. A lower tax rate would result in lower equivalent yields. For current yield information call 1-800-225-6265. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

                                                         One      Five      Ten
Average Annual Total Return as of December 31, 2002      Year     Years    Years
--------------------------------------------------------------------------------
Class A Return Before Taxes                              1.92%    3.71%    4.87%
Class B Return Before Taxes                              1.19%    3.58%    4.85%
Class B Return After Taxes on Distributions              1.17%    3.54%    4.82%
Class B Return After Taxes on Distributions and the
 Sale of Class B Shares                                  2.31%    3.67%    4.80%
Lehman Brothers Municipal Bond Index
 (reflects no deduction for fees, expenses or taxes)     9.60%    6.06%    6.71%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 17, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipals Bond Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

FUND FEES AND EXPENSES. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees (fees paid directly from your investment)

                                                          Class A     Class B
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) (as a percentage of
 offering price)                                           4.75%       None
Maximum Deferred Sales Charge (Load) (as a percentage
 of the lower of net asset value at time of purchase or
 time of redemption)                                       None        5.00%
Maximum Sales Charge (Load) Imposed on Reinvested
 Distributions                                             None        None
Exchange Fee                                               None        None

Annual Fund Operating Expenses (expenses that are deducted from Fund and Portfolio assets)

                                     Management    Distribution and      Other    Total Annual Fund
                                        Fees     Service (12b-1) Fees  Expenses*  Operating Expenses
----------------------------------------------------------------------------------------------------
Alabama Fund          Class A shares    0.32%            n/a             0.44%           0.76%
                      Class B shares    0.32%           0.95%            0.24%           1.51%
----------------------------------------------------------------------------------------------------
Arkansas Fund         Class A shares    0.26%            n/a             0.47%           0.73%
                      Class B shares    0.26%           0.95%            0.27%           1.48%
----------------------------------------------------------------------------------------------------
Georgia Fund          Class A shares    0.31%            n/a             0.46%           0.77%
                      Class B shares    0.31%           0.95%            0.26%           1.52%
----------------------------------------------------------------------------------------------------
Kentucky Fund         Class A shares    0.33%            n/a             0.44%           0.77%
                      Class B shares    0.33%           0.95%            0.24%           1.52%
----------------------------------------------------------------------------------------------------
Louisiana Fund        Class A shares    0.21%            n/a             0.53%           0.74%
                      Class B shares    0.21%           0.95%            0.33%           1.49%
----------------------------------------------------------------------------------------------------
Maryland Fund         Class A shares    0.35%            n/a             0.43%           0.78%
                      Class B shares    0.35%           0.95%            0.23%           1.53%
----------------------------------------------------------------------------------------------------
Missouri Fund         Class A shares    0.31%            n/a             0.48%           0.79%
                      Class B shares    0.31%           0.95%            0.28%           1.54%
----------------------------------------------------------------------------------------------------
North Carolina Fund   Class A shares    0.36%            n/a             0.43%           0.79%
                      Class B shares    0.36%           0.95%            0.23%           1.54%
----------------------------------------------------------------------------------------------------
Oregon Fund           Class A shares    0.37%            n/a             0.43%           0.80%
                      Class B shares    0.37%           0.95%            0.23%           1.55%
----------------------------------------------------------------------------------------------------
South Carolina Fund   Class A shares    0.28%            n/a             0.45%           0.73%
                      Class B shares    0.28%           0.95%            0.25%           1.48%
----------------------------------------------------------------------------------------------------
Tennessee Fund        Class A shares    0.27%            n/a             0.47%           0.74%
                      Class B shares    0.27%           0.95%            0.27%           1.49%
----------------------------------------------------------------------------------------------------
Virginia Fund         Class A shares    0.39%            n/a             0.42%           0.81%
                      Class B shares    0.39%           0.95%            0.22%           1.56%

* Other Expenses for Class A include a 0.20% service fee paid pursuant to a Service Plan.

EXAMPLE. These Examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Each Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
Alabama Fund          Class A shares     $549      $706      $  877      $1,372
                      Class B shares     $654      $877      $1,024      $1,802
--------------------------------------------------------------------------------
Arkansas Fund         Class A shares     $546      $697      $  862      $1,338
                      Class B shares     $651      $868      $1,008      $1,768
--------------------------------------------------------------------------------
Georgia Fund          Class A shares     $550      $709      $  883      $1,384
                      Class B shares     $655      $880      $1,029      $1,813
--------------------------------------------------------------------------------
Kentucky Fund         Class A shares     $550      $709      $  883      $1,384
                      Class B shares     $655      $880      $1,029      $1,813
--------------------------------------------------------------------------------
Louisiana Fund        Class A shares     $547      $700      $  867      $1,350
                      Class B shares     $652      $871      $1,013      $1,779
--------------------------------------------------------------------------------
Maryland Fund         Class A shares     $551      $712      $  888      $1,395
                      Class B shares     $656      $883      $1,034      $1,824
--------------------------------------------------------------------------------
Missouri Fund         Class A shares     $552      $715      $  893      $1,406
                      Class B shares     $657      $886      $1,039      $1,835
--------------------------------------------------------------------------------
North Carolina Fund   Class A shares     $552      $715      $  893      $1,406
                      Class B shares     $657      $886      $1,039      $1,835
--------------------------------------------------------------------------------
Oregon Fund           Class A shares     $553      $718      $  898      $1,418
                      Class B shares     $658      $890      $1,045      $1,845
--------------------------------------------------------------------------------
South Carolina Fund   Class A shares     $546      $697      $  862      $1,338
                      Class B shares     $651      $868      $1,008      $1,768
--------------------------------------------------------------------------------
Tennessee Fund        Class A shares     $547      $700      $  867      $1,350
                      Class B shares     $652      $871      $1,013      $1,779
--------------------------------------------------------------------------------
Virginia Fund         Class A shares     $554      $721      $  903      $1,429
                      Class B shares     $659      $893      $1,050      $1,856

You would pay the following expenses if you did not redeem your shares:

                                        1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
Alabama Fund          Class A shares     $549      $706       $877       $1,372
                      Class B shares     $154      $477       $824       $1,802
--------------------------------------------------------------------------------
Arkansas Fund         Class A shares     $546      $697       $862       $1,338
                      Class B shares     $151      $468       $808       $1,768
--------------------------------------------------------------------------------
Georgia Fund          Class A shares     $550      $709       $883       $1,384
                      Class B shares     $155      $480       $829       $1,813
--------------------------------------------------------------------------------
Kentucky Fund         Class A shares     $550      $709       $883       $1,384
                      Class B shares     $155      $480       $829       $1,813
--------------------------------------------------------------------------------
Louisiana Fund        Class A shares     $547      $700       $867       $1,350
                      Class B shares     $152      $471       $813       $1,779
--------------------------------------------------------------------------------
Maryland Fund         Class A shares     $551      $712       $888       $1,395
                      Class B shares     $156      $483       $834       $1,824
--------------------------------------------------------------------------------
Missouri Fund         Class A shares     $552      $715       $893       $1,406
                      Class B shares     $157      $486       $839       $1,835
--------------------------------------------------------------------------------
North Carolina Fund   Class A shares     $552      $715       $893       $1,406
                      Class B shares     $157      $486       $839       $1,835
--------------------------------------------------------------------------------
Oregon Fund           Class A shares     $553      $718       $898       $1,418
                       Class B shares    $158      $490       $845       $1,845
--------------------------------------------------------------------------------
South Carolina Fund   Class A shares     $546      $697       $862       $1,338
                       Class B shares    $151      $468       $808       $1,768
--------------------------------------------------------------------------------
 Tennessee Fund        Class A shares    $547      $700       $867       $1,350
                       Class B shares    $152      $471       $813       $1,779
--------------------------------------------------------------------------------
 Virginia Fund         Class A shares    $554      $721       $903       $1,429
                       Class B shares    $159      $493       $850       $1,856

INVESTMENT OBJECTIVES & PRINCIPAL POLICIES AND RISKS

The investment objective of each Fund is to provide current income exempt from regular federal income tax and particular state or local income or other taxes. Each Fund seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets during periods of normal market conditions) in municipal obligations, the interest on which is exempt from regular federal income tax and from the state taxes which, in accordance with the Fund's investment objective, the Fund seeks to avoid. This is a fundamental policy of each Fund which only may be changed with shareholder approval. Each Fund's investment objective and certain other policies may be changed by the Trustees without shareholder approval. There is no present intention to make any such change and shareholders will receive 60 days prior notice of any material change in a Fund's investment objective. Each Fund currently seeks to meet its investment objective by investing in a separate open-end management company (a "Portfolio") that has the same objective and policies as the Fund.

At least 75% of net assets will normally be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's, or BBB or higher by either S&P or Fitch) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser. Municipal obligations rated Baa or BBB have speculative characteristics, while lower quality obligations are predominantly speculative. Also, changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of lower-rated obligations to make principal and interest payments. Lower rated obligations also may be subject to greater price volatility than higher rated obligations. No Portfolio will invest more than 10% of its net assets in obligations rated below B by Moody's, S&P or Fitch, or in unrated obligations considered to be of comparable quality by the investment adviser.

Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes. Municipal obligations also include municipal leases and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Certain municipal obligations may be purchased on a "when-issued" basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase.

The investment adviser's process for selecting securities for purchase and sale is research intensive and emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation. The investment adviser seeks to invest in obligations that it believes will retain their relative value in varying interest rate climates.

The interest on municipal obligations is (in the opinion of the issuer's counsel) exempt from regular federal income tax. Interest income from certain types of municipal obligations generally will be subject to the federal alternative minimum tax (the "AMT") for individuals. Distributions to corporate investors may also be subject to the AMT. The Funds may not be suitable for investors subject to the AMT.

Although each Portfolio may invest in securities of any maturity, it is expected that a Portfolio will normally acquire securities with maturities of ten years or more at the time of investment. Many obligations permit the issuer at its option to "call," or redeem, its securities. As such, the effective maturity of an obligation may be less than ten years as the result of call provisions. The effective maturity of an obligation is its likely redemption date after consideration of any call or redemption features. If an issuer calls securities during a time of declining interest rates, it may not be possible to reinvest the proceeds in securities providing the same investment return as the securities redeemed. The average maturity of a Portfolio's holdings may vary depending on anticipated market conditions.

Under normal conditions, each Portfolio invests at least 65% of its total assets in obligations issued by its respective state or its political subdivisions, agencies, authorities and instrumentalities. Municipal obligations of issuers in a single state may be adversely affected by economic developments (including insolvency of an issuer) and by legislation and other governmental activities in that state. Each Portfolio may also invest in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. Moody's currently rates Puerto Rico general obligations Baa1, while S&P rates them A-. S&P currently rates Guam general obligations B. Obligations issued by the U.S. Virgin Islands are not currently rated.

Each Portfolio may invest 25% or more of its total assets in municipal obligations in the same sector (such as leases, housing finance, public housing, municipal utilities, hospital and health facilities or industrial development). This may make a Portfolio more susceptible to adverse economic, political or regulatory occurrences or adverse court decisions affecting a particular sector.




The net asset value will change in response to changes in prevailing interest rates and changes in the value of securities held. The value of securities held will be affected by the credit quality of the issuer of the obligation, and general economic and business conditions that affect the specific economic sector of the issuer. Changes by rating agencies in the rating assigned to an obligation may also affect the value of that obligation.

Each Portfolio may purchase derivative instruments, which derive their value from another instrument, security or index. For example, a Portfolio may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have varying degrees of liquidity, and the market for securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline.

Each Portfolio may also purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates or as a substitute for the purchase of portfolio securities. Each Portfolio may also enter interest rate swaps and forward rate contracts, as well as purchase an instrument that has greater or lesser credit risk than the municipal bonds underlying the instrument. The use of derivative instruments for both hedging and investment purposes involves a risk of loss or depreciation due to a variety of factors including counterparty risk, unexpected market, interest rate or securities price movements, and tax and regulatory constraints. Derivative hedging transactions may not be effective because of imperfect correlations and other factors.

Each Portfolio may invest in zero coupon bonds, which do not require the issuer to make periodic interest payments. The values of these bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Each Portfolio accrues income on these investments and each Fund is required to distribute its share of Portfolio income each year. Each Portfolio may be required to sell securities to obtain cash needed for income distributions.

The limited liquidity of certain securities in which each Portfolio may invest (including those eligible for resale under Rule 144A of the Securities Act of
1933) could affect their market prices, thereby adversely affecting net asset value and the ability to pay income. The amount of publicly available information about certain municipal obligations may be limited and the investment performance of a Portfolio may be more dependent on the portfolio manager's analysis than if this were not the case.

Each Portfolio may borrow amounts up to one-third of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to a Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. No Portfolio will purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets.

During unusual market conditions, each Portfolio may temporarily invest up to 50% of its total assets in cash or cash equivalents, which is not consistent with a Fund's investment objective. While temporarily invested, a Fund may not achieve its objective, and interest income from temporary investments may be taxable. Each Portfolio might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times a Portfolio may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.

MANAGEMENT AND ORGANIZATION

MANAGEMENT. Each Portfolio's investment adviser is Boston Management and Research ("BMR"), a subsidiary of Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $75 billion on behalf of mutual funds, institutional clients and individuals.

The investment adviser manages the investments of each Portfolio. Under its investment advisory agreement with each Portfolio, BMR receives a monthly advisory fee equal to the aggregate of a daily asset based fee and a daily income based fee. The fees are applied on the basis of the following categories.

                                                         Annual         Daily
Category  Daily Net Assets                             Asset Rate    Income Rate
--------------------------------------------------------------------------------
   1      up to $20 million                              0.100%          1.00%
   2      $20 million but less than $40 million          0.200%          2.00%
   3      $40 million but less than $500 million         0.300%          3.00%
   4      $500 million but less than $1 billion          0.275%          2.75%
   5      $1 billion but less than $1.5 billion          0.250%          2.50%
   6      $1.5 billion but less than $2 billion          0.225%          2.25%
   7      $2 billion but less than $3 billion            0.200%          2.00%
   8      $3 billion and over                            0.175%          1.75%

For the fiscal year ended August 31, 2003, each Portfolio paid the advisory fees stated below.

                                  Net Assets on     Advisory Fee as a Percentage
Portfolio                        August 31, 2003    of Average Daily Net Assets
--------------------------------------------------------------------------------
Alabama                           $ 64,716,340                0.32%
Arkansas                          $ 43,698,668                0.26%
Georgia                           $ 54,114,785                0.31%
Kentucky                          $ 67,575,292                0.33%
Louisiana                         $ 28,501,740                0.21%
Maryland                          $ 78,678,380                0.35%
Missouri                          $ 57,317,575                0.31%
North Carolina                    $ 89,544,419                0.36%
Oregon                            $ 82,715,710                0.37%
South Carolina                    $ 51,213,746                0.28%
Tennessee                         $ 48,460,580                0.27%
Virginia                          $113,477,612                0.39%


William H. Ahern is the portfolio manager of the Alabama Portfolio (since June 1, 1997), the Kentucky Portfolio (since November 1, 1998)and the Maryland Portfolio (since January 17, 2000). Cynthia J. Clemson is the portfolio manager of the Missouri Portfolio and the Tennessee Portfolio (since they commenced operations) and the Georgia Portfolio (since January 1, 1996). Robert B. MacIntosh is the portfolio manager of the Louisiana Portfolio and the North Carolina Portfolio (since January 1, 1996) and the Virginia Portfolio (since January 17, 2000). Thomas M. Metzold is the portfolio manager of the Arkansas Portfolio (since January 17, 2000) and the Oregon Portfolio (since November 1,
1996). Thomas J. Fetter is the portfolio manager of the South Carolina Portfolio (since January 1, 1996). Each portfolio manager also manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than 5 years, and is a Vice President of Eaton Vance and BMR.

Eaton Vance serves as the administrator of each Fund, providing each Fund with administrative services and related office facilities. Eaton Vance does not currently receive a fee for serving as administrator.

Eaton Vance also serves as the sub-transfer agent for each Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by a Fund's transfer agent from fees it receives from the Eaton Vance funds.

ORGANIZATION. Each Fund is a series of Eaton Vance Municipals Trust, a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval). Because a Fund invests in a Portfolio, it may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, a Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. A Fund can withdraw from a Portfolio at any time.

Because the Funds use this combined prospectus, a Fund could be held liable for a misstatement or omission made about another Fund. The Trust's Trustees considered this risk in approving the use of a combined prospectus.

VALUING SHARES

Each Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from Portfolio holdings. Municipal obligations are normally valued on the basis of valuations furnished by a pricing service. The pricing service considers various factors relating to bonds and market Transactions to determine value.

When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES

HOW TO PURCHASE SHARES. You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-800-262-1122. Your initial investment must be at least $1,000. A Fund or your investment dealer must receive your purchase order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) in order for your purchase to be effected at that day's net asset value.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans and for persons affiliated with Eaton Vance and its service providers.

If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. Each Fund may suspend the sale of its shares at any time and any purchase order may be refused.

The Funds are not intended for market timing or excessive trading. These activities may disrupt portfolio management and increase costs for all shareholders. If an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. Each Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if a Fund or the principal underwriter determines, in its discretion, that a proposed transaction involves market timing or excessive trading that is potentially detrimental to the Fund. Each Fund and its principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason.

CHOOSING A SHARE CLASS. Each Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices. In choosing the class of shares that suits your investment needs, you should consider:

     *    how long you expect to own your shares;
     *    how much you intend to invest;

     * the sales charge and total operating expenses associated with owning each class; and
     * whether you qualify for a reduction or waiver of any applicable sales charges (see "Reducing or Eliminating Sales Charges" under "Sales Charges" below).

Each investor's considerations are different. You should speak with your investment dealer to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Funds.

     Class A shares are offered at net asset value plus a front-end sales charge of up to 4.75%. This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $25,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in "Reducing Class A Sales Charges" in "Reducing or Eliminating Sales Charges" under "Sales Charges" below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Class A shares pay service fees equal to 0.20% annually of average daily net assets. Distributions on Class A shares are generally higher than distributions paid by Class B shares because Class A has lower annual expenses than that class.

     Class B shares are offered at net asset value with no initial sales charge. If you sell your Class B shares within six years of purchase, you generally will be subject to a contingent deferred sales charge or "CDSC". The amount of the CDSC applicable to a redemption of Class B shares decreases over six years, as described in the CDSC schedule in "Contingent Deferred Sales Charge" under "Sales Charges" below. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class B CDSC may be waived (such as in the case of the death of the shareholder). See "CDSC Waivers" in "Reducing or Eliminating Sales Charges" under "Sales Charges" below. Class B shares pay distribution fees and service fees equal to 0.95% annually of average daily net assets. Distributions on Class B shares are generally lower than distributions paid by Class A shares because Class B has higher annual expenses than Class A. Because the sales charge applicable to Class A shares is reduced for larger purchases and Class A has lower operating expenses, purchasing Class B shares may not be appropriate if you are investing a large amount.

SALES CHARGES

FRONT-END SALES CHARGE. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

                                   Sales Charge        Sales Charge      Dealer Commission
                                 as Percentage of  as Percentage of Net  as Percentage of
Amount of Purchase                Offering Price     Amount Invested      Offering Price
------------------------------------------------------------------------------------------
Less than $25,000                     4.75%               4.99%                4.50%
$25,000 but less than $100,000        4.50%               4.71%                4.25%
$100,000 but less than $250,000       3.75%               3.90%                3.50%
$250,000 but less than $500,000       3.00%               3.09%                2.75%
$500,000 but less than $1,000,000     2.00%               2.04%                2.00%
$1,000,000 or more                    0.00*               0.00*                1.00%

* No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.


The principal underwriter may pay additional compensation from its own resources to investment dealers in connection with sales promotions sponsored by the principal underwriter or sales programs sponsored by investment dealers.

The principal underwriter will pay an upfront commission of 1.00% to investment dealers on sales of $1 million or more. For Class A share purchases in a single fund in a single transaction totaling $5 million or more, the principal underwriter will pay investment dealers this 1.00% commission monthly in arrears. The rate will be applied to the amount originally invested minus any redemptions (as calculated at month end) and will be paid ratably over the first 18 months after the investment is made.

CONTINGENT DEFERRED SALES CHARGE. Each Class of shares is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Investors who purchase Class A shares of a single fund in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Class B shares are subject to the following CDSC schedule:

 Year of Redemption After Purchase       CDSC
-------------------------------------------------
 First or Second                          5%
 Third                                    4%
 Fourth                                   3%
 Fifth                                    2%
 Sixth                                    1%
 Seventh or following                     0%


The CDSC is based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.

The sales commission payable to investment dealers in connection with sales of Class B shares is described under "Distribution and Service Fees" below.

REDUCING OR ELIMINATING SALES CHARGES. Your purchase may be eligible for a reduced sales charge, or the sales charge may be eliminated, under the circumstances described below. Sales charges may also be reduced or eliminated pursuant to the exchange privilege and the reinvestment privilege, when reinvesting distributions, and in connection with redemptions under a withdrawal plan. For more information, see "Shareholder Account Features" below.

REDUCING CLASS A SALES CHARGES. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your investment dealer or a Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your investment dealer or the Fund know you are eligible for a reduced sales charge, you may not receive the discount to which you are otherwise entitled.

     Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in a Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $25,000 or more. Class A, Advisers Class, Class B, Class C, Class D, Class I and/or Class R shares of the Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by you may be included for this purpose. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held in trust or fiduciary accounts for the benefit of any of you. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation.

     Under a statement of intention, purchases of $25,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or a Fund to sell) the full amount indicated in the statement.

PURCHASING CLASS A SHARES AT NET ASSET VALUE. Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers.

CDSC WAIVERS. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features"). The Class B CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

More information about sales charges is available on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website before making a purchase of Fund shares for any updates to sales charge information.

DISTRIBUTION AND SERVICE FEES. Class B shares have in effect a plan under Rule 12b-1 that allows each Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class B shares (except exchange transactions and reinvestments) in an amount equal to 4% of the purchase price of the shares. Both Classes pay service fees for personal and/or account services equal to 0.20% of average daily net assets annually. After the sale of shares, the principal underwriter receives service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers. Although there is no present intention to do so, each Class could pay service fees of up to 0.25% annually upon Trustee approval.

Class B distribution fees are subject to termination when payments under the Rule 12b-1 plans are sufficient to extinguish uncovered distribution charges. As described in the Statement of Additional Information, uncovered distribution charges of a Class are increased by a sales commission payable by the Class to the principal underwriter in connection with sales of shares of that Class and by an interest factor tied to the U.S. Prime Rate. Uncovered distribution charges are reduced by the distribution fees paid by the Class and by CDSCs paid to the Fund by redeeming shareholders. The amount of the sales commission payable by Class B to the principal underwriter in connection with sales of Class B shares is significantly less than the maximum permitted by the sales charge rule of the National Association of Securities Dealers, Inc. To date, Class B uncovered distribution charges have not been fully covered.

REDEEMING SHARES

You can redeem shares in any of the following ways:

 By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

 By Telephone       You can redeem up to $100,000 by calling the transfer agent at  1-800-262-1122  on Monday through  Friday,  9:00 a.m. to
                    4:00 p.m. (eastern time). Proceeds of a telephone redemption can be mailed  only to the account  address.  Shares held by corporations,  trusts or certain  other  entities and shares
                    that  are  subject  to  fiduciary   arrangements  cannot  be
                    redeemed by telephone.

 Through an
 Investment Dealer  Your investment  dealer is responsible for  transmitting the order promptly. An investment dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

DISTRIBUTIONS. You may have your Fund distributions paid in one of the following ways:

     * Full Reinvest Option      Dividends  and  capital  gains  are  reinvested
                                 in additional shares. This option will be assigned if you do not specify an option.

     * Partial Reinvest Option   Dividends  are paid in  cash and  capital gains
                                 are reinvested in additional shares.

     * Cash Option               Dividends and capital gains are paid in cash.

     * Exchange Option           Dividends  and/or capital gains  are reinvested
                                 in  additional shares  of any class  of another
                                 Eaton  Vance fund chosen by you, subject to the
                                 terms  of  that   fund's   prospectus.   Before
                                 selecting  this  option,  you  must   obtain  a
                                 prospectus of the other fund and consider its objectives and policies carefully.

INFORMATION FROM THE FUND. From time to time, you may be mailed the following:

     *Annual and Semiannual Reports, containing performance information and financial statements.

     *Periodic account statements, showing recent activity and total share balance.

     *Form 1099 and tax information needed to prepare your income tax returns.

     *Proxy materials, in the event a shareholder vote is required.

     *Special notices about significant events affecting your Fund.

WITHDRAWAL PLAN. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

EXCHANGE PRIVILEGE. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund, or in the case of Class B shares, Eaton Vance Money Market Fund. Exchanges are made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (see back cover for address) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. As described under "Purchasing Shares", the exchange privilege may be terminated for market timing accounts.

REINVESTMENT PRIVILEGE. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of a Fund (or, for Class A shares, in Class A of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

TELEPHONE AND ELECTRONIC TRANSACTIONS. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"STREET NAME" ACCOUNTS. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

PROCEDURES FOR OPENING NEW ACCOUNTS. To help the government fight the funding of terrorism and money laundering activities, federal law requires each Fund to obtain, verify and record information that identifies each person who opens a Fund account. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver's license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person's account or reporting the matter to the appropriate federal authorities.

ACCOUNT QUESTIONS. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122, or write to the transfer agent (see back cover for address).

TAX INFORMATION

Each Fund declares dividends daily and ordinarily pays distributions monthly. Different Classes of a Fund will distribute different dividend amounts. Your account will be credited with dividends beginning on the business day after the day when the funds used to purchase your Fund shares are collected by the transfer agent. For tax purposes, the entire monthly distribution of the Fund's daily dividends ordinarily will constitute tax-exempt income to you. Distributions of any net realized gains will be made once each year (usually in December). A Portfolio may invest a portion of its assets in securities that generate income that is not exempt from federal income tax. In addition, the exemption of "exempt-interest dividend" income from regular federal income taxation does not necessarily result in similar exemptions from such income under the state or local tax laws. Distributions of any taxable income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term capital gains. Distributions of interest on certain municipal obligations are a tax preference item under the AMT provisions applicable to individuals and corporations, and all tax-exempt distributions may affect a corporation's AMT liability. Each Fund's distributions will be treated as described above for federal income tax purposes whether they are paid in cash or reinvested in additional shares. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Shareholders, particularly corporations, recipients of social security or railroad retirement benefits and those subject to alternative minimum tax, should consult with their advisers concerning the applicability of state, local and other taxes to an investment. Additional information about state taxes is provided below.

ALABAMA TAXES. In the opinion of special tax counsel to the Alabama Fund, under existing Alabama law, as long as the Alabama Fund qualifies as a separate "regulated investment company" under the Code, and provided the Alabama Fund is invested in the Alabama Portfolio, and provided that the Alabama Portfolio is invested in obligations the interest on which would be exempt from Alabama personal income taxes if held directly by an individual shareholder (such as obligations of Alabama or its political subdivisions, of the United States or of certain territories or possessions of the United States), and further provided that the Alabama Portfolio is characterized as a partnership for federal income tax purposes, dividends received by shareholders from the Alabama Fund that represent interest received by the Alabama Portfolio on such obligations will be exempt from Alabama personal income taxes. To the extent that distributions by the Alabama Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Alabama personal income tax. Capital gains or losses realized from a redemption, sale or exchange of shares of the Alabama Fund by an Alabama resident will be taken into account for Alabama personal income tax purposes.

ARKANSAS TAXES. In the opinion of special tax counsel to the Arkansas Fund, under Arkansas law, as long as the Arkansas Fund qualifies as a separate "regulated investment company" under the Code, and provided the Arkansas Fund is invested in obligations the interest on which would be exempt from Arkansas personal income taxes if held directly by an individual shareholder (such as obligations of Arkansas or its political subdivisions, of the United States or of certain territories or possessions of the United States), dividends received from the Arkansas Fund that represent interest received by the Arkansas Fund on such obligations will be exempt from Arkansas personal income taxes. To the extent that distributions by the Arkansas Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Arkansas personal income tax. The opinion addresses the tax consequences when the Arkansas Fund invests directly in these obligations. The application of these consequences to the Arkansas Fund when investing in interests of another registered investment company was the subject of a favorable opinion from Revenue Counsel for the Arkansas Department of Finance and Administration obtained when the Portfolio commenced operations.

Capital gains or losses realized from a redemption, sale or exchange of shares of the Arkansas Fund by an Arkansas resident will be taken into account for Arkansas personal income tax purposes.

GEORGIA TAXES. In the opinion of special tax counsel to the Georgia Fund, under existing law, shareholders who are otherwise subject to the Georgia personal or corporate income tax will not be subject to Georgia income tax on distributions with respect to shares of the Georgia Fund to the extent such distributions represent "exempt-interest dividends" for federal income tax purposes that are attributable to interest on obligations issued by or on behalf of the State of Georgia or its political subdivisions, and by the governments of the U.S., Puerto Rico, the U.S. Virgin Islands and Guam to the extent that such obligations are exempt from State income tax pursuant to federal law. Distributions, if any, derived from capital gain or other sources generally will be taxable to shareholders of the Georgia Fund for Georgia income tax purposes. Shareholders who are subject to the Georgia corporate net worth tax, a franchise tax that is based on net worth, will be subject to such tax with respect to ownership of shares of the Georgia Fund and distributions with respect thereto.

KENTUCKY TAXES. In the opinion of special tax counsel to the Kentucky Fund, shareholders of the Kentucky Fund who otherwise are subject to individual or corporate income tax in the Commonwealth of Kentucky are not subject to such taxes on distributions with respect to their shares in the Kentucky Fund to the extent that such distributions are attributable to interest on obligations of the Commonwealth of Kentucky or any of its political subdivisions or taxing authorities, obligations of the United States, or obligations of the government of Puerto Rico, the U.S. Virgin Islands or Guam. Capital distributions with respect to shares in the Kentucky Fund are includable in income for Kentucky income tax purposes to the same extent as for federal income tax purposes. To the extent that distributions from the Kentucky Fund are includable in a corporate shareholder's surplus, such distributions are subject to the Kentucky license (franchise) tax. Shares in the Kentucky Fund are not subject to the Kentucky intangible personal property tax.

Many local governments in Kentucky, including Louisville and Jefferson County (merged as of January 1, 2003 to form the consolidated local government of Greater Louisville), Lexington-Fayette County, Bowling Green and Covington, impose taxes on the net profits of businesses (operating in any form, including sole proprietorships) within the local jurisdiction. Such taxes should not be imposed on income derived from an investment in the Kentucky Fund. However, because of differences in the provisions of the local ordinances, it is not possible to address their specific impact.

LOUISIANA TAXES. In the opinion of special tax counsel to the Louisiana Fund, under existing Louisiana law as long as: (i) the Louisiana Fund qualifies as a separate "regulated investment company" under the Code; (ii) the Louisiana Portfolio will be treated as a partnership for federal and state tax purposes; and (iii) the Louisiana Fund receives income from obligations, the interest on which would be exempt from Louisiana individual and corporate income taxes if held directly by an individual shareholder (such as obligations of Louisiana or its political subdivisions, of the United States or of certain territories or possessions of the United States), the dividends received from the Louisiana Fund that represent interest received by the Louisiana Fund on such obligations will be exempt from Louisiana individual and corporate income taxes. To the extent that distributions by the Louisiana Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Louisiana individual and corporate income taxes.

Capital gains or losses realized from a redemption, sale or exchange of shares of the Louisiana Fund by a Louisiana resident will be taken into account for Louisiana individual and corporate income tax purposes. Distributions from and investments in the Louisiana Fund by corporate shareholders who are otherwise subject to the Louisiana corporate franchise tax will be included in the capital of such corporations for Louisiana franchise tax purposes.

MARYLAND TAXES. In the opinion of special tax counsel to the Maryland Fund, so long as the Maryland Fund qualifies to be taxed as a regulated investment company in the manner set forth in Section 852(b) of the Code holders of the Maryland Fund who are individuals, estates or trusts and who are otherwise subject to Maryland State and local individual income taxes will not be subject to such taxes on Maryland Fund dividends to the extent that (a) such dividends qualify as exempt-interest dividends of a regulated investment company under
Section 852(b)(5) of the Code, which are attributable to interest on tax-exempt obligations of the State of Maryland or its political subdivisions or authorities, or obligations issued by the government of Puerto Rico, U.S. Virgin Islands or Guam or their authorities ("Maryland tax-exempt obligations"), (b) such dividends are attributable to interest on obligations of the U.S. Government or obligations issued or guaranteed by the U.S. Government and its agencies, instrumentalities and authorities ("U.S. obligations") or (c) such dividends are attributable to gain realized by the Maryland Fund as a result of the sale or exchange by the Maryland Portfolio of a bond issued by the State of Maryland or a political subdivision thereof. To the extent that distributions of the Maryland Fund are attributable to sources other than the foregoing (such as short or long-term capital gain or interest on tax-exempt obligations of states other than Maryland and their political subdivisions and authorities), such distributions will not be exempt from Maryland State and local individual income taxes.

Maryland presently includes in Maryland taxable income a portion of certain items of tax preferences as defined in the Code. Interest paid on certain private activity bonds constitutes such a tax preference. Accordingly, up to 50% of any distributions of the Maryland Fund attributable to such private activity bonds (other than private activity bonds issued by the State of Maryland, its political subdivision, or authorities) may not be exempt from Maryland State and local individual income taxes.

Shareholders of the Maryland Fund that are corporations otherwise subject to Maryland corporate income tax will not be subject to such tax on Maryland Fund dividends to the extent that (a) such dividends qualify as exempt-interest dividends under Section 852(b)(5) of the Code which are attributable to Maryland tax-exempt obligations, (b) such dividends are attributable to interest on U.S. obligations or (c) such dividends are attributable to gain realized by the Maryland Fund as a result of the sale or exchange by the Maryland Portfolio of a bond issued by the State of Maryland or a political subdivision thereof. To the extent that distributions of the Maryland Fund are attributable to sources other than the foregoing (such as short or long-term capital gain or interest on tax-exempt obligations of states other than Maryland and their political subdivisions and authorities), such distributions will not be exempt from Maryland corporate income tax.

Interest on indebtedness incurred or continued (directly or indirectly) by a shareholder of the Maryland Fund to purchase or carry shares of the Maryland Fund will not be deductible for Maryland State and local individual income tax purposes or corporate income tax purposes to the extent such interest is allocable to exempt-interest dividends. Shares of the Maryland Fund will not be subject to the Maryland personal property tax.

MISSOURI TAXES. In the opinion of special tax counsel to the Missouri Fund, so long as the Missouri Fund qualifies for federal income taxation as a regulated investment company and the Missouri Portfolio is treated as a partnership for federal income tax purposes, dividends distributed to individual shareholders of the Missouri Fund will be exempt from the Missouri personal income tax imposed by Chapter 143 of the Missouri Revised Statutes to the extent that such dividends qualify as exempt interest dividends of a regulated investment company under Section 852(b)(5) of the Code and are derived from interest on obligations of the United States, its authorities, commissions, instrumentalities, possessions or territories to the extent exempt from Missouri income taxes under the laws of the United States (including Puerto Rico, Guam and the U.S. Virgin Islands), or of the State of Missouri or its political subdivisions. Capital gain dividends, as defined in Section 852(b)(3) of the Code, distributable by the Missouri Fund to individual resident shareholders of the Missouri Fund, to the extent includable in federal adjusted gross income, will be subject to Missouri income taxation. Shares in the Missouri Fund are not subject to Missouri personal property taxes.

NORTH CAROLINA TAXES. In the opinion of special tax counsel to the North Carolina Fund, distributions from the North Carolina Fund will not be subject to North Carolina individual, trust, or estate income taxation to the extent that such distributions are either (i) excluded from federal gross income and represent interest the North Carolina Fund, either directly or through the North Carolina Portfolio, receives on obligations of North Carolina or its political subdivisions, nonprofit educational institutions organized or chartered under the laws of North Carolina, or Puerto Rico, U.S. Virgin Islands, or Guam or (ii) represent interest the North Carolina Fund, either directly or through the North Carolina Portfolio, receives on direct obligations of the United States. These North Carolina income tax exemptions will be available only if the North Carolina Fund complies with the requirement of the Code that at least 50% of the value of its assets at the close of each quarter of its taxable years is invested, either directly or through the North Carolina Portfolio, in state, municipal, or other obligations described in (S)103(a) of the Code. The North Carolina Fund intends to comply with that requirement.




Any capital gains distributed by the North Carolina Fund (except for capital gain attributable to the sale by the North Carolina Fund or the North Carolina Portfolio of an obligation the profit from which is exempt by North Carolina statute) or gains realized by the shareholder from a redemption or sale of shares of the North Carolina Fund will be subject to North Carolina individual, trust, or estate income taxation. Interest on indebtedness incurred (directly or indirectly) by a shareholder of the North Carolina Fund to purchase or carry shares of the North Carolina Fund generally will not be deductible for North Carolina income tax purposes.

The opinion of special tax counsel is based on a ruling of the North Carolina Department of Revenue obtained by counsel on behalf of the North Carolina Fund. That ruling is subject to change.

OREGON TAXES. In the opinion of special tax counsel to the Oregon Fund, so long as the Oregon Fund qualifies to be taxed as a separate "regulated investment company" under the Code and the Oregon Portfolio is treated as a partnership (but not a "publicly traded partnership") under the Code, and so long as the Oregon Fund is deemed under the regulated investment company provisions of the Code to own its proportionate share of the assets of the Oregon Portfolio and to be entitled to the income of the Oregon Portfolio attributable to that share, under existing Oregon law holders of the Oregon Fund who are individuals, estates or trusts will not be subject to Oregon personal income tax on Oregon Fund dividends to the extent that such dividends (i) qualify as "exempt-interest dividends" of a regulated investment company under the Code and (ii) are attributable to interest on tax-exempt obligations of the State of Oregon or its political subdivisions or authorities, or obligations issued by the Governments of Puerto Rico, U.S. Virgin Islands or Guam or their authorities ("Oregon tax-exempt obligations").

To the extent that distributions of the Oregon Fund are attributable to certain sources other than interest on Oregon tax-exempt obligations, including all short-term and long-term capital gain and interest on tax-exempt obligations of states other than Oregon and their political subdivisions and authorities, such distributions will not be exempt from Oregon personal income tax for individuals, estates or trusts otherwise subject to Oregon personal income tax. Capital gains or losses realized from a redemption, sale or exchange of shares of the Oregon Fund will be taken into account for Oregon personal income tax purposes.

No portion of distributions from the Oregon Fund will be exempt from the Oregon corporation excise tax, which generally applies to financial corporations "located within" Oregon and other business corporations "doing or authorized to do business within" Oregon. Oregon imposes a corporate income tax on corporations not subject to the Oregon corporation excise tax. Corporations subject to the Oregon corporation income tax should consult their tax advisors regarding distributions from the Oregon Fund. Shares of the Oregon Fund will not be subject to Oregon property tax.

SOUTH CAROLINA TAXES. In the opinion of special tax counsel to the South Carolina Fund, under existing South Carolina law as long as the South Carolina Fund qualifies as a separate "regulated investment company" under the Code, shareholders of the South Carolina Fund will not be required to include in their South Carolina gross income distributions from the South Carolina Fund to the extent such distributions qualify as "exempt-interest dividends" as defined in the Code, which are directly attributable to interest received by the South Carolina Fund on tax-exempt obligations issued by the State of South Carolina or its political subdivisions or the United States. In the event the South Carolina Fund fails to qualify as a separate "regulated investment company," the foregoing exemption may be unavailable or substantially limited. The opinion addresses the tax consequences when the South Carolina Fund invests directly in these obligations. The application of these consequences to the South Carolina Fund when investing in interests of another registered investment company was ruled upon favorably by the South Carolina Tax Commission.

Capital gains distributed by the South Carolina Fund, or gains realized by a shareholder from a redemption or sale of shares of the South Carolina Fund, will be subject to South Carolina income taxes. As intangible personal property, the shares of the South Carolina Fund are exempt from any and all ad valorem taxation in South Carolina.

TENNESSEE TAXES. In the opinion of special tax counsel to the Tennessee Fund, individual shareholders of the Tennessee Fund will not be subject to Tennessee individual income tax on distributions received from the Tennessee Fund to the extent such distributions are attributable to interest the Tennessee Fund, either directly or through the Tennessee Portfolio, receives on (i) bonds or securities of the U.S. Government or any agency or instrumentality thereof, (ii) bonds of the State of Tennessee or any county, municipality or political subdivision thereof, including any agency, board, authority or commission, or
(iii) bonds of Puerto Rico, U.S. Virgin Islands or Guam.

The opinion of special tax counsel is based on a ruling of the Tennessee Department of Revenue obtained by counsel on behalf of the Tennessee Fund. That ruling is subject to change. The Tennessee Fund will report annually to its shareholders the percentage and source, on a state-by-state basis, of interest income received by the Tennessee Fund on municipal bonds during the preceding year.

On March 16, 1994, the Tennessee Fund received a letter ruling from the Department of Revenue of the State of Tennessee to the effect that distributions of capital gains from the Tennessee Fund attributable to tax-exempt securities are exempt from Tennessee income tax. Tennessee Fund management believes that Eaton Vance is the only mutual fund sponsor that has obtained such a ruling. The ruling is subject to change under certain conditions.

VIRGINIA TAXES. In the opinion of special tax counsel to the Virginia Fund, under existing Virginia law, distributions from the Virginia Fund will not be subject to Virginia individual, trust, estate, or corporate income taxation to the extent that such distributions are either (i) excluded from federal gross income and attributable to interest the Virginia Fund, either directly or through the Virginia Portfolio, receives on obligations of Virginia, its political subdivisions, or its instrumentalities, or Puerto Rico, U.S. Virgin Islands, or Guam or (ii) attributable to interest the Virginia Fund, either directly or through the Virginia Portfolio, receives on direct obligations of the United States. These Virginia income tax exemptions will be available only if the Virginia Fund complies with the requirement of the Code that at least 50% of the value of its assets at the close of each quarter of its taxable year is invested, either directly or through the Virginia Portfolio, in state, municipal, or other obligations described in (S)103(a) of the Code. The Virginia Fund intends to comply with that requirement. Other distributions from the Virginia Fund, including certain capital gains, generally will not be exempt from Virginia income taxation.

Interest on indebtedness incurred (directly or indirectly) by shareholders to purchase or carry shares of the Virginia Fund generally will not be deductible for Virginia income tax purposes. Neither the Trust nor the Virginia Fund will be subject to any Virginia intangible property tax on any obligations in the Virginia Portfolio. In addition, shares of the Virginia Fund held for investment purposes will not be subject to any Virginia intangible personal property tax.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand a Fund's financial performance for the past five years. Certain information in the tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, independent accountants. The report of Deloitte & Touche LLP and each Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request.

                                                                       ALABAMA FUND
                                                                     YEAR ENDED AUGUST 31,
                                    2003             2002(1)(2)              2001(1)              2000(1)             1999(1)
                           ---------------------------------------------------------------------------------------------------------
                             CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year           $ 9.920   $10.910    $ 9.960   $10.960    $ 9.410   $10.350    $ 9.430   $10.370    $10.040   $11.040
                             -------   -------    -------   -------    -------   -------    -------   -------    -------   -------
Income (loss) from operations
Net investment income        $ 0.475   $ 0.439    $ 0.471   $ 0.440    $ 0.479   $ 0.444    $ 0.481   $ 0.449    $ 0.481   $ 0.447
Net realized and unrealized
 gain (loss)                  (0.206)   (0.219)    (0.042)   (0.050)     0.548     0.611     (0.015)   (0.017)    (0.599)   (0.657)
                             --------  --------   -------   -------    --------  --------   --------  --------   -------   -------
Total income (loss) from
 operations                  $ 0.269   $ 0.220    $ 0.429   $ 0.390    $ 1.027   $ 1.055    $ 0.466   $ 0.432    $(0.118)  $(0.210)
                             -------   -------    -------   -------    -------   -------    --------  -------    -------   -------
Less distributions
From net investment income   $(0.469)  $(0.440)   $(0.469)  $(0.440)   $(0.477)  $(0.445)   $(0.486)  $(0.452)   $(0.492)  $(0.460)
                             --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Total distributions          $(0.469)  $(0.440)   $(0.469)  $(0.440)   $(0.477)  $(0.445)   $(0.486)  $(0.452)   $(0.492)  $(0.460)
                             --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Net asset value -
 End of year                 $ 9.720   $10.690    $ 9.920   $10.910    $ 9.960   $10.960    $ 9.410   $10.350    $ 9.430   $10.370
                             -------   -------    -------   -------    -------   -------    -------   -------    -------   -------
Total Return(3)                 2.74%     2.02%      4.49%     3.70%     11.22%    10.45%      5.22%     4.38%     (1.29)%   (2.02)%

Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)             $ 9,226   $55,263    $ 7,846   $56,363    $ 6,256   $57,782    $ 6,198   $59,904    $ 6,198   $75,475
Ratios (As a percentage of
 average daily net assets):
  Expenses(4)                   0.76%     1.51%      0.82%     1.57%      0.83%     1.58%      0.81%     1.62%      0.77%     1.54%
  Expenses after custodian
   fee reduction(4)             0.74%     1.49%      0.81%     1.56%      0.81%     1.56%      0.80%     1.61%      0.76%     1.53%
  Net investment income         4.78%     4.04%      4.83%     4.09%      4.95%     4.20%      5.26%     4.48%      4.87%     4.11%
  Portfolio Turnover of the
   Portfolio                      10%       10%        25%       25%        14%       14%         8%        8%        23%       23%

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.82% to 4.83%; Class B: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.08% to 4.09%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage of change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                                                                         ARKANSAS FUND
                                                                     YEAR ENDED AUGUST 31,
                           ---------------------------------------------------------------------------------------------------------
                                   2003              2002(1)(2)              2001               2000(1)              1999(1)
                           ---------------------------------------------------------------------------------------------------------
                             CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year           $ 9.980   $10.720    $ 9.960   $10.690    $ 9.520   $10.210    $ 9.510   $10.190    $10.070   $10.800
                             -------   -------    -------   -------    -------   -------    -------   -------    -------   -------
Income (loss) from
 operations
Net investment income        $ 0.490   $ 0.444    $ 0.486   $ 0.447    $ 0.495   $ 0.453    $ 0.489   $ 0.454    $ 0.497   $ 0.443
Net realized and unrealized
 gain (loss)                  (0.251)   (0.259)     0.023     0.028      0.439     0.472      0.020     0.011     (0.555)   (0.605)
                             -------   -------    -------   -------    -------   -------    --------  --------   -------   -------
Total income (loss) from
 operations                  $ 0.239   $ 0.185    $ 0.509   $ 0.475    $ 0.934   $ 0.925    $ 0.509   $ 0.465    $(0.058)  $(0.162)
                             -------   -------    -------   -------    -------   -------    --------  --------   -------   -------
Less distributions
From net investment income   $(0.489)  $(0.445)   $(0.489)  $(0.445)   $(0.494)  $(0.445)   $(0.499)  $(0.445)   $(0.502)  $(0.448)
                             --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Total distributions          $(0.489)  $(0.445)   $(0.489)  $(0.445)   $(0.494)  $(0.445)   $(0.499)  $(0.445)   $(0.502)  $(0.448)
                             --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Net asset value -
 End of year                 $ 9.730   $10.460    $ 9.980   $10.720    $ 9.960   $10.690    $ 9.520   $10.210    $ 9.510   $10.190
                             -------   -------    -------   -------    -------   -------    -------   -------    -------   -------
Total Return(3)                2.42%     1.72%       5.31%     4.60%     10.08%     9.27%      5.62%     4.75%     (0.67)%   (1.60)%

Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)             $ 9,480   $33,975    $ 7,383   $35,711    $ 5,162   $37,059    $ 4,757   $37,340    $ 4,167   $46,077
Ratios (As a percentage of
 average daily net assets):
  Expenses(4)                   0.73%     1.48%      0.81%     1.56%      0.77%     1.52%      0.84%     1.58%      0.71%     1.56%
  Expenses after custodian
   fee reduction(4)             0.71%     1.46%      0.80%     1.55%      0.75%     1.50%      0.83%     1.57%      0.69%     1.54%
  Net investment income         4.90%     4.17%      4.95%     4.24%      5.11%     4.36%      5.25%     4.56%      4.94%     4.17%
Portfolio Turnover of the
 Portfolio                        25%       25%        23%       23%         9%        9%        14%       14%        24%       24%

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.94% to 4.95%; Class B: increase net investment income per share by $0.001, decrease net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.23% to 4.24%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage of change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                                                                          GEORGIA FUND
                                                                     YEAR ENDED AUGUST 31,
                           ---------------------------------------------------------------------------------------------------------
                                   2003(1)           2002(1)(2)              2001(1)             2000(1)             1999(1)
                           ---------------------------------------------------------------------------------------------------------
                             CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year           $ 9.410   $10.050    $ 9.480   $10.120    $ 9.020   $ 9.630    $ 8.990   $ 9.600    $ 9.730   $10.380
                             -------   -------    -------   -------    -------   -------    -------   -------    -------   -------
Income (loss) from
 operations
Net investment income        $ 0.478   $ 0.437    $ 0.485   $ 0.439    $ 0.470   $ 0.429    $ 0.479   $ 0.426    $ 0.476   $ 0.433
Net realized and unrealized
 gain (loss)                  (0.162)   (0.164)    (0.089)   (0.086)     0.463     0.493      0.031     0.039     (0.730)   (0.771)
                             --------  --------   -------   -------    -------   -------    --------  --------   -------   -------
Total income (loss) from
 operations                  $ 0.316   $ 0.273    $ 0.396   $ 0.353    $ 0.933   $ 0.922    $ 0.510   $ 0.465    $(0.254)  $(0.338)
                             -------   -------    -------   -------    -------   -------    --------  --------   -------   -------
Less distributions
From net investment income   $(0.466)  $(0.423)   $(0.466)  $(0.423)   $(0.473)  $(0.432)   $(0.480)  $(0.435)   $(0.486)  $(0.442)
                             --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Total distributions          $(0.466)  $(0.423)   $(0.466)  $(0.423)   $(0.473)  $(0.432)   $(0.480)  $(0.435)   $(0.486)  $(0.442)
                             --------  --------   --------  --------   --------  --------   --------  --------   --------  -------
Net asset value -
 End of year                 $ 9.260   $ 9.900    $ 9.410   $10.050    $ 9.480   $10.120    $ 9.020   $ 9.630    $ 8.990   $ 9.600
                             -------   -------    -------   -------    -------   -------   --------   -------    -------   -------
Total Return(3)                 3.39%     2.72%      4.38%     3.64%     10.65%     9.82%      6.00%     5.09%     (2.78)%   (3.44)%

Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)             $ 4,234   $49,773    $ 3,425   $52,400    $ 8,441   $55,051    $ 7,614   $55,245    $ 2,554   $68,432
Ratios (As a percentage of
 average daily net assets):
  Expenses(4)                   0.77%     1.52%      0.85%     1.60%      0.08%     1.56%      0.79%     1.58%      0.0%     1.55%
  Expenses after custodian
   fee reduction(4)             0.75%     1.50%      0.84%     1.59%      0.77%     1.53%      0.77%     1.56%      0.76%     1.51%
  Net investment income         5.07%     4.34%      5.24%     4.43%      5.12%     4.38%      5.29%     4.64%      4.97%     4.24%
Portfolio Turnover of the
 Portfolio                        16%       16%        18%       18%         8%        8%        13%       13%        38%       38%

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 5.23% to 5.24%; Class B: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.42% to 4.43%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage of change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                                                                         KENTUCKY FUND
                                                                     YEAR ENDED AUGUST 31,
                           ---------------------------------------------------------------------------------------------------------
                                2003(1)             2002(1)(2)               2001(1)                2000              1999(1)
                           ---------------------------------------------------------------------------------------------------------
                             CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year           $ 9.420   $10.160    $ 9.500   $10.250    $ 9.160   $ 9.870    $ 9.410   $10.120    $ 9.910   $ 10.660
                             -------   -------    -------   -------    -------   -------    -------   -------    -------   --------
Income (loss) from
 operations
Net investment income        $ 0.446   $ 0.408    $ 0.463   $ 0.418    $ 0.446   $ 0.406    $ 0.498   $ 0.451    $ 0.493   $  0.453
Net realized and unrealized
 gain (loss)                  (0.174)   (0.188)    (0.091)   (0.098)     0.378     0.416     (0.246)   (0.241)    (0.491)    (0.533)
                             --------  --------   -------   -------    --------   -------   --------  --------   -------   --------
Total income (loss) from
 operations                  $ 0.272   $ 0.220    $ 0.372   $ 0.320    $ 0.824   $ 0.822    $ 0.252   $ 0.210    $ 0.002   $ (0.080)
                             -------   -------    -------   -------    -------   -------   --------   --------   -------   --------
Less distributions
From net investment income   $(0.452)  $(0.410)   $(0.452)  $(0.410)   $(0.484)  $(0.442)   $(0.502)  $(0.460)   $(0.502)  $ (0.460)
                             --------  --------   --------  --------   --------  --------   --------  --------   --------  ---------
Total distributions          $(0.452)  $(0.410)   $(0.452)  $(0.410)   $(0.484)  $(0.442)   $(0.502)  $(0.460)   $(0.502)  $ (0.460)
                             --------  --------   --------  --------   --------  --------   --------  --------   --------  ---------
Net asset value -
 End of year                 $ 9.240   $ 9.970    $ 9.420   $10.160    $ 9.500   $10.250    $ 9.160   $ 9.870    $ 9.410   $ 10.120
                             -------   -------    -------   -------    -------   -------    -------   -------    -------   --------
Total Return(3)                 2.90%     2.15%      4.09%     3.26%      9.26%     8.56%     2.87%      2.21%     (0.05)%   (0.84)%
Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)             $ 4,248   $63,232    $ 3,103   $66,312    $ 7,645   $72,000    $ 5,858   $75,590    $ 1,387   $ 96,005
Ratios (As a percentage of
 average daily net assets):
  Expenses(4)                   0.77%     1.52%      0.80%     1.55%      0.85%     1.59%      0.82%     1.62%      0.83%      1.56%
  Expenses after custodian
   fee reduction(4)             0.75%     1.50%      0.79%     1.54%      0.81%     1.55%      0.80%     1.60%      0.81%      1.54%
  Net investment income         4.73%     4.01%      4.97%     4.17%      4.79%     4.08%      5.40%     4.67%      5.03%      4.30%
Portfolio Turnover of the
 Portfolio                        10%       10%         5%        5%        15%       15%        11%       11%        11%        11%

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002 and increase the ratio of net investment income to average net assets from 4.95% to 4.97%; Class B: increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002 and increase the ratio of net investment income to average net assets from 4.15% to 4.17%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage of change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                                                                        LOUISIANA FUND
                                                                     YEAR ENDED AUGUST 31,
                           ---------------------------------------------------------------------------------------------------------
                                    2003             2002(1)(2)             2001(1)               2000(2)                 1999
                           ---------------------------------------------------------------------------------------------------------
                             CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year           $ 9.790   $10.350    $ 9.810   $10.380    $ 9.240   $ 9.770    $ 9.240   $ 9.760    $ 9.990   $10.570
                             -------   -------    -------   -------    -------   -------    -------   -------    -------   -------
Income (loss) from
 operations
Net investment income        $ 0.490   $ 0.441    $ 0.486   $ 0.438    $ 0.463   $ 0.414    $ 0.472   $ 0.424    $ 0.486   $ 0.429
Net realized and unrealized
 gain (loss)                  (0.208)   (0.227)    (0.047)   (0.056)     0.573     0.615      0.001     0.008     (0.735)   (0.790)
                             --------  --------   -------   -------    -------   -------    -------   --------   -------   -------
Total income (loss) from
 operations                  $ 0.282   $ 0.214    $ 0.439   $ 0.382    $ 1.036   $ 1.029    $ 0.473   $ 0.432    $(0.249)  $(0.361)
                             -------   -------    -------   -------    -------   -------    --------  --------   -------   -------
Less distributions
From net investment income   $(0.462)  $(0.414)   $(0.459)  $(0.412)   $(0.466)  $(0.419)   $(0.473)  $(0.422)   $(0.501)  $(0.449)
                             --------  --------   --------  --------   --------  --------   --------  --------   -------- --------
Total distributions          $(0.462)  $(0.414)   $(0.459)  $(0.412)   $(0.466)  $(0.419)   $(0.473)  $(0.422)   $(0.501)  $(0.449)
                             --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Net asset value - End of
 year                        $ 9.610   $10.150    $ 9.790   $10.350    $ 9.810   $10.380    $ 9.240   $ 9.770    $ 9.240   $ 9.760
                             -------   -------    -------   -------    -------   -------    -------   -------    -------   -------
Total Return(3)                 2.89%     2.05%      4.66%     3.82%     11.51%    10.78%      5.43%     4.66%    (2.73)%    (3.63)%

Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)             $ 6,027   $22,312    $ 5,885   $23,393    $ 5,555   $23,584    $ 4,566   $23,779    $ 4,102   $28,542
Ratios (As a percentage of
 average daily net assets):
  Expenses(4)                   0.74%     1.49%      0.80%     1.55%      0.83%     1.59%      0.73%     1.55%      0.63%     1.47%
  Expenses after custodian
   fee reduction(4)             0.72%     1.47%      0.78%     1.53%      0.80%     1.56%      0.69%     1.51%      0.60%     1.44%
  Net investment income         5.00%     4.25%      5.05%     4.30%      4.88%     4.14%      5.28%     4.49%      4.93%     4.08%
Portfolio Turnover of the
 Portfolio                        21%       21%        25%       25%        14%       14%        14%       14%        20%       20%

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.015, increase net realized and unrealized losses per share by $0.015 and increase the ratio of net investment income to average net assets from 4.90% to 5.05%; Class B: increase net investment income per share by $0.015, increase net realized and unrealized losses per share by $0.015 and increase the ratio of net investment income to average net assets from 4.15% to 4.30%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage of change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                                                                          MARYLAND FUND
                                                                      YEAR ENDED AUGUST 31,
                           ---------------------------------------------------------------------------------------------------------
                                   2003(1)               2002(1)(2)            2001               2000(1)             1999(1)
                           ---------------------------------------------------------------------------------------------------------
                             CLASS A     CLASS B     CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year           $ 9.700     $10.580     $ 9.700   $10.580   $ 9.160   $10.000   $ 9.230   $10.080   $10.050   % 10.980
                             -------     -------     -------   -------   -------   -------   -------   -------   -------   --------
Income (loss) from
 operations
Net investment income        $ 0.454     $ 0.416     $ 0.452   $ 0.419   $ 0.462   $ 0.431   $ 0.445   $ 0.401   $ 0.451   $  0.425
Net realized and unrealized
 gain (loss)                  (0.203)     (0.222)     (0.003)(3)(0.007)(3) 0.511     0.546    (0.065)   (0.067)   (0.785)    (0.874)
                             ----------- ----------- -------   -------   -------   --------  --------  --------  -------   --------
Total income (loss) from
 operations                  $(0.251)    $ 0.194     $ 0.449   $ 0.412   $ 0.973   $ 0.977   $ 0.380   $ 0.334   $(0.334)  $ (0.449)
                             -------     -------     -------   -------   -------   -------   --------  --------  -------   --------
Less distributions
From net investment income   $(0.449)    $(0.412)    $(0.449)  $(0.412)  $(0.433)  $(0.397)  $(0.450)  $(0.414)  $(0.486)  $ (0.451)
From net realized gain       $(0.002)    $(0.002)    $     -   $     -   $     -   $     -   $     -   $     -   $     -   $      -
                             --------    --------    --------  --------  --------  --------  --------  --------  --------  ---------
Total distributions          $(0.451)    $(0.414)    $(0.449)  $(0.412)  $(0.433)  $(0.397)  $(0.450)  $(0.414)  $(0.486)  $ (0.451)
                             --------    --------    --------  --------  --------  --------  --------  --------  --------  ---------
Net asset value -
 End of year                 $ 9.500     $10.360     $ 9.700   $10.580   $ 9.700   $10.580   $ 9.160   $10.000   $ 9.230   $ 10.080
                             -------     -------     -------   -------   -------   -------   -------   -------   -------   --------
Total Return(3)                 2.58%      1.80%        4.80%     4.02%    10.88%     9.98%     4.35%     3.50%   (3.47)%    (4.25)%
Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)             $ 8,085     $70,431     $10,820   $74,435   $ 6,331   $75,790   $ 3,200   $78,272   $ 3,574   $ 91,321
Ratios (As a percentage of
 average daily net assets):
  Expenses(5)                   0.78%       1.53%       0.85%     1.60%     0.83%     1.57%     0.73%     1.60%     0.81%      1.58%
  Expenses after custodian
   fee reduction(5)             0.76%       1.51%       0.83%     1.58%     0.78%     1.52%     0.71%     1.58%     0.78%      1.55%
  Net investment income         4.67%       3.92%       4.73%     4.02%     4.99%     4.21%     4.98%     4.11%     4.65%      3.98%
Portfolio Turnover of the
 Portfolio                        28%         28%         25%       25%       18%       18%        9%        9%       31%        31%

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%; Class B: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets by less than 0.02%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Per share amount is not in accord with the net realized and unrealized gain
     (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4) Returns are historical and are calculated by determining the percentage of change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                                                                          MISSOURI FUND
                                                                      YEAR ENDED AUGUST 31,
                           ---------------------------------------------------------------------------------------------------------
                                  2003(1)             2002(1)(2)             2001                 2000                 1999
                           ---------------------------------------------------------------------------------------------------------
                             CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year           $10.090   $11.140    $10.130   $11.190    $ 9.550   $10.550    $ 9.630   $10.650    $10.270   $11.380
                             -------   -------    -------   -------    -------   -------    -------   -------    -------   -------
Income (loss) from
 operations
Net investment income        $ 0.510   $ 0.482    $ 0.520   $ 0.494    $ 0.520   $ 0.493    $ 0.520   $ 0.486    $ 0.495   $ 0.471
Net realized and unrealized
 gain (loss)                  (0.192)   (0.201)    (0.043)   (0.053)     0.561     0.622     (0.103)   (0.121)    (0.638)   (0.736)
                             --------  --------   -------   -------    --------  --------   --------  --------   -------   -------
Total income (loss) from
 operations                  $ 0.318   $ 0.281    $ 0.477   $ 0.441    $ 1.081   $ 1.115    $ 0.417   $ 0.365    $(0.143)  $(0.265)
                             -------   -------    -------   -------    -------   -------    --------  --------   -------   -------
Less distributions
From net investment income   $(0.518)  $(0.491)   $(0.517)  $(0.491)   $(0.501)  $(0.475)   $(0.497)  $(0.465)   $(0.497)  $(0.465)
                             --------  --------   --------  --------   --------  --------   --------  --------  ---------  --------
Total distributions          $(0.518)  $(0.491)   $(0.517)  $(0.491)   $(0.501)  $(0.475)   $(0.497)  $(0.465)   $(0.497)  $(0.465)
                             --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Net asset value -
 End of year                 $ 9.890   $10.930    $10.090   $11.140    $10.130   $11.190    $ 9.550   $10.550    $ 9.630   $10.650
                             -------   -------    -------   -------    -------   -------    -------   -------    -------   -------
Total Return(3)                 3.18%     2.52%      4.92%     4.09%     11.65%    10.84%      4.60%     3.62%    (1.52)%   (2.46)%

Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)             $ 7,311   $49,870    $ 6,301   $52,305    $ 4,378   $53,027    $ 4,132   $54,531    $ 4,692   $63,470
Ratios (As a percentage of
 average daily net assets):
  Expenses(4)                   0.79%    1.54%       0.80%     1.55%      0.82%     1.57%      0.81%     1.62%      0.72%     1.56%
  Expenses after custodian
  fee reduction(4)              0.77%    1.52%       0.79%     1.54%      0.80%     1.55%      0.80%     1.61%      0.70%     1.54%
  Net investment income         5.06%    4.32%       5.24%     4.50%      5.34%     4.54%      5.54%     4.69%      5.10%     4.19%
Portfolio Turnover of the
 Portfolio                        20%      20%          8%        8%         8%        8%         8%        8%        21%       21%

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 5.23% to 5.24%; Class B: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.49% to 4.50%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage of change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                                                                      NORTH CAROLINA FUND
                                                                     YEAR ENDED AUGUST 31,
                           ---------------------------------------------------------------------------------------------------------
                                  2003(1)            2002(1)(2)              2001(1)              2000(1)              1999(1)
                           ---------------------------------------------------------------------------------------------------------
                             CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year           $ 9.600   $10.310    $ 9.670   $10.390    $ 9.260   $ 9.970    $ 9.260   $ 9.960   $ 9.880    $ 10.630
                             -------   -------    -------   -------    -------   -------   -------    --------   -------   --------
Income (loss) from
 operations
Net investment income        $ 0.447   $ 0.405    $ 0.467   $ 0.427    $ 0.477   $ 0.431    $ 0.481   $ 0.449   $ 0.483    $  0.438
Net realized and unrealized
 gain (loss)                  (0.275)   (0.277)    (0.085)   (0.099)     0.403     0.423      0.003     0.006    (0.616)     (0.662)
                             --------  --------   -------   -------    -------   -------   --------   ---------  -------   --------
Total income (loss) from
 operations                  $ 0.172   $ 0.128    $ 0.382   $ 0.328    $ 0.880   $ 0.854    $ 0.484   $ 0.455   $(0.133)   $ (0.224)
                             -------   -------    -------   -------    -------   -------   --------   ---------  -------   --------
Less distributions
From net investment income   $(0.452)  $(0.408)   $(0.452)  $(0.408)   $(0.470)  $(0.434)   $(0.484)  $(0.445)  $(0.487)   $ (0.446)
                             --------  --------   --------  --------   --------  --------  --------   ---------  -------   ---------
Total distributions          $(0.452)  $(0.408)   $(0.452)  $(0.408)   $(0.470)  $(0.434)   $(0.484)  $(0.445)  $(0.487)   $ (0.446)
                             --------  --------   --------  --------  --------   --------  --------   ---------  -------   ---------
Net asset value -
 End of year                 $ 9.320   $10.030    $ 9.600   $10.310    $ 9.670   $10.390    $ 9.260   $ 9.970   $ 9.260    $  9.960
                             -------   -------    -------   -------    -------   -------   -------    --------   -------   --------
Total Return(3)                 1.80%     1.23%      4.12%     3.29%      9.77%     8.78%      5.51%     4.79%   (1.46)%     (2.24)%

Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)             $ 9.351   $ 79,932   $ 9,036   $86,499    $ 7,917   $92,747    $12,696   $97,244   $12,697    $116,110
Ratios (As a percentage of
 average daily net assets):
  Expenses(4)                   0.79%      1.54%     0.83%     1.58%      0.84%     1.59%      0.85%     1.57%     0.79%       1.58%
  Expenses after custodian
  fee reduction(4)              0.77%      1.52%     0.83%     1.58%      0.81%     1.56%      0.82%     1.54%     0.78%       1.57%
  Net investment income         4.69%      3.96%     4.93%     4.20%      5.09%     4.26%      5.34%     4.63%     4.97%       4.19%
Portfolio Turnover of the
 Portfolio                        21%        21%       21%       21%        28%       28%        17%       17%        3%          3%

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.92% to 4.93%; Class B: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.19% to 4.20%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage of change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                                                                           OREGON FUND
                                                                      YEAR ENDED AUGUST 31,
                           ---------------------------------------------------------------------------------------------------------
                                  2003(1)            2002(1)(2)              2001(1)              2000(1)              1999(1)
                           ---------------------------------------------------------------------------------------------------------
                             CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year           $ 9.690   $10.600    $ 9.720   $10.630    $ 9.370   $10.250    $ 9.380   $10.260    $ 9.870   $10.800
                             -------   -------    -------   -------    -------   -------    -------   -------    -------   --------
Income (loss) from
 operations
Net investment income        $ 0.496   $ 0.466    $ 0.489   $ 0.459    $ 0.484   $ 0.452    $ 0.490   $ 0.452    $ 0.489   $ 0.449
Net realized and unrealized
 gain (loss)                  (0.278)   (0.309)    (0.031)   (0.035)     0.354     0.380     (0.012)   (0.010)    (0.491)   (0.537)
                             --------  --------   -------   -------    --------  --------   --------  --------   -------   --------
Total income (loss) from
 operations                  $ 0.218   $ 0.157    $ 0.458   $ 0.424    $ 0.838   $ 0.832    $ 0.478   $ 0.442    $(0.002)  $(0.088)
                             -------   -------    -------   -------    -------   -------    --------  --------   -------   --------
Less distributions
From net investment income   $(0.488)  $(0.457)   $(0.488)  $(0.454)   $(0.488)  $(0.452)   $(0.488)  $(0.452)   $(0.488)  $(0.452)
                             --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Total distributions          $(0.488)  $(0.457)   $(0.488)  $(0.454)   $(0.488)  $(0.452)   $(0.488)  $(0.452)   $(0.488)  $(0.452)
                             --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Net asset value -
 End of year                 $ 9.420   $10.300    $ 9.690   $10.600    $ 9.720   $10.630    $ 9.370   $10.250    $ 9.380   $10.260
                             -------   -------    -------   -------    -------   -------    -------   -------    -------   --------
Total Return(3)                 2.30%     1.49%      4.90%     4.13%      9.20%     8.32%      5.39%     4.52%    (0.11)%   (0.92)%

Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)             $ 9,778    $72,634    $ 7,638   $75,861    $ 5,367   $78,458    $ 3,459   $79,756    $ 2,658   $91,295
Ratios (As a percentage of
 average daily net assets):
  Expenses(4)                   0.80%      1.55%      0.81%     1.56%      0.83%     1.58%      0.75%     1.60%      0.71%     1.57%
  Expenses after custodian
   fee reduction(4)             0.78%      1.53%      0.80%     1.55%      0.82%     1.57%      0.74%     1.59%      0.70%     1.56%
  Net investment income         5.19%      4.45%      5.11%     4.39%      5.09%     4.37%      5.38%     4.56%      5.02%     4.19%
Portfolio Turnover of the
 Portfolio                        16%        16%        21%       21%        13%       13%        25%       25%        35%       35%

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.003, increase net realized and unrealized losses per share by $0.003 and increase the ratio of net investment income to average net assets from 5.08% to 5.11%; Class B: increase net investment income per share by $0.003, increase net realized and unrealized losses per share by $0.003 and increase the ratio of net investment income to average net assets from 4.36% to 4.39%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage of change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                                                                      SOUTH CAROLINA FUND
                                                                     YEAR ENDED AUGUST 31,
                           ---------------------------------------------------------------------------------------------------------
                                  2003(1)            2002(1)(2)              2001(1)             2000(1)              1999(1)
                           ---------------------------------------------------------------------------------------------------------
                             CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year           $ 9.660   $10.250    $ 9.710   $10.300    $ 9.200   $ 9.760    $ 9.320   $ 9.900    $10.090   $10.720
                             -------   -------    -------   -------    -------   -------    -------   -------    -------   -------
Income (loss) from
 operations
Net investment income        $ 0.488   $ 0.441    $ 0.483   $ 0.441    $ 0.483   $ 0.445    $ 0.502   $ 0.446    $ 0.490   $ 0.448
Net realized and unrealized
 gain (loss)                  (0.213)   (0.231)    (0.052)   (0.057)     0.520     0.542     (0.123)   (0.134)    (0.767)   (0.820)
                             --------  --------   -------   -------    --------  --------   --------  --------   -------   -------
Total income (loss) from
 operations                  $ 0.275   $ 0.210    $ 0.431   $ 0.384    $ 1.003   $ 0.987    $ 0.379   $ 0.312    $(0.277)  $(0.372)
                             -------   -------    -------   -------    -------   -------    --------  --------   -------   -------
Less distributions
From net investment income   $(0.485)  $(0.440)   $(0.481)  $(0.434)   $(0.493)  $(0.447)   $(0.499)  $(0.452)   $(0.493)  $(0.448)
                             --------  --------   --------  --------   --------  --------   --------  --------  --------   --------
Total distributions          $(0.485)  $(0.440)   $(0.481)  $(0.434)   $(0.493)  $(0.447)   $(0.499)  $(0.452)   $(0.493)  $(0.448)
                             --------  --------   --------  --------   --------  --------   --------  --------   --------  --------
Net asset value -
 End of year                 $ 9.450   $10.020    $ 9.660   $10.250    $ 9.710   $10.300    $ 9.200   $ 9.760    $ 9.320   $ 9.900
                             -------   -------    -------   -------    -------   -------    -------   -------    -------   -------
Total Return(3)                 2.88%     2.06%      4.61%     3.87%     11.24%    10.39%      4.30%     3.32%     (2.91)%   (3.63)%

Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)             $10,727   $40,459    $ 8,907   $37,935    $ 4,236   $35,378    $ 1,553   $33,452    $ 1,757   $42,600
Ratios (As a percentage of
 average daily net assets):
  Expenses(4)                   0.73%     1.48%      0.80%     1.56%      0.75%     1.49%      0.70%     1.59%      0.78%     1.51%
  Expenses after custodian
   fee reduction(4)             0.71%     1.46%      0.78%     1.54%      0.70%     1.44%      0.68%     1.57%      0.75%     1.48%
  Net investment income         5.06%     4.33%      5.05%     4.35%      5.14%     4.84%      5.54%     4.65%      4.98%     4.26%
Portfolio Turnover of the
 Portfolio                        37%       37%        15%       15%        21%       21%        12%       12%        26%       26%

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.003, increase net realized and unrealized losses per share by $0.003 and increase the ratio of net investment income to average net assets from 5.02% to 5.05%; Class B: increase net investment income per share by $0.003, increase net realized and unrealized losses per share by $0.003 and increase the ratio of net investment income to average net assets from 4.32% to 4.35%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage of change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                                                                         TENNESSEE FUND
                                                                      YEAR ENDED AUGUST 31,
                           ---------------------------------------------------------------------------------------------------------
                                   2003(1)            2002(1)(2)              2001(1)              2000(1)              1999(1)
                           ---------------------------------------------------------------------------------------------------------
                             CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year           $ 9.910   $10.800    $ 9.920   $10.800    $ 9.480   $10.320    $ 9.460   $10.280   $ 9.980    $10.840
                             -------   -------    -------   -------    -------   -------   -------    -------    -------   -------
Income (loss) from
 operations
Net investment income        $ 0.469   $ 0.433    $ 0.479   $ 0.444    $ 0.484   $ 0.451    $ 0.482   $ 0.452   $ 0.489    $ 0.446
Net realized and unrealized
 gain (loss)                  (0.101)   (0.133)    (0.011)   (0.004)     0.434     0.466      0.020     0.023    (0.519)    (0.564)
                             --------  --------   -------   -------    -------   -------   --------   --------   -------   -------
Total income (loss) from
 operations                  $ 0.358   $ 0.300    $ 0.468   $ 0.440    $ 0.918   $ 0.917    $ 0.502   $ 0.475   $(0.030)   $(0.118)
                             -------   -------    -------   -------    -------   -------   --------   --------   -------   -------
Less distributions
From net investment income   $(0.478)  $(0.440)   $(0.478)  $(0.440)   $(0.478)  $(0.437)   $(0.482)  $(0.435)  $(0.490)   $(0.442)
                             --------  --------   --------  --------   --------  --------  --------   --------   --------  ------
Total distributions          $(0.478)  $(0.440)   $(0.478)  $(0.440)   $(0.478)  $(0.437)   $(0.482)  $(0.435)  $(0.490)   $(0.442)
                             --------  --------   --------  --------   --------  --------  --------   --------   --------  ------
Net asset value -
 End of year                 $ 9.790   $10.660    $ 9.910   $10.800    $ 9.920   $10.800    $ 9.480   $10.320   $ 9.460    $10.280
                             -------   -------    -------   -------    -------   -------   -------    -------    -------   ------
Total Return(3)                 3.65%     2.79%      4.91%     4.22%      9.94%     9.09%      5.57%     4.82%    (0.39)%    (1.19)%

Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)             $ 9,051   $39,182    $ 6,672   $41,087    $ 4,654   $42,550    $ 3,557   $41,372   $ 2,870    $46,389
Ratios (As a percentage of
 average daily net assets):
  Expenses(4)                   0.74%     1.49%      0.76%     1.51%      0.76%     1.51%      0.83%     1.57%     0.70%      1.51%
  Expenses after custodian
   fee reduction(4)             0.71%     1.46%      0.74%     1.49%      0.72%     1.47%      0.81%     1.55%     0.69%      1.50%
  Net investment income         4.72%     3.99%      4.91%     4.19%      5.03%     4.30%      5.23%     4.50%     4.96%      4.15%
Portfolio Turnover of the
 Portfolio                        17%       17%        19%       19%        11%       11%         9%        9%       13%        13%

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%; Class B: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage of change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                                                                           VIRGINIA FUND
                                                                       YEAR ENDED AUGUST 31,
                           ---------------------------------------------------------------------------------------------------------
                                  2003(1)            2002(1)(2)             2001(1)             2000(1)              1999(1)
                           ---------------------------------------------------------------------------------------------------------
                             CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B    CLASS A   CLASS B   CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year           $ 9.600   $ 10.630   $ 9.700   $ 10.730   $ 9.220   $ 10.200   $ 9.300   $ 10.290   $ 9.870   $ 10.930
                             -------   --------   -------   --------   -------   --------   -------   --------   -------   --------
Income (loss) from
 operations
Net investment income        $ 0.463   $  0.434   $ 0.475   $  0.448   $ 0.464   $  0.435   $ 0.481   $  0.456   $ 0.503   $  0.450
Net realized and unrealized
 gain (loss)                  (0.217)    (0.240)   (0.119)    (0.124)    0.492      0.545    (0.072)    (0.083)   (0.582)    (0.629)
                             --------  ---------  -------   --------   --------  ---------  --------  ---------  --------  ---------
Total income (loss) from
 operations                  $ 0.246   $  0.194   $ 0.356   $  0.324   $ 0.956   $  0.980   $ 0.409   $  0.373   $(0.079)  $ (0.179)
                             -------   --------   -------   --------   -------   --------   --------  ---------  --------  ---------
Less distributions
From net investment income   $(0.456)  $ (0.424)  $(0.456)  $ (0.424)  $(0.476)  $ (0.450)  $(0.489)  $ (0.463)  $(0.491)  $ (0.461)
                             --------  ---------  --------  ---------  --------  ---------  --------  ---------  --------  ---------
Total distributions          $(0.456)  $ (0.424)  $(0.456)  $ (0.424)  $(0.476)  $ (0.450)  $(0.489)  $ (0.463)  $(0.491)  $ (0.461)
                             --------  ---------  --------  ---------  --------  ---------  --------  ---------  --------  ---------
Net asset value -
 End of year                 $ 9.390   $ 10.400   $ 9.600   $ 10.630   $ 9.700   $ 10.730   $ 9.220   $ 10.200   $ 9.300   $ 10.290
                             -------   --------   -------   --------   -------   --------   -------   --------   -------   --------
Total Return(3)                 2.58%      1.81%     3.82%      3.14%    10.66%      9.86%     4.66%      3.80%    (0.90)%   (1.75)%

Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)             $ 9,477   $103,739   $ 8,357   $110,881   $ 7,164   $114,367   $ 3,632   $111,662   $ 3,528   $133,522
Ratios (As a percentage of
 average daily net assets):
  Expenses(4)                   0.81%      1.56%     0.82%      1.57%     0.84%      1.60%     0.81%      1.60%     0.73%      1.58%
  Expenses after custodian
   fee reduction(4)             0.80%      1.55%     0.82%      1.57%     0.82%      1.58%     0.80%      1.59%     0.71%      1.56%
  Net investment income         4.83%      4.09%     4.99%      4.25%     4.89%      4.19%     5.34%      4.57%     5.00%      4.19%
Portfolio Turnover of the
 Portfolio                        20%        20%       33%        33%       39%        39%       23%        23%       17%        17%

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.98% to 4.99%; Class B: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.24% to 4.25%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage of change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

LOGO



MORE INFORMATION
--------------------------------------------------------------------------------

     ABOUT THE FUNDS: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about each Portfolio's investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting the principal underwriter:


                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com


     You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     ABOUT SHAREHOLDER ACCOUNTS: You can obtain more information from Eaton Vance Shareholder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
--------------------------------------------------------------------------------


                                    PFPC Inc.
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 1-800-262-1122



The Funds' SEC File No. is 811-4409                                   12MUNI1/1P


113-1/03                                         (C) 2004 Eaton Vance Management

                                             STATEMENT OF
                                             ADDITIONAL INFORMATION
                                             January 1, 2004


                       Eaton Vance Alabama Municipals Fund
                      Eaton Vance Arkansas Municipals Fund
                       Eaton Vance Georgia Municipals Fund
                      Eaton Vance Kentucky Municipals Fund
                      Eaton Vance Louisiana Municipals Fund
                      Eaton Vance Maryland Municipals Fund
                      Eaton Vance Missouri Municipals Fund
                   Eaton Vance North Carolina Municipals Fund
                       Eaton Vance Oregon Municipals Fund
                   Eaton Vance South Carolina Municipals Fund
                      Eaton Vance Tennessee Municipals Fund
                      Eaton Vance Virginia Municipals Fund
                            The Eaton Vance Building
                                255 State Street
                           Boston, Massachusetts 02109
                                 1-800-262-1122


This Statement of Additional Information ("SAI") provides general information about the Funds and their corresponding Portfolios. Each Fund is a series of Eaton Vance Municipals Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:

                                     Page                                   Page
Strategies and Risks                   2   Purchasing and Redeeming Shares   19
Investment Restrictions                8   Sales Charges                     21
Management and Organization            9   Performance                       23
Investment Advisory and                    Taxes                             24
 Administrative Services              16   Portfolio Securities
Other Service Providers               18   Transactions                      26
Calculation of Net Asset Value        19   Financial Statements              28

             Appendix A: Class A Fees, Performance and Ownership 29 Appendix B: Class B Fees, Performance and Ownership 36 Appendix C: State Specific Information 42
             Appendix D: Ratings 59


Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI. The Trustees of the Trust have considered this factor in approving the use of a combined SAI.

THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUNDS' PROSPECTUS DATED JANUARY 1, 2004, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS SAI SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, WHICH MAY BE OBTAINED BY CALLING 1-800-225-6265.

(C) 2004 EATON VANCE MANAGEMENT

The following defined terms may be used herein: "SEC" for the Securities and Exchange Commission; "CFTC" for the Commodities Futures Trading Commission; "Code" for the Internal Revenue Code of 1986, as amended; "1940 Act" for the Investment Company Act of 1940, as amended; and "NASD" for the National Association of Securities Dealers, Inc.

                              STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

MUNICIPAL OBLIGATIONS. Municipal obligations are issued to obtain funds for various public and private purposes. Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest semi-annually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation. For purposes of the policy of investing at least 80% of net assets in municipal obligations, "net assets" will include any borrowings made for investment purposes.

In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the AMT: (i) certain "public purpose" obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain "private activity bonds" issued after August 7, 1986 which include "qualified Section 501(c)(3) bonds" or refundings of certain obligations included in the second category. In assessing the federal income tax treatment of interest on any municipal obligation, each Portfolio will generally rely on an opinion of the issuer's counsel (when available) and will not undertake any independent verification of the basis for the opinion.

Interest on certain "private activity bonds" issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by a Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient's liability for the AMT. For corporate shareholders, a Fund's distributions derived from interest on all municipal obligations (whenever issued) are included in "adjusted current earnings" for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

Revenue bonds are generally secured by the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations. Such payments are usually subject to annual appropriations by the state or locality. Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users. Each Portfolio may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, each Portfolio anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected or interest and principal previously paid may be required to be refunded. There have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. Each Portfolio will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by a Portfolio as a result of any such event, and a Portfolio may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. Each Portfolio anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by each Portfolio. Each Portfolio will incur additional expenditures in taking protective action with respect to portfolio obligations in (or anticipated to be in) default and assets securing such obligations.

The yields on municipal obligations will be dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of a Portfolio will be affected by such changes.

STATE-SPECIFIC CONCENTRATION. For a discussion of the risks associated with investing in municipal obligations of a particular state's issuers, see "Risks of Concentration" in Appendix C. Each Portfolio may also invest a total of up to 35% of its net assets in the obligations of Puerto Rico, the U.S. Virgin Islands and Guam. Accordingly, a Portfolio may be adversely affected by local political and economic conditions and developments within Puerto Rico, the U.S. Virgin Islands and Guam affecting the issuers of such obligations. Each Portfolio may also invest to a limited extent in obligations issued by the N. Marianna Territories and American Samoa. Information about some of these conditions and developments is included in Appendix C.

SECTOR CONCENTRATION. Each Portfolio may invest 25% or more of its total assets in municipal obligations in certain sectors. There could be economic, business or political developments or court decisions that adversely affect all municipal obligations in the same sector. In particular, investments in revenue bonds might involve (without limitation) the following risks.

Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Among the influences affecting a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increase of hospital charges.

Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

Industrial development bonds ("IDBs") are normally secured only by the revenues from the project and not by state or local government tax payments, they are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, IDBs are sensitive to the risk of a slowdown in the economy.

CREDIT QUALITY. While municipal obligations rated investment grade or below and comparable unrated municipal obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates.

Municipal obligations held by a Portfolio which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the investment adviser to be of investment grade quality for purposes of the Portfolio's investment policies. A Portfolio may retain in its portfolio an obligation whose rating drops after its acquisition, including defaulted obligations, if such retention is considered desirable by the investment adviser; provided, however, that holdings of obligations rated below Baa or BBB will be less than 35% of net assets and holdings rated below B will be less than 10% of net assets. In the event the rating of an obligation held by a Portfolio is downgraded, causing the Portfolio to exceed this limitation, the investment adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with each Portfolio's credit quality limitations. In the case of a defaulted obligation, a Portfolio may incur additional expense seeking recovery of its investment. See "Portfolio of Investments" in the "Financial Statements" incorporated by reference into this SAI with respect to any defaulted obligations held by a Portfolio.

The investment adviser seeks to minimize the risks of investing in below investment grade securities through professional investment analysis and attention to current developments in interest rates and economic conditions. When a Portfolio invests in lower rated or unrated municipal obligations, the achievement of the Portfolio's goals is more dependent on the investment adviser's ability than would be the case if the Portfolio were investing in municipal obligations in the higher rating categories. In evaluating the credit quality of a particular issue, whether rated or unrated, the investment adviser will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters. The investment adviser will attempt to reduce the risks of investing in the lowest investment grade, below investment grade and comparable unrated obligations through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets. The investment adviser may also purchase structured derivative products with greater or lesser credit risk than the underlying bonds. Such bonds may be rated investment grade, as well as below investment grade. For a description of municipal bond ratings, see Appendix D.

MUNICIPAL LEASES. Each Portfolio may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease, installment purchase or conditional sales contract (which typically provide for the title to the leased asset to pass to the governmental issuer) which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. "Participations" in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

Certain municipal lease obligations owned by a Portfolio may be deemed illiquid for the purpose of the Portfolio's 15% limitation on investments in illiquid securities, unless determined by the investment adviser, pursuant to guidelines adopted by the Trustees of the Portfolio, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the investment adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the investment adviser will consider factors unique to particular lease obligations affecting the marketability thereof. These include the general creditworthiness of the municipality, the importance of the property covered by the lease to the municipality, and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a Portfolio. In the event a Portfolio acquires an unrated municipal lease obligation, the investment adviser will be responsible for determining the credit quality of such obligation on an ongoing basis, including an assessment of the likelihood that the lease may or may not be cancelled.


ZERO COUPON BONDS. Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Each Portfolio is required to accrue income from zero coupon bonds on a current basis, even though it does not receive that income currently in cash and each Fund is required to distribute its share of the Portfolio's income for each taxable year. Thus, a Portfolio may have to sell other investments to obtain cash needed to make income distributions.

WHEN-ISSUED SECURITIES. New issues of municipal obligations are sometimes offered on a "when-issued" basis, that is, delivery and payment for the securities normally take place within a specified number of days after the date of a Portfolio's commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. Each Portfolio may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts generally require the issuer to sell and a Portfolio to buy such securities on a settlement date that could be several months or several years in the future. Each Portfolio may also purchase instruments that give the Portfolio the option to purchase a municipal obligation when and if issued.

Each Portfolio will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy. The payment obligation and the interest rate that will be received on the securities are fixed at the time a Portfolio enters into the purchase commitment. When a Portfolio commits to purchase a security on a when-issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when-issued basis and the securities held by a Portfolio are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e., appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that a Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Portfolio's net asset value than if it solely set aside cash to pay for when-issued securities.

REDEMPTION, DEMAND AND PUT FEATURES AND PUT OPTIONS. Issuers of municipal obligations reserve the right to call (redeem) the bond. If an issuer redeems securities held by a Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed. Also, some bonds may have "put" or "demand" features that allow early redemption by the bondholder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because a Portfolio may retain the bond if interest rates decline.

LIQUIDITY AND PROTECTIVE PUT OPTIONS. Each Portfolio may enter into a separate agreement with the seller of the security or some other person granting the Portfolio the right to put the security to the seller thereof or the other person at an agreed upon price. Each Portfolio intends to limit this type of transaction to institutions (such as banks or securities dealers) which the investment adviser believes present minimal credit risks and would engage in this type of transaction to facilitate portfolio liquidity or (if the seller so agrees) to hedge against rising interest rates. There is no assurance that this kind of put option will be available to a Portfolio or that selling institutions will be willing to permit a Portfolio to exercise a put to hedge against rising interest rates. A Portfolio does not expect to assign any value to any separate put option which may be acquired to facilitate portfolio liquidity, inasmuch as the value (if any) of the put will be reflected in the value assigned to the associated security; any put acquired for hedging purposes would be valued in good faith under methods or procedures established by the Trustees of the Portfolio after consideration of all relevant factors, including its expiration date, the price volatility of the associated security, the difference between the market price of the associated security and the exercise price of the put, the creditworthiness of the issuer of the put and the market prices of comparable put options. Interest income generated by certain bonds having put or demand features may be taxable.

VARIABLE RATE OBLIGATIONS. Each Portfolio may purchase variable rate obligations. Variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semi-annually, etc.). The revised rates are usually set at the issuer's discretion in which case the investor normally enjoys the right to "put" the security back to the issuer or his agent. Rate revisions may alternatively be determined by formula or in some other contractual fashion. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and which are frequently secured by letters of credit or other support arrangements provide by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer's obligations, a bank may be treated as the issuer of a security for the purposes of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. A Portfolio would anticipate using these bonds as cash equivalents pending longer term investment of its funds.



INVERSE FLOATERS. Each Portfolio may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed rate bond.
Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to a portfolio when short-term interest rates rise, and increase the interest paid to a Portfolio when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. Inverse floaters are leveraged because they provide two or more dollars of bond market exposure for every dollar invested.

Under certain circumstances, a Portfolio may enter into a so-called shortfall and forebearance agreement with the sponsor of an inverse floater held by the Portfolio. Such agreements commit a Portfolio to reimburse the sponsor of such inverse floater, upon the termination of the trust issuing the inverse floater, the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate security issued in conjunction with the inverse floater. Under the standard terms of an inverse floater, a Portfolio would not be required to make such a reimbursement. If a Portfolio chooses not to enter into such an agreement, the inverse floater will be terminated and the Portfolio may incur a loss. Although entering into such an agreement exposes a Portfolio to the risk that it may have to make a reimbursement of the type described above, the Portfolio can receive higher interest payments than it would under a typical inverse floater and would be able to defer recognizing a loss on the inverse floater covered by the shortfall and forebearance agreement.

INTEREST RATE SWAPS AND FORWARD RATE CONTRACTS. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. A Portfolio will only enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Each Portfolio may also enter forward rate contracts. Under these contracts, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. Any such gain received by the Fund would be taxable.

If the other party to an interest rate swap or forward rate contract defaults, a Portfolio's risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive. The net amount of the excess, if any, of a Portfolio's obligations over its entitlements will be maintained in a segregated account by the Portfolio's custodian. No Portfolio will enter into any interest rate swap or forward rate contract unless the claims-paying ability of the other party thereto is considered to be investment grade by the investment adviser. If there is a default by the other party to such a transaction, a Portfolio will have contractual remedies pursuant to the agreements related to the transaction. These instruments are traded in the over-the-counter market.

ILLIQUID OBLIGATIONS. At times, a substantial portion of a Portfolio's assets may be invested in securities as to which the Portfolio, by itself or together with other accounts managed by the investment adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Portfolio could find it more difficult to sell such securities when the investment adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing a Portfolio's net asset value. Illiquid securities may also include those legally restricted as to resale, and securities eligible for resale pursuant to Rule 144A thereunder. Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Portfolio illiquidity if eligible buyers become uninterested in purchasing them.












The secondary market for some municipal obligations issued within a state (including issues which are privately placed with a Portfolio) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No Portfolio will own illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which a Portfolio may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, a Portfolio may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

SECURITIES LENDING. Each Portfolio may lend up to 30% of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law. Each Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. In the judgment of the investment adviser the loans will be made only to organizations whose credit quality or claims paying ability is considered to be at least investment grade and when the expected returns, net of administrative expenses and any finders' fees, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The financial condition of the borrower will be monitored by the investment adviser. Distributions of any income realized from securities loans will be taxable as ordinary income.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A change in the level of interest rates may affect the value of the securities held by a Portfolio (or of securities that a Portfolio expects to purchase). To hedge against changes in rates or as a substitute for the purchase of securities, a Portfolio may enter into (i) futures contracts for the purchase or sale of debt securities and (ii) futures contracts on securities indices. All futures contracts entered into by a Portfolio are traded on exchanges or boards of trade that are licensed and regulated by the CFTC and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. Each Portfolio may purchase and write call and put options on futures contracts which are traded on a United States exchange or board of trade. Each Portfolio will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the Portfolio's custodian for the benefit of the futures commission merchant through whom the Portfolio engages in such futures and options transactions.

Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent a Portfolio from closing out positions and limiting its losses.

Each Portfolio will engage in futures and related options transactions for either hedging or non-hedging purposes. Each Portfolio will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Portfolio or which it expects to purchase. Each Portfolio will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Code, for maintaining qualification of a Fund as a regulated investment company for federal income tax purposes. Each Fund and Portfolio has claimed an exclusion from the definition of a Commodity Pool Operator ("CPO") under the Commodity Exchange Act and therefore is not subject to registration or regulation as a CPO.

ASSET COVERAGE. To the extent required by SEC guidelines, each Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting ("covered") position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

TEMPORARY INVESTMENTS. Under unusual market conditions, each Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations. These securities may be subject to federal income, state income and/or other taxes.
















PORTFOLIO TURNOVER. Each Portfolio may sell (and later purchase) securities in anticipation of a market decline (a rise in interest rates) or purchase (and later sell) securities in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what a Portfolio believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of municipal obligations or changes in the investment objectives of investors. Such trading may be expected to increase the portfolio turnover rate, which may increase capital gains and the expenses incurred in connection with such trading. A Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual portfolio turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities held by a Portfolio were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to a Portfolio.

DIVERSIFIED STATUS. Each Portfolio is a "diversified" investment company under the 1940 Act. This means that with respect to 75% of its total assets (1) a Portfolio may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government obligations) and (2) a Portfolio may not own more than 10% of the outstanding voting securities of any one issuer (which generally is inapplicable because debt obligations are not voting securities).

                             INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of a Fund. Accordingly, each Fund may not:

     (1) Borrow money or issue senior securities except as permitted by the 1940 Act;
     (2) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;
     (3) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;
     (4) Purchase or sell real estate (including limited partnership interests in real estate but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest or deal in real estate or securities which are secured by real estate);
     (5) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or
     (6) Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities.

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company's total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the prospectus.

Notwithstanding the investment policies and restrictions of each Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

Each Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by each Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of a Portfolio.

The following nonfundamental investment policies been adopted by each Fund and Portfolio. A policy may be changed by the Trustees with respect to a Fund without approval by the Fund's shareholders or, with respect to the Portfolio, without approval of the Fund or its other investors. Each Fund and Portfolio will not:

     * make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or
          (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

     * invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

No Fund or Portfolio will invest 25% or more of its total assets in any one industry. For purposes of the foregoing policy, securities of the U.S. Government, its agencies, or instrumentalities are not considered to represent industries. Municipal obligations backed by the credit of a governmental entity are also not considered to represent industries. However, municipal obligations backed only by the assets and revenues of non-governmental users may for this purpose be deemed to be issued by such non-governmental users. The foregoing 25% limitation would apply to these issuers. As discussed in the prospectus and this SAI, a Fund or a Portfolio may invest more than 25% of its total assets in certain economic sectors, such as revenue bonds, housing, hospitals and other health care facilities, and industrial development bonds. Each Fund and Portfolio reserves the right to invest more than 25% of total assets in each of these sectors.

For purposes of a Portfolio's investment restrictions and diversification status, the determination of the "issuer" of a municipal obligation will be made by the Portfolio's investment adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Fund and Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel a Fund and Portfolio to dispose of such security or other asset. However, a Fund and Portfolio must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above.

                           MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolios, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used in this SAI, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance Inc. and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of each Fund.

State abbreviations are used for the purposes of the table below.

                                                                                                 Number of
                                                                                               Portfolios in
                        Positions(s) with                                                      Fund Complex
                            the Trust/     Term of Office and  Principal Occupation(s) During   Overseen By         Other
Name and Date of Birth      Portfolios     Length of Service         Past Five Years            Trustee(1)     Directorships Held
----------------------      ----------     -----------------         ---------------            ----------     ------------------
Interested Trustees
JESSICA M. BIBLIOWICZ   Trustee            Since 1998          Chairman, President and Chief       193         Director of National
11/28/59                                                       Executive Officer of National                   Financial Partners
                                                               Financial Partners (financial
                                                               services company) (since April
                                                               1999). President and Chief
                                                               Operating Officer of John A.
                                                               Levin & Co. (registered
                                                               investment adviser) (July 1997
                                                               to April 1999) and a Director of
                                                               Baker, Fentress & Company, which
                                                               owns John A. Levin & Co. (July
                                                               1997 to April 1999). Ms. Bibliowicz
                                                               is an interested person because of
                                                               her affiliation with a brokerage
                                                               firm.






JAMES B. HAWKES         Vice President     Of the Trust since  Chairman, President and Chief       195         Director of EVC
11/9/41                 and Trustee        1985; of the        Executive Officer of BMR, Eaton
                                           Portfolios since    Vance, EVC and EV; Director of EV;
                                           1992                Vice President and Director of EVD.
                                                               Trustee and/or officer of 194
                                                               registered investment companies
                                                               in the Eaton Vance Fund Complex.
                                                               Mr. Hawkes is an interested person
                                                               because of his positions with BMR,
                                                               Eaton Vance, EVC and EV, which are
                                                               affiliates of the Trust and
                                                               Portfolios.

                                       9

                                                                                                 Number of
                                                                                               Portfolios in
                        Positions(s) with                                                      Fund Complex
                            the Trust/     Term of Office and  Principal Occupation(s) During   Overseen By         Other
Name and Date of Birth      Portfolios     Length of Service         Past Five Years            Trustee(1)     Directorships Held
----------------------      ----------     -----------------         ---------------            ----------     ------------------
Noninterested Trustees
SAMUEL L. HAYES, III    Trustee            Of the Trust since  Jacob H. Schiff Professor of        195         Director of Tiffany &
2/23/35                                    1986; of AL, GA,    Investment Banking Emeritus,                    & Co. (specialty
                                           KY, MD, MO, NC,     Harvard University Graduate                     retailer) and
                                           OR, TN and VA       School of Business                              Telect, Inc.
                                           Portfolios since    Administration.                                 (telecommunication
                                           1992; of AR, LA                                                     services company)
                                           and SC Portfolios
                                           since 1993

WILLIAM H. PARK         Trustee            Since 2003          President and Chief Executive       192         None
9/19/47                                                        Officer, Prizm Capital
                                                               Management, LLC (investment
                                                               management firm) (since 2002).
                                                               Executive Vice President and
                                                               Chief Financial Officer, United
                                                               Asset Management Corporation
                                                               (a holding company owning
                                                               institutional investment
                                                               management firms) (1982-2001).

RONALD A. PEARLMAN      Trustee            Since 2003          Professor of Law, Georgetown        192          None
7/10/40                                                        University Law Center (since
                                                               1999). Tax Partner, Covington &
                                                               Burling, Washington, DC (1991-2000).

NORTON H. REAMER        Trustee            Of the Trust since  President and Chief Executive       195          None
9/21/35                                    1985; of AL, GA,    Officer of Asset Management
                                           KY, MD, MO, NC,     Finance Corp. (a specialty
                                           OR, TN and VA       finance company serving the
                                           Portfolios since    investment management industry)
                                           1992; of AR, LA     (since October 2003). President
                                           and SC Portfolios   Unicorn Corporation (an investment
                                           since 1993          and financial advisory services
                                                               company) (since September 2000).
                                                               Formerly, Chairman, Hellman,
                                                               Jordan Management Co., Inc. (an
                                                               investment management company)
                                                               (2000-2003). Formerly, Advisory
                                                               Director of Berkshire Capital
                                                               Corporation (investment banking
                                                               firm) (2002-2003). Formerly,
                                                               Chairman of the Board, United
                                                               Asset Management Corporation (a
                                                               holding company owning institutional
                                                               investment management firms) and
                                                               Chairman, President and Director,
                                                               UAM Funds (mutual funds) (1980-2000).

LYNN A. STOUT           Trustee            Since 1998          Professor of Law, University of     195          None
9/14/57                                                        California at Los Angeles School
                                                               of Law (since July 2001). Formerly,
                                                               Professor of Law, Georgetown
                                                               University Law Center.

(1)  Includes both master and feeder funds in a master-feeder structure.

Principal Officers who are not Trustees

                          Position(s) with the     Term of Office
Name and Date of Birth      Trust/Portfolios      Length of Service    Principal Occupation(s) During Past Five Years
----------------------      ----------------      -----------------    ----------------------------------------------

WILLIAM H. AHERN, JR.     Vice President of AL,   Of AL since 1997;    Vice President of Eaton Vance and BMR. Officer of 35
7/28/59                   KY and MD Portfolios    of KY since 1998,    registered investment companies managed by Eaton Vance or
                                                  of MD since 2000     BMR.

CYNTHIA J. CLEMSON        Vice President of GA,   Since 1995           Vice President of Eaton Vance and BMR. Officer of 20
3/2/63                    MO and TN Portfolios                         registered investment companies managed by Eaton Vance or
                                                                       BMR.

THOMAS J. FETTER          President               Since 1993           Vice President of Eaton Vance and BMR. Trustee and President
8/20/43                                                                of The Massachusetts Health & Education Tax-Exempt Trust.
                                                                       Officer of 127 registered investment companies managed by
                                                                       Eaton Vance or BMR.



ROBERT B. MACINTOSH       Vice President          Since 1993           Vice President of Eaton Vance and BMR. Officer of 127
1/22/57                                                                registered investment companies managed by Eaton Vance or
                                                                       BMR.

THOMAS M. METZOLD         Vice President of AR    Of AR since 2000;    Vice President of Eaton Vance and BMR. Officer of 7
8/3/58                    and OR Portfolios       of OR since 1996     registered investment companies managed by Eaton Vance or
                                                                       BMR.

JAMES L. O'CONNOR         Treasurer of the        Since 1989           Vice President of BMR, Eaton Vance and EVD. Officer of 116
4/1/45                    Trust                                        registered investment companies managed by Eaton Vance or
                                                                       BMR.


                          Position(s) with the     Term of Office
Name and Date of Birth      Trust/Portfolios      Length of Service    Principal Occupation(s) During Past Five Years
----------------------      ----------------      -----------------    ----------------------------------------------
KRISTIN S. ANAGNOST       Treasurer of the        Since 2002*          Assistant Vice President of Eaton Vance and BMR. Officer of
6/12/65                   LA, MO, OR and TN                            109 registered investment companies managed by Eaton Vance or
                          Portfolios                                   BMR.

BARBARA E. CAMPBELL       Treasurer of the AL,    Since 2002*          Vice President of Eaton Vance and BMR. Officer of 195
6/19/57                   AR, GA, KY, MD, NC,                          registered investment companies managed by Eaton Vance or
                          SC and VA Portfolios                         BMR.

ALAN R. DYNNER            Secretary               Since 1997           Vice President, Secretary and Chief Legal Officer of BMR,
10/10/40                                                               Eaton Vance, EVD, EV and EVC. Officer of 195 registered
                                                                       investment companies managed by Eaton Vance or BMR>

* Prior to 2002, Ms. Anagnost served as Assistant Treasurer since 1998 and Ms. Campbell served as Assistant Treasurer since 1993.

The Board of Trustees of the Trust and the Portfolios have several standing Committees including the Governance Committee, the Audit Committee and the Special Committee. Each such Committee is comprised of only noninterested Trustees.

The Governance Committee of the Board of Trustees of the Trust and the Portfolios is comprised of the noninterested Trustees. Ms. Stout currently serves as chairperson of the Governance Committee. The purpose of the Committee is to undertake a periodic review of, and make recommendations with respect to, the Board's performance; Trustee compensation; appointment of new Trustees; identity, duties and composition of the various Board committees; development and maintenance of the Board's membership, structure and operations; policies and procedures adopted or approved by the Board to comply with regulatory requirements that relate to fund governance; and any other matters related to fund governance. The Governance Committee was previously named the Nominating Committee; its name was changed and a new charter adopted in March 2003. The Nominating Committee's purpose was to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees was comprised of noninterested Trustees. In the fiscal year ended August 31, 2003, the Nominating Committee convened six times.

The Trustees will, when a vacancy exists or is anticipated, consider any nominee for Trustee recommended by a shareholder if such recommendation is submitted to the Trustees in writing and contains sufficient background information concerning the individual to enable a proper judgement to be made as to such individual's qualifications.

Messrs. Reamer (Chairman), Hayes, Park, and Ms. Stout are members of the Audit Committee of the Board of Trustees of the Trust and the Portfolios. The Board of Trustees has designated Messrs. Park, Hayes and Reamer, each a noninterested Trustee, as audit committee financial experts. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Trust and the Portfolios, and certain service providers. In the fiscal year ended August 31, 2003, the Audit Committee convened once.

Messrs. Hayes (Chairman), Park, Pearlman and Reamer are members of the Special Committee of the Board of Trustees of the Trust and the Portfolios. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust and the Portfolios, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Funds, Portfolios or investors therein. In the fiscal year ended August 31, 2003, the Special Committee convened three times.

In considering the renewal of the investment advisory agreement(s) between the Portfolios and the investment adviser, the Special Committee considered, among other things, the following:

     *    An independent report comparing fees (in the case of a renewal);

     * Information on the investment performance (in the case of a renewal), the relevant peer group(s) of funds and appropriate indices;

     * Sales and redemption data in respect of the Fund (in the case of a renewal);

     * The economic outlook and the general investment outlook in the relevant investment markets;

     *    Eaton  Vance's  results  and  financial   condition  and  the  overall
          organization of the investment adviser;

     *    Arrangements regarding the distribution of Fund shares;

     *    The procedures used to determine the fair value of each Fund's assets;

     * The allocation of brokerage, including allocations to soft dollar brokerage and allocations to firms that sell Eaton Vance fund shares;

     * Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

     * The resources devoted to Eaton Vance's compliance efforts undertaken on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

     * The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates;

     * Operating expenses (including transfer agency expenses) paid to third parties; and

     *    Information provided to investors, including the Fund's shareholders.

The Special Committee also considered the investment adviser's municipal bond portfolio management capabilities, including information relating to the education, experience, and number of investment professionals and other personnel who provide services under the investment advisory agreement(s). Specifically, the Special Committee considered the investment adviser's 25-person municipal bond team, which includes five portfolio managers and nine credit specialists who provide services to the Portfolios. The Special Committee noted that the investment adviser's municipal bond team affords the investment adviser extensive in-house research capabilities in addition to the other resources available to the investment adviser. The Special committee also took into account the time and attention to be devoted by senior management to the Portfolios and the other funds in the complex. The Special Committee evaluated the level of skill required to manage the Portfolios and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolios.

The Special Committee also considered the business reputation of the investment adviser, its financial resources and professional liability insurance coverage and concluded that Eaton Vance would be able to meet any reasonably foreseeable obligations under the investment advisory agreement(s).

In addition to the factors mentioned above, the Special Committee also reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Portfolios. The Special Committee considered the profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolios. The Special Committee also considered Eaton Vance's profit margins in comparison with available industry data.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement(s). Nor are the items described herein all encompassing of the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of all factors that it deemed material and assisted by the advice of its independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement(s), including the fee structure (described herein) is in the interests of shareholders.

SHARE OWNERSHIP. The following table shows the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2002.

                                                                           Dollar Range of Equity Securities Owned by
                                                                           ------------------------------------------
                             Jessica M.       James B.      Samuel L.     William H.      Ronald A.       Norton H.     Lynn A.
Fund Name                   Bibliowicz(1)     Hawkes(1)      Hayes(2)      Park(2)*      Pearlman(2)*     Reamer(2)     Stout(2)
---------                   -------------     ---------      --------      --------      ------------     ---------     --------
Alabama Fund                     None           None           None          None           None            None          None
Arkansas Fund                    None           None           None          None           None            None          None
Georgia Fund                     None           None           None          None           None            None          None
Kentucky Fund                    None           None           None          None           None            None          None
Louisiana Fund                   None           None           None          None           None            None          None
Maryland Fund                    None           None           None          None           None            None          None
Missouri Fund                    None           None           None          None           None            None          None
North Carolina Fund              None           None           None          None           None            None          None
Oregon Fund                      None           None           None          None           None            None          None
South Carolina Fund              None           None           None          None           None            None          None
Tennessee Fund                   None           None           None          None           None            None          None
Virginia Fund                    None           None           None          None           None            None          None

Aggregate Dollar Range
of Equity Securities
Owned in all Registered
Funds Overseen by Trustee
in the Eaton Vance Family
of Funds                   $10,001-$50,000  over $100,000  over $100,000     None           None      over $100,000  $10,001-$50,000

(1)  Interested Trustees
(2)  Noninterested  Trustees
* Messrs. Park and Pearlman were elected Trustees in 2003, and thus had no beneficial ownership of securities in a Fund or in the Eaton Vance Family of Funds as of December 31, 2002.

As of December 31, 2002, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2001 and December 31, 2002, no noninterested Trustee (or their immediate family members) had:

     1. Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

     2. Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

     3.   Any direct or  indirect  relationship  with (i) the Trust or any Fund;
          (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD;
          (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2001 and December 31, 2002, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or the Portfolio or any of their immediate family members served as an officer.

Trustees of each Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by a Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on a Portfolio's assets, liabilities, and net income per share, and will not obligate a Portfolio to retain the services of any Trustee or obligate a Portfolio to pay any particular level of compensation to the Trustee. Neither the Trust nor the Portfolios has a retirement plan for Trustees.

The fees and expenses of the Trustees of the Trust and the Portfolios are paid by the Funds (and other series of the Trust) and the Portfolios, respectively. (A Trustee of the Trust and the Portfolios who is a member of the Eaton Vance organization receives no compensation from the Trust and the Portfolios). During the fiscal year ended August 31, 2003, the Trustees of the Trust and the Portfolios earned the following compensation in their capacities as Trustees from the Trust and the Portfolios. For the year ended December 31, 2002, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

                          Jessica M.   Samuel L.    William H.       Ronald A.   Norton H.   Lynn A.
 Source of Compensation   Bibliowicz   Hayes, III   Park(4)          Pearlman    Reamer      Stout
 ----------------------   ----------   ----------   ----------       ---------   ---------   -------
       Trust(2)            $ 10,474     $  9,900     $  2,162        $  1,519    $  8,853    $  9,751
   Alabama Portfolio            930        1,383          293             182       1,230       1,112
   Arkansas Portfolio           332          318           68              48         281         309
   Georgia Portfolio            930        1,383          293             182       1,230       1,112
   Kentucky Portfolio           930        1,383          293             182       1,230       1,112
  Louisiana Portfolio           332          318           68              48         281         309
   Maryland Portfolio           930        1,383          293             182       1,230       1,112
   Missouri Portfolio           930        1,383          293             182       1,230       1,112
North Carolina Portfolio        930        1,383          293             182       1,230       1,112
    Oregon Portfolio            930        1,383          293             182       1,230       1,112
South Carolina Portfolio        332          318           68              48         281         309
  Tennessee Portfolio           332          318           68              48         281         309
   Virginia Portfolio         1,329        1,764          375             240       1,567       1,483
 Trust and Fund Complex     160,000      180,000      160,000(3)(6)   160,000(3)  160,000     160,000(7)

(1) As of January 1, 2004, the Eaton Vance fund complex consists of 196 registered investment companies or series thereof.
(2)  The Trust consisted of 28 Funds as of August 31, 2003.
(3) Messrs. Park and Pearlman were elected as Trustees in June of 2003. The Trust and Fund Complex compensation figures listed for each of Mr. Park and Mr. Pearlman are estimated for the calendar year ended December 31, 2003 based on amounts they would have received if they had been Trustees for the full calendar year.
(4) Includes deferred compensation as follows: Alabama -- $293; Arkansas -- $68; Georgia -- $293; Kentucky -- $293; Louisiana -- $68; Maryland -- $293; Missouri -- $293; North Carolina -- $293; Oregon -- $293; South Carolina -- $68; Tennessee -- $68; and Virginia -- $375.
(5) Includes deferred compensation as follows: Alabama -- $176; Arkansas -- $49; Georgia -- $176; Kentucky -- $176; Louisiana -- $49; Maryland -- $176; Missouri -- $176; North Carolina -- $176; Oregon -- $176; South Carolina -- $49; Tennessee -- $49; and Virginia -- $234.
(6)  Includes $25,339 of deferred compensation.
(7)  Includes $16,000 of deferred compensation.

ORGANIZATION

Each Fund is a series of the trust, which was organized under Massachusetts law on September 30, 1985 and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees of the Trust have divided the shares of each Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

Each Portfolio was organized as a trust under the laws of the state of New York on May 1, 1992 and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of each Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

Each Portfolio's Declaration of Trust provides that a Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of a Fund investing in the Portfolio.






A Fund may be required to vote on matters pertaining to a Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

A Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event a Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. A Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

PROXY VOTING POLICY. The Boards of Trustees of the Trust and Portfolios adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to each Fund's and Portfolio's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review each Fund's and Portfolio's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between each Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board's Special Committee except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders. On all other matters, the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies' guidelines when it believes the situation warrants such a deviation. The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between each Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of each Fund and Portfolio will report any proxy received or expected to be received from a company included on that list to members of senior management of the investment adviser identified in the Policies. Such members of senior management will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policies or the investment adviser will seek instruction on how to vote from the Special Committee. Effective August 31, 2004, information on how each Fund and Portfolio voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

                INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

INVESTMENT ADVISORY SERVICES. The investment adviser manages the investments and affairs of each Portfolio and provides related office facilities and personnel subject to the supervision of the Portfolio's Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. Each Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the investment adviser's organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that each Portfolio pays the investment adviser, see the prospectus. The following table sets forth the net assets of each Portfolio and the advisory fees earned during the three fiscal years ended August 31, 2003.

                                       Advisory Fee Paid for Fiscal Years Ended
                                       ----------------------------------------
  Portfolio   Net Assets at 8/31/03     8/31/03         8/31/02         8/31/01
  ---------   ---------------------     -------         -------         -------
   Alabama       $ 64,716,340           $210,535        $201,138        $210,932
   Arkansas        43,698,668            112,691         102,707         103,788
   Georgia         54,114,785            171,183         193,221         204,438
   Kentucky        67,575,292            228,505         250,954         283,248
  Louisiana        28,501,740             60,657          60,228          56,715
   Maryland        78,678,380            294,964         297,073         291,983
   Missouri        57,317,575            185,506         177,366         180,758
North Carolina     89,544,419            342,415         359,869         391,470
    Oregon         82,715,710            308,844         297,021         299,759
South Carolina     51,213,746            137,196         102,780          83,778
  Tennessee        48,460,580            134,775         126,082         120,323
   Virginia       113,477,612            459,099         469,672         460,505

Each Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. Each Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. Each Agreement provides that the investment adviser may render services to others. Each Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

ADMINISTRATIVE SERVICES. As indicated in the prospectus, Eaton Vance serves as administrator of each Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer each Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

SUB-TRANSFER AGENCY SERVICES. Eaton Vance also serves as sub-transfer agent for each Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of each Fund: 1) provides call center services to financial intermediaries and shareholders; 2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to each Fund); 3) furnishes an SAI to any shareholder who requests one in writing or by telephone from each Fund; and 4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by a Fund's transfer agent from fees it receives from the Eaton Vance funds. Each Fund will pay a pro-rata share of such fee. For the fiscal year ended August 31, 2003, Eaton Vance was paid as follows by the transfer agent for sub-transfer agency services performed on behalf of each Fund:

Alabama  Arkansas  Georgia  Kentucky  Louisiana  Maryland  Missouri  N. Carolina  Oregon  S. Carolina  Tennessee   Virginia
$2,551    $2,146   $2,853    $3,759     $948      $4,067    $3,418     $5,000     4,315     $1,932      $2,317      $6,037

INFORMATION ABOUT BMR AND EATON VANCE. BMR and Eaton Vance are business trusts organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of BMR and Eaton Vance. EV is a wholly-owned subsidiary of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. BMR and Eaton Vance are indirect subsidiaries of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Thomas E. Faust Jr., John G.L. Cabot, Leo I. Higdon, Jr., John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Faust, Jeffrey P. Beale, Alan R. Dynner, Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance).
The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

CODE OF ETHICS. Each investment adviser and each Fund and each Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities (including securities held or eligible for purchase by a Portfolio) subject to certain pre-clearance and reporting requirements and other procedures.

EXPENSES. Each Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

                             OTHER SERVICE PROVIDERS

PRINCIPAL UNDERWRITER. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is an indirect, wholly-owned subsidiary of EVC. Mr. Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk and Mr. O'Connor is a Vice President of EVD.

CUSTODIAN. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to each Fund and Portfolio. IBT has custody of all cash and securities representing a Fund's interest in a Portfolio, has custody of each Portfolio's assets, maintains the general ledger of each Portfolio and each Fund and computes the daily net asset value of interests in each Portfolio and the net asset value of shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with each Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and each Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund or each Portfolio and such banks.

INDEPENDENT ACCOUNTANTS. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, are the Fund and Portfolio independent accountants, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

TRANSFER AGENT. PFPC Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for each Fund.

                         CALCULATION OF NET ASSET VALUE

The net asset value of each Portfolio is computed by IBT (as agent and custodian for each Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. Each Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transaction prices for most municipal obligations held by a Portfolio, and such obligations, including those purchased on a when-issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations for which price quotations are readily available normally will be valued at the mean between the latest available bid and asked prices. Open futures positions on debt securities are valued at the most recent settlement prices, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or at the direction of the Trustees of the Portfolio. Other assets are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.

Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

                         PURCHASING AND REDEEMING SHARES

ADDITIONAL INFORMATION ABOUT PURCHASES. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter.

The sales charge included in the public offering price of Class A shares is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

In connection with employee benefit or other continuous group purchase plans, a Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by a Fund as described below.

SUSPENSION OF SALES. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class B Distribution Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for a Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from the Portfolio. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

SYSTEMATIC WITHDRAWAL PLAN. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

INFORMATION REGARDING MARKET TIMING AND EXCESSIVE TRADING. The Funds are not intended for market timing or excessive trading. These activities may disrupt portfolio management and increase costs for all shareholders. If an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. Each Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if a Fund or the principal underwriter determines, in its discretion, that a proposed transaction involves market timing or excessive trading that is potentially detrimental to the Fund. The Funds and the principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason.

The Funds and the principal underwriter have established guidelines concerning the Funds' market timing and excessive trading policies with respect to Fund shares held in accounts maintained and administered by financial intermediaries (such as banks, broker-dealers and retirement plan administrators). These guidelines include standards indicating situations where market timing or excessive trading are considered to be potentially detrimental to the Funds. The Funds and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the guidelines to accounts under their control.

                                  SALES CHARGES

DEALER COMMISSIONS. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

SALES CHARGE WAIVERS. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent. Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Class A shares are offered at net asset value to the foregoing persons and in the foregoing situations because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale. Any new or revised sales charge or CDSC waiver will be prospective only.

STATEMENT OF INTENTION. If it is anticipated that $25,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge.
Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

RIGHT OF ACCUMULATION. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of any Class A, Advisers Class, Class B, Class C, Class D, Class I and/or Class R shares of a Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by the shareholder. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Shares purchased by an individual, his or her spouse and their children under the age of twenty-one, including shares held in trust or fiduciary accounts for the benefit of any such persons, will be combined for the purpose of determining whether a purchase will qualify for the right of accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

EXCHANGE PRIVILEGE. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an "investment dealer fund"). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund, however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.

DISTRIBUTION AND SERVICE PLANS

The Trust has in effect a Service Plan (the "Class A Plan") for each Fund's Class A shares that is designed to meet the service fee requirements of the sales charge rule of the NASD. (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The Class A Plan provides that Class A shares of each Fund may make service fee payments for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for any fiscal year. Class A service fees are paid quarterly in arrears. For the service fees paid by Class A shares, see Appendix A.

The Trust also has in effect a compensation-type Distribution Plan (the "Class B Plan") pursuant to Rule 12b-1 under the 1940 Act for each Fund's Class B shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing (i) sales commissions equal to 5% of the amount received by a Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called "uncovered distribution charges". Each Class pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B shares.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of each Class B Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plan and from CDSCs have exceeded the total expenses incurred in distributing Class B shares. Because payments to the principal underwriter under the Class B Plan are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B.

The Class B Plan also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. The Trustees of the Trust have initially implemented this provision of the Class B Plan by authorizing quarterly service fee payments to the principal underwriter and investment dealers in amounts equal to 0.20% of the average daily net assets for any fiscal year which is based on the value of Class B shares sold by such persons. This fee is paid quarterly in arrears based on the value of Class B shares sold by such persons. Service fees are subject to reimbursement if investment dealers do not provide account maintenance or shareholder services, as required by the NASD sales charge rule. For the service fees paid, see Appendix B.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on June 23, 1997. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

                                   PERFORMANCE

Average annual total return before deduction of taxes ("pre-tax return") is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A and Appendix B.

In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held based on prescribed methods, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of shares outstanding and entitled to receive distributions during the period. Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. (Actual yield may be affected by variations in sales charges on investments.) A tax-equivalent yield is computed by using the tax-exempt yield and dividing by one minus a stated tax rate. The stated tax rate will reflect the federal income and certain state (if any) taxes applicable to investors in a particular tax bracket and may reflect certain assumptions relating to tax exemptions and deductions. The tax-equivalent yield will differ for investors in other tax brackets or for whom the assumed exemptions and deductions are not available. Tax-equivalent yield is designed to show the approximate yield a taxable investment would have to earn to produce an after-tax yield equal to the tax-exempt yield.





Information about portfolio allocation, portfolio turnover and portfolio holdings at a particular date may be included in advertisements and other material furnished to present and prospective shareholders. A Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

                                      TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, a Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. Each Fund qualified as a RIC for its fiscal year ended August 31, 2003.

Because each Fund invests its assets in a Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for each Fund to also satisfy these requirements. For federal income tax purposes, each Portfolio intends to be treated as a partnership that is not a "publicly traded partnership" and, as a result, will not be subject to federal income tax. A Fund, as an investor in a Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. Each Portfolio will allocate at least annually among its investors, including a Fund, the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, each Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that a Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (not including tax-exempt income) for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that a Fund qualifies as a RIC and a Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If a Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

A Portfolio's investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Portfolio and, in order to avoid a tax payable by the Fund, the Portfolio may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.

Investments in lower-rated or unrated securities may present special tax issues for a Portfolio to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the federal income tax consequences of a Portfolio's taking certain positions in connection with ownership of such distressed securities.

Distributions by a Fund of net tax-exempt interest income that are properly designated as "exempt-interest dividends" may be treated by shareholders as interest excludable from gross income for federal income tax purposes under
Section 103(a) of the Code. In order for a Fund to be entitled to pay the tax-exempt interest income allocated to it by the Portfolio as exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). For purposes of applying this 50% requirement, a Fund will be deemed to own its proportionate share of each of the assets of the Portfolio, and the Portfolio currently intends to invest its assets in a manner such that the Fund can meet this 50% requirement. Interest on certain municipal obligations may be taxable for purposes of the federal AMT and for state and local purposes. In addition, corporate shareholders must include the full amount of exempt-interest dividends in computing the preference items for the purposes of the AMT. Shareholders of a Fund are required to report tax-exempt interest on their federal income tax returns.




For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of individual shareholders at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. It is not expected a significant portion of Fund distributions would be derived from qualified dividend income.

Tax-exempt distributions received from a Fund are taken into account in determining, and may increase, the portion of social security and certain railroad retirement benefits that may be subject to federal income tax.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Fund is not deductible to the extent it is deemed related to the Fund's distributions of tax-exempt interest. Further, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development or private activity bonds should consult their tax advisers before purchasing shares of a Fund. "Substantial user" is defined in applicable Treasury regulations to include a "non-exempt person" who regularly uses in its trade or business a part of a facility financed from the proceeds of industrial development bonds, and the same definition should apply in the case of private activity bonds.

Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 (except to the extent of a portion of the discount attributable to original issue discount), is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Under federal tax legislation enacted in 1986, the federal income tax exemption for interest on certain municipal obligations was eliminated or restricted. As a result of such legislation, the availability of municipal obligations for investment by a Portfolio and the value of the securities held by it may be affected.

In the course of managing its investments, a Portfolio may realize some short-term and long-term capital gains (and/or losses) as well as other taxable income. Any distributions by a Fund of its share of such capital gains (after reduction by any capital loss carryforwards) or other taxable income would be taxable to shareholders of the Fund. However, it is expected that such amounts, if any, would normally be insubstantial in relation to the tax-exempt interest earned by the Portfolio and allocated to the Fund.

A Portfolio's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to a Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be disallowed to the extent of any distributions treated as tax-exempt interest with respect to such shares and if the loss exceeds the disallowed amount, will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid thereafter. An individual's TIN is generally his or her social security number.

Under recently enacted Treasury regulations, if a shareholder realizes a loss on disposition of a Fund's shares of $2 million or more for an individual shareholder of $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in a Fund.

See Appendix C for state tax information for certain states.

                        PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR, each Portfolio's investment adviser. Each Portfolio is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

Municipal obligations, including state obligations, purchased and sold by each Portfolio are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. Each Portfolio may also purchase municipal obligations from underwriters, and dealers in fixed-price offerings, the cost of which may include undisclosed fees and concessions to the underwriters. On occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Portfolio will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of each Portfolio and the investment adviser's other clients for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, the investment adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid is not reduced because the investment adviser receives such Research Services. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

Each Portfolio and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities. The investment companies sponsored by the investment adviser or its affiliates may allocate trades in such offerings to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Subject to the requirement that the investment adviser shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, the investment adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling Fund shares or shares of other investment companies sponsored by the investment adviser or its affiliates. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

Municipal obligations considered as investments for a Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by a Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where a Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or
(iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to a Portfolio from time to time, it is the opinion of the

Trustees of the Trust and the Portfolios that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid by each Portfolio during the three fiscal years ended August 31, 2003, as well as the amount of a Portfolio's security transactions for the most recent fiscal year that were directed to firms, which provided some research services to the investment adviser or its affiliates, and the commissions paid in connection therewith (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities):

                                              Amount of Transactions   Commissions Paid on Transactions
                                                Directed to Firms             Directed to Firms
                       Brokerage Paid           Providing Research            Providing Research
                       ----------             ----------------------   --------------------------------
  Portfolio     8/31/03   8/31/02   8/31/01          8/31/03                       8/31/03
  ---------     -------   -------   -------          -------                       -------
   Alabama      $5,077    $7,747    $4,410         $113,812,219                     $5,077
   Arkansas      2,515       -0-       -0-          59,332,411                       2,515
   Georgia       2,424     1,692     2,062           56,307,637                      2,424
   Kentucky      4,708     5,267     4,854          106,210,505                      4,708
  Louisiana      1,825     1,372     1,344           40,587,205                      1,825
   Maryland      5,692     3,831     5,035          123,642,974                      5,692
   Missouri      2,591     1,609     2,023           60,665,787                      2,591
North Carolina   5,139     3,722     3,450          113,499,173                      5,139
    Oregon       4,585       -0-       -0-         105,495,803                       4,585
South Carolina   2,926     2,989     1,605           65,571,311                      2,926
  Tennessee      1,818     1,215     1,518           42,225,411                      1,818
   Virginia      7,613     5,926     5,640          166,926,806                      7,613

                              FINANCIAL STATEMENTS

The audited financial statements of, and the independent auditors' report for, the Funds and Portfolios, appear in the Funds' most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

HOUSEHOLDING. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information for the Funds and the Portfolios listed below for the fiscal year ended August 31, 2003, as previously filed electronically with the SEC:

Eaton Vance Alabama Municipals Fund          Alabama Municipals Portfolio
Eaton Vance Arkansas Municipals Fund         Arkansas Municipals Portfolio
Eaton Vance Georgia Municipals Fund          Georgia Municipals Portfolio
Eaton Vance Kentucky Municipals Fund         Kentucky Municipals Portfolio
Eaton Vance Louisiana Municipals Fund        Louisiana Municipals Portfolio
Eaton Vance Maryland Municipals Fund         Maryland Municipals Portfolio
Eaton Vance Missouri Municipals Fund         Missouri Municipals Portfolio
Eaton Vance North Carolina Municipals        North Carolina Municipals Portfolio
Eaton Vance Oregon Municipals Fund           Oregon Municipals Portfolio
Eaton Vance South Carolina Municipals Fund   South Carolina Municipals Portfolio
Eaton Vance Tennessee Municipals Fund        Tennessee Municipals Portfolio
Eaton Vance Virginia Municipals Fund         Virginia Municipals Portfolio
                      (Accession No. 0001047469-03-035712)

                                                                    APPENDIX A

                      CLASS A FEES, PERFORMANCE & OWNERSHIP

SALES CHARGES, SERVICE FEES AND REPURCHASE TRANSACTION FEES. For the fiscal year ended August 31, 2003, the following table shows (1) total sales charges paid by each Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) total service fees paid by each Fund, (5) service fees paid to investment dealers, and (6) repurchase transaction fees paid to the principal underwriter. Service fees that were not paid to investment dealers were retained by the principal underwriter.

                                                                                            Service Fees     Repurchase Transaction
                 Total Sales    Sales Charges to     Sales Charges to     Total Service       Paid to             Fees Paid to
Fund             Charges Paid  Investment Dealers  Principal Underwriter    Fees Paid    Investment Dealers  Principal Underwriter
----             ------------  ------------------  ---------------------  -------------  ------------------  ---------------------
Alabama            $ 83,836        $ 78,232              $ 5,604            $17,187          $11,624                $ 80.00
Arkansas             86,492          80,765                5,727             16,017           11,990                  55.00
Georgia              55,862          53,070                2,792              8,208            5,577                  77.50
Kentucky             62,028          58,346                3,682              7,120            5,093                  40.00
Louisiana            43,124          40,338                2,786             12,010           10,867                  85.00
Maryland             96,221          90,745                5,476             19,878           11,302                  57.50
Missouri             73,005          69,430                3,575             13,767            7,258                 180.00
North Carolina       69,302          65,746                3,556             18,939           12,320                 180.00
Oregon              129,191         121,565                7,626             16,771           10,581                 100.00
South Carolina       98,886          94,988                3,898             17,169            9,523                 177.50
Tennessee           106,306         100,315                5,991             15,187            8,530                 102.50
Virginia             46,037          43,708                2,329             17,460           12,439                  70.00

For the fiscal years ended August 31, 2002 and August 31, 2001, the following total sales charges were paid on sales of Class A, of which the principal underwriter received the following amounts.


                 August 31, 2002     August 31, 2002     August 31, 2001      August 31, 2001
                   Total Sales      Sales Charges to       Total Sales       Sales Charges to
Fund             Charges Paid    Principal Underwriter   Charges Paid     Principal Underwriter
----            ---------------  ---------------------  ---------------   ---------------------
Alabama            $ 49,448              $2,488              $28,204              $1,800
Arkansas             65,356                 666               30,468               1,635
Georgia              13,341                 721               25,420               1,333
Kentucky             19,498                 179               53,547               2,606
Louisiana            18,224                 851               14,573                 781
Maryland            122,146                 950               48,876               1,359
Missouri             63,365                 829               17,780               1,086
North Carolina       87,570                 291               40,452               1,417
Oregon              104,977                 900               69,485               4,392
South Carolina      107,835                 689               63,888               2,705
Tennessee            52,265                 425               47,065               3,064
Virginia             42,510                 363               69,682               4,578

The balance of such amounts was paid to investment dealers.

PERFORMANCE INFORMATION. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to September 1, 1997 reflects the total return of a predecessor to Class A. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class B, adjusted to reflect the Class A sales charge. The Class B total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class A total return would be different. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. A portion of the distributions made in the current year may be recharacterized as taxable after year-end.


Alabama Fund                           Length of Period Ended August 31, 2003

Average Annual Total Return:               One Year   Five Years    Ten Years*
----------------------------               --------   ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                                2.74%      4.40%         4.76%
Before Taxes and Including Maximum
 Sales Charge                               -2.09%      3.39%         4.25%
After Taxes on Distributions and
 Excluding Maximum Sales Charge              2.73%      4.39%         4.75%
After Taxes on Distributions and
 Including Maximum Sales Charge             -2.10%      3.38%         4.24%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                                3.46%      4.47%         4.78%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                                0.24%      3.58%         4.31%

     Predecessor Fund commenced operations December 7, 1993.


Arkansas Fund                        Length of Period Ended August 31, 2003

Average Annual Total Return:               One Year   Five Years    Ten Years*
           ---------------------------- -------- ---------- ----------
Before Taxes and Excluding Maximum
 Sales Charge                                2.42%      4.49%         4.89%
Before Taxes and Including Maximum
 Sales Charge                               -2.46%      3.48%         4.38%
After Taxes on Distributions and
 Excluding Maximum Sales Charge              2.41%      4.48%         4.88%
After Taxes on Distributions and
 Including Maximum Sales Charge             -2.47%      3.47%         4.37%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                                3.32%      4.57%         4.90%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                                0.06%      3.68%         4.44%

     Predecessor Fund commenced operations February 4, 1994.

Georgia Fund                         Length of Period Ended August 31, 2003

Average Annual Total Return:               One Year   Five Years    Ten Years*
----------------------------               --------   ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                                3.39%      4.24%         4.37%
Before Taxes and Including Maximum
 Sales Charge                               -1.53%      3.22%         3.87%
After Taxes on Distributions and
 Excluding Maximum Sales Charge              3.39%      4.21%         4.36%
After Taxes on Distributions and
 Including Maximum Sales Charge             -1.53%      3.19%         3.85%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                                3.97%      4.33%         4.44%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                                0.69%      3.44%         3.98%

     Predecessor Fund commenced operations December 7, 1993.


Kentucky Fund                        Length of Period Ended August 31, 2003

Average Annual Total Return:               One Year   Five Years    Ten Years*
----------------------------               --------   ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                                2.90%      3.77%         4.40%
Before Taxes and Including Maximum
 Sales Charge                               -1.99%      2.77%         3.90%
After Taxes on Distributions and
 Excluding Maximum Sales Charge              2.89%      3.71%         4.37%
After Taxes on Distributions and
 Including Maximum Sales Charge             -2.00%      2.72%         3.86%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                                3.59%      3.90%         4.46%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                                0.33%      3.03%         4.00%

     Predecessor Fund commenced operations December 7, 1993.


Louisiana Fund                       Length of Period Ended August 31, 2003

Average Annual Total Return:               One Year   Five Years    Ten Years*
----------------------------               --------   ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                                2.89%      4.25%         4.88%
Before Taxes and Including Maximum
 Sales Charge                               -2.01%      3.24%         4.36%
After Taxes on Distributions and
 Excluding Maximum Sales Charge              2.89%      4.21%         4.81%
After Taxes on Distributions and
 Including Maximum Sales Charge             -2.02%      3.20%         4.30%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                                3.56%      4.31%         4.85%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                                0.30%      3.42%         4.38%

     Predecessor Fund commenced operations February 14, 1994.

Maryland Fund                        Length of Period Ended August 31, 2003

Average Annual Total Return:               One Year   Five Years    Ten Years*
----------------------------               --------   ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                                2.58%      3.73%         4.52%
Before Taxes and Including Maximum
 Sales Charge                               -2.26%      2.72%         4.02%
After Taxes on Distributions and
 Excluding Maximum Sales Charge              2.57%      3.68%         4.49%
After Taxes on Distributions and
 Including Maximum Sales Charge             -2.27%      2.68%         3.99%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                                3.33%      3.82%         4.54%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                                0.11%      2.95%         4.08%

     Predecessor Fund commenced operations December 10, 1993.


Missouri Fund                        Length of Period Ended August 31, 2003

Average Annual Total Return:               One Year   Five Years    Ten Years*
----------------------------               --------   ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                                3.18%      4.48%         5.05%
Before Taxes and Including Maximum
 Sales Charge                               -1.69%      3.47%         4.54%
After Taxes on Distributions and
 Excluding Maximum Sales Charge              3.16%      4.46%         5.03%
After Taxes on Distributions and
 Including Maximum Sales Charge             -1.71%      3.46%         4.52%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                                3.89%      4.56%         5.03%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                                0.64%      3.67%         4.57%

     Predecessor Fund commenced operations December 7, 1993.


North Carolina Fund                  Length of Period Ended August 31, 2003
Average Annual Total Return:         One   Year   Five   Years    Ten Years*

Average Annual Total Return:               One Year   Five Years    Ten Years*
----------------------------               --------   ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                                1.80%      3.88%         4.37%
Before Taxes and Including Maximum
 Sales Charge                               -3.04%      2.88%         3.86%
After Taxes on Distributions and
 Excluding Maximum Sales Charge              1.77%      3.83%         4.32%
After Taxes on Distributions and
 Including Maximum Sales Charge             -3.08%      2.83%         3.81%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                                2.83%      3.98%         4.40%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                               -0.41%      3.11%         3.94%

     Predecessor Fund commenced operations December 7, 1993.

Oregon Fund                          Length of Period Ended August 31, 2003

Average Annual Total Return:               One Year   Five Years    Ten Years*
----------------------------               --------   ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                                2.30%      4.29%         4.56%
Before Taxes and Including Maximum
 Sales Charge                               -2.53%      3.29%         4.05%
After Taxes on Distributions and
 Excluding Maximum Sales Charge              2.29%      4.28%         4.52%
After Taxes on Distributions and
 Including Maximum Sales Charge             -2.54%      3.28%         4.01%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                                3.29%      4.40%         4.59%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                                0.07%      3.52%         4.13%

     Predecessor Fund commenced operations December 28, 1993.


South Carolina Fund                  Length of Period Ended August 31, 2003

Average Annual Total Return:               One Year   Five Years    Ten Years*
----------------------------               --------   ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                                2.88%      3.93%         4.57%
Before Taxes and Including Maximum
 Sales Charge                               -1.99%      2.93%         4.06%
After Taxes on Distributions and
 Excluding Maximum Sales Charge              2.87%      3.91%         4.56%
After Taxes on Distributions and
 Including Maximum Sales Charge             -2.00%      2.91%         4.05%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                                3.66%      4.08%         4.62%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                                0.41%      3.20%         4.16%

     Predecessor Fund commenced operations February 14,1994.


Tennessee Fund                       Length of Period Ended August 31, 2003

Average Annual Total Return:               One Year   Five Years    Ten Years*
----------------------------               --------   ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                                3.65%      4.68%         4.98%
Before Taxes and Including Maximum
 Sales Charge                               -1.23%      3.66%         4.47%
After Taxes on Distributions and
 Excluding Maximum Sales Charge              3.65%      4.68%         4.97%
After Taxes on Distributions and
 Including Maximum Sales Charge             -1.24%      3.66%         4.46%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                                4.09%      4.72%         4.97%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                                0.84%      3.82%         4.51%

     Predecessor Fund commenced operations December 9, 1993.

Virginia Fund                        Length of Period Ended August 31, 2003

Average Annual Total Return:               One Year   Five Years    Ten Years*
----------------------------               --------   ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                                2.58%      4.10%         4.59%
Before Taxes and Including Maximum
 Sales Charge                               -2.31%      3.09%         4.08%
After Taxes on Distributions and
 Excluding Maximum Sales Charge              2.56%      4.05%         4.55%
After Taxes on Distributions and
 Including Maximum Sales Charge             -2.32%      3.04%         4.05%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                                3.36%      4.18%         4.62%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                                0.10%      3.30%         4.16%

     Predecessor Fund commenced operations December 9, 1993.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At December 1, 2003, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Alabama           Merrill Lynch, Pierce, Fenner & Smith, Inc.              Jacksonville, FL     11.0%
                  NFSC FEBO Thomas A Sharpe Jr Patricia F Sharpe           Huntsville, AL       10.4%
                  A.G. Edwards & Sons, Inc. FBO 0.3 Sean A Kelly Trust     St. Louis, MO        10.3%
                  Morgan Stanley                                           Jersey City, NJ       5.0%
Arkansas          Morgan Stanley                                           Jersey City, NJ      29.7%
                  Morgan Keegan & Co., Inc. FBO Elise Basore               Bella Vista, AR       9.9%
Georgia           Merrill Lynch, Pierce, Fenner & Smith, Inc.              Jacksonville, FL      9.0%
                  First Clearing, LLC  A/C 3250-0917                       Decatur, GA           6.3%
Kentucky          Merrill Lynch, Pierce, Fenner & Smith, Inc.              Jacksonville, FL     12.5%
                  Morgan Stanley                                           Jersey City, NY       5.9%
Louisiana         Pershing LLC                                             Jersey City, NJ      22.3%
                  Merrill Lynch, Pierce, Fenner & Smith, Inc.              Jacksonville, FL      9.6%
                  Raymond James & Assoc Inc FBO Rhymes, RR                 St. Petersburg, FL    5.4%
Maryland          Legg Mason Wood Walker Inc.                              Baltimore, MD        16.0%
                  NFSC FEBO Susan Chuang                                   Jamesville, NY       13.1%
                  Merrill Lynch, Pierce, Fenner & Smith, Inc.              Jacksonville, FL     10.5%
Missouri          Morgan Stanley                                           Jersey City, NJ       7.7%
                  Charles P. Duncker TTEE Charles P. Duncker Rev TR        St. Louis, MO         7.6%
North Carolina    E. D. Jones and Co. FAO H. W. Eplee Sr. &
                    Shirley J. Eplee                                       Maryland Heights, MO  8.1%
                  LPL Financial Services A/C 6608-5036                     San Diego, CA         5.1%
Oregon            CS Yaillen TTEE for the Intervivos TR of CS &
                    RB Yaillen                                             Portland, OR         10.8%
                  Morgan Stanley                                           Jersey City, NJ       7.9%
                  A. Erica Gannaway TTEE A. Erica Gannaway Trust           Lakeview, OR          5.9%
South Carolina    Pershing LLC                                             Jersey City, NJ      13.3%
                  Morgan Stanley                                           Jersey City, NJ       9.4%
                  J.J.B. Hilliard, W.L. Lyons, Inc. Chris Brandon          Louisville, KY        9.2%
                  Merrill Lynch, Pierce, Fenner & Smith, Inc.              Jacksonville, FL      7.6%
Tennessee         Donna Geckler Solod                                      Knoxville, TN        11.3%
                  Morgan Stanley                                           Jersey City, NJ       6.3%
                  Fiserv Securities, Inc.                                  Philadelphia, PA      5.3%
Virginia          Betty J. Clowers                                         Arlington, VA        11.9%
                  NFSC FEBO #073-060925 Buddy E. Williams                  Stuart, VA            9.0%
                  NFSC FEBO #A1F-006750 Buddy E Williams                   Stuart, VA            9.0%
                  Legg Mason Wood Walker Inc.                              Baltimore, MD         8.7%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                    APPENDIX B

                      CLASS B FEES, PERFORMANCE & OWNERSHIP

DISTRIBUTION, SERVICE AND REPURCHASE TRANSACTION FEES. For the fiscal year ended August 31, 2003, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Funds that were not paid to investment dealers were retained by the principal underwriter.

               Commission  Paid   Distribution                                                                       Repurchase
                 by Principal     Fee Paid to   CDSC Paid to  Uncovered Distribution           Service Fees Paid  Transaction Fees
                Underwriter to     Principal     Principal      Charges (as a % of    Service    to Investment    Paid to Principal
Fund          Investment Dealers  Underwriter   Underwriter     Class Net Assets)      Fees         Dealers          Underwriter
----          ------------------  ------------  ------------  ----------------------  -------  -----------------  -----------------
Alabama            $129,446         $421,790      $41,000     $1,442,000 (2.6%)       $112,327     $100,849            $  695.00
Arkansas             44,132          266,706       15,000      1,073,000 (3.2%)         71,313       64,540               270.00
Georgia             117,053          389,300       38,000      1,651,000 (3.3%)        104,180       94,055               700.00
Kentucky            153,151          489,335       45,000      1,406,000 (2.2%)        131,217      119,328               632.50
Louisiana            51,537          174,879       13,000        826,000 (3.7%)         46,671       41,621               272.50
Maryland            172,341          555,014       54,000      3,149,000 (4.5%)        148,917      132,799               862.50
Missouri            105,267          389,774       21,000        701,000 (1.4%)        104,324       93,710               630.00
North Carolina      141,024          630,053       64,000      1,856,000 (2.3%)        169,831      156,449               920.00
Oregon              214,472          566,817       67,000      1,828,000 (2.5%)        151,570      133,509               872.50
South Carolina      244,722          299,780       40,000      1,384,000 (3.4%)         78,633       64,572               390.00
Tennessee           125,646          306,751       39,000        867,000 (2.2%)         82,307       83,774               420.00
Virginia            214,211          815,885       67,000      1,769,000 (1.7%)        219,281      198,017             1,092.50


PERFORMANCE INFORMATION. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. A portion of the distributions made in the current year may be recharacterized as taxable after year-end.

Alabama Fund                              Length of Period Ended August 31, 2003

Average Annual Total Return:               One Year   Five Years    Ten Years*
----------------------------               --------   ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                                2.02%      3.63%         4.24%
Before Taxes and Including Maximum
 Sales Charge                               -2.88%      3.29%         4.24%
After Taxes on Distributions and
 Excluding Maximum Sales Charge              2.01%      3.62%         4.23%
After Taxes on Distributions and
 Including Maximum Sales Charge             -2.89%      3.28%         4.23%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                                2.75%      3.70%         4.25%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                                0.44%      3.41%         4.25%


Arkansas Fund                             Length of Period Ended August 31, 2003

Average Annual Total Return:               One Year   Five Years    Ten Years*
----------------------------               --------   ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                                1.72%      3.68%         4.19%
Before Taxes and Including Maximum
 Sales Charge                               -3.16%      3.35%         4.19%
After Taxes on Distributions and
 Excluding Maximum Sales Charge              1.72%      3.68%         4.18%
After Taxes on Distributions and
 Including Maximum Sales Charge             -3.16%      3.34%         4.18%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                                2.59%      3.76%         4.21%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                               -0.58%      3.47%         4.21%


Georgia Fund                              Length of Period Ended August 31, 2003

Average Annual Total Return:               One Year   Five Years    Ten Years*
----------------------------               --------   ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                                2.72%      3.48%         3.90%
Before Taxes and Including Maximum
 Sales Charge                               -2.21%      3.14%         3.90%
After Taxes on Distributions and
 Excluding Maximum Sales Charge              2.72%      3.46%         3.87%
After Taxes on Distributions and
 Including Maximum Sales Charge             -2.21%      3.12%         3.87%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                                3.27%      3.58%         3.95%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                                0.07%      3.30%         3.95%

Kentucky Fund                             Length of Period Ended August 31, 2003

Average Annual Total Return:               One Year   Five Years    Ten Years*
----------------------------               --------   ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                                2.15%      3.02%         3.92%
Before Taxes and Including Maximum
 Sales Charge                               -2.75%      2.69%         3.92%
After Taxes on Distributions and
 Excluding Maximum Sales Charge              2.15%      2.97%         3.87%
After Taxes on Distributions and
 Including Maximum Sales Charge             -2.76%      2.64%         3.87%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                                2.83%      3.16%         3.96%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                               -0.36%      2.87%         3.96%


Louisiana Fund                            Length of Period Ended August 31, 2003

Average Annual Total Return:               One Year   Five Years    Ten Years*
----------------------------               --------   ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                                2.05%      3.43%         3.93%
Before Taxes and Including Maximum
 Sales Charge                               -2.86%      3.10%         3.93%
After Taxes on Distributions and
 Excluding Maximum Sales Charge              2.05%      3.40%         3.87%
After Taxes on Distributions and
 Including Maximum Sales Charge             -2.86%      3.06%         3.87%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                                2.75%      3.50%         3.95%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                               -0.43%      3.22%         3.95%


Maryland Fund                             Length of Period Ended August 31, 2003

Average Annual Total Return:               One Year   Five Years    Ten Years*
----------------------------               --------   ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                                1.80%      2.91%         3.87%
Before Taxes and Including Maximum
 Sales Charge                               -3.09%      2.57%         3.87%
After Taxes on Distributions and
 Excluding Maximum Sales Charge              1.79%      2.87%         3.85%
After Taxes on Distributions and
 Including Maximum Sales Charge             -3.10%      2.53%         3.85%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                                2.56%      3.02%         3.91%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                               -0.63%      2.74%         3.91%

Missouri Fund                             Length of Period Ended August 31, 2003

Average Annual Total Return:               One Year   Five Years    Ten Years*
----------------------------               --------   ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                                2.52%      3.63%         4.42%
Before Taxes and Including Maximum
 Sales Charge                               -2.38%      3.30%         4.42%
After Taxes on Distributions and
 Excluding Maximum Sales Charge              2.51%      3.62%         4.40%
After Taxes on Distributions and
 Including Maximum Sales Charge             -2.40%      3.28%         4.40%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                                3.20%      3.72%         4.41%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                                0.01%      3.44%         4.41%


North Carolina Fund                       Length of Period Ended August 31, 2003

Average Annual Total Return:               One Year   Five Years    Ten Years*
----------------------------               --------   ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                                1.23%      3.10%         3.75%
Before Taxes and Including Maximum
 Sales Charge                               -3.64%      2.77%         3.75%
After Taxes on Distributions and
 Excluding Maximum Sales Charge              1.20%      3.06%         3.71%
After Taxes on Distributions and
 Including Maximum Sales Charge             -3.67%      2.72%         3.71%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                                2.18%      3.22%         3.80%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                               -0.98%      2.93%         3.80%


Oregon Fund                               Length of Period Ended August 31, 2003

Average Annual Total Return:               One Year   Five Years    Ten Years*
----------------------------               --------   ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                                1.49%      3.46%         3.89%
Before Taxes and Including Maximum
 Sales Charge                               -3.36%      3.13%         3.89%
After Taxes on Distributions and
 Excluding Maximum Sales Charge              1.49%      3.46%         3.85%
After Taxes on Distributions and
 Including Maximum Sales Charge             -3.37%      3.12%         3.85%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                                2.50%      3.59%         3.93%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                               -0.66%      3.30%         3.93%

South Carolina Fund                       Length of Period Ended August 31, 2003

Average Annual Total Return:               One Year   Five Years    Ten Years*
----------------------------               --------   ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                                2.06%      3.10%         3.90%
Before Taxes and Including Maximum
 Sales Charge                               -2.83%      2.77%         3.90%
After Taxes on Distributions and
 Excluding Maximum Sales Charge              2.04%      3.09%         3.88%
After Taxes on Distributions and
 Including Maximum Sales Charge             -2.84%      2.76%         3.88%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                                2.86%      3.27%         3.97%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                               -0.32%      2.99%         3.97%


Tennessee Fund                            Length of Period Ended August 31, 2003

Average Annual Total Return:               One Year   Five Years    Ten Years*
----------------------------               --------   ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                                2.79%      3.89%         4.34%
Before Taxes and Including Maximum
 Sales Charge                               -2.15%      3.55%         4.34%
After Taxes on Distributions and
 Excluding Maximum Sales Charge              2.78%      3.89%         4.29%
After Taxes on Distributions and
 Including Maximum Sales Charge             -2.15%      3.55%         4.29%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                                3.26%      3.93%         4.31%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                                0.05%      3.64%         4.31%


Virginia Fund                             Length of Period Ended August 31, 2003

Average Annual Total Return:               One Year   Five Years    Ten Years*
----------------------------               --------   ----------    ----------
Before Taxes and Excluding Maximum
 Sales Charge                                1.81%      3.31%         4.02%
Before Taxes and Including Maximum
 Sales Charge                               -3.08%      2.97%         4.02%
After Taxes on Distributions and
 Excluding Maximum Sales Charge              1.80%      3.26%         3.99%
After Taxes on Distributions and
 Including Maximum Sales Charge             -3.09%      2.93%         3.99%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                                2.59%      3.40%         4.05%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                               -0.59%      3.11%         4.05%

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At December 1, 2003, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Alabama         Merrill Lynch, Pierce, Fenner & Smith, Inc.  Jacksonville, FL   23.9%
                Morgan Stanley                               Jersey City, NJ     8.7%
                Citigroup Global Markets, Inc.               New York, NY        8.0%
Arkansas        Morgan Stanley                               Jersey City, NJ     8.0%
                Merrill Lynch, Pierce, Fenner & Smith, Inc.  Jacksonville, FL    5.2%
Georgia         Merrill Lynch, Pierce, Fenner & Smith, Inc.  Jacksonville, FL   15.0%
                Citigroup Global Markets, Inc.               New York, NY       12.7%
                Morgan Stanley                               Jersey City, NJ    12.1%
Kentucky        Pershing LLC                                 Jersey City, NJ    12.1%
                Merrill Lynch, Pierce, Fenner & Smith, Inc.  Jacksonville, FL    9.7%
Louisiana       Merrill Lynch, Pierce, Fenner & Smith, Inc.  Jacksonville, FL   39.6%
Maryland        Morgan Stanley                               Jersey City, NJ    16.0%
                Merrill Lynch, Pierce, Fenner & Smith, Inc.  Jacksonville, FL   11.0%
                Citigroup Global Markets, Inc.               New York, NY       10.0%
Missouri        Citigroup Global Markets, Inc.               New York, NY       19.4%
                Merrill Lynch, Pierce, Fenner & Smith, Inc.  Jacksonville, FL    7.8%
                Morgan Stanley                               Jersey City, NJ     5.5%
North Carolina  Merrill Lynch, Pierce, Fenner & Smith, Inc.  Jacksonville, FL    9.3%
                Citigroup Global Markets, Inc.               New York, NY        7.8%
                Morgan Stanley                               Jersey City, NJ     6.6%
Oregon          Morgan Stanley                               Jersey City, NJ    13.6%
                Citigroup Global Markets, Inc.               New York, NY        9.2%
                Merrill Lynch, Pierce, Fenner & Smith, Inc.  Jacksonville, FL    7.8%
South Carolina  Citigroup Global Markets, Inc.               New York, NY       16.9%
                Merrill Lynch, Pierce, Fenner & Smith, Inc.  Jacksonville, FL   13.0%
                Morgan Stanley                               Jersey City, NJ    10.1%
Tennessee       Citigroup Global Markets, Inc.               New York, NY        9.6%
                Morgan Stanley                               Jersey City, NJ     8.6%
                Merrill Lynch, Pierce, Fenner & Smith, Inc.  Jacksonville, FL    7.3%
Virginia        Morgan Stanley                               Jersey City, NJ    13.5%
                Merrill Lynch, Pierce, Fenner & Smith, Inc.  Jacksonville, FL    8.7%
                Citigroup Global Markets, Inc.               New York, NY        7.6%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                    APPENDIX C

                           STATE SPECIFIC INFORMATION

RISKS OF CONCENTRATION. The following information as to certain state specific considerations is given to investors in view of a Portfolio's policy of concentrating its investments in particular state issuers. Such information supplements the information in the prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of issuers of each particular state. Neither the Trust nor the Portfolios have independently verified this information.

The bond ratings provided in the prospectus are current as of the date of the prospectus and are based on economic conditions which may not continue; moreover, there can be no assurance that particular bond issues may not be adversely affected by changes in economic, political or other conditions. Unless stated otherwise, the ratings indicated are for obligations of the state. A state's political subdivisions may have different ratings which are unrelated to the ratings assigned to state obligations.

                                     ALABAMA

Alabama's business cycle is closely related to the national economy, and growth in machinery, aerospace and electronic manufacturing have become increasingly important to the State. The present movement toward diversification of the
State's manufacturing base and a similar trend toward enlargement and diversification of the service industries are expected to lead to increased stability. With its strong natural gas and oil deposits, Alabama is well positioned in energy markets.

An important factor affecting the economy is the State owned Port of Mobile which primarily handles wood pulp, forestry products and coal exports and serves as a major Gulf Coast port. In fact, the Port of Mobile ranked as the largest seaport in the nation in handling of wood pulp and is the largest port on the U.S. Gulf coast in the handling of forest products. The Port of Mobile is one of the nation's busiest ports in total tons of cargo handled.

Although manufacturing remains the largest employment sector, the State economy has become less dependent on manufacturing. In recent years, the importance of service industries to the State's economy has increased significantly. From 1995 to 2000, the Alabama real state gross product originating in manufacturing increased by 0.94% per year while the real state gross product originating in all the non-manufacturing sectors grew by 5.4%.Those non-manufacturing sectors exhibiting large percentage increases in real gross state product originating between 1995 and 2000 were trade and construction. From 1995 to 2000, the real gross state product originating in trade grew by 12.4% per year, and construction grew by 4.23% per year.

The major service industries in the State are the general health care industries, most notably represented by the University of Alabama medical complex in Birmingham, and high concentration of technology research and development industries in the Huntsville area. The financial, insurance and real estate sectors have also shown strong growth over the last several years. Growth in the service and wholesale/retail trade sectors combined with a weakening manufacturing sector has enabled the economy to become more diverse. However, the state's reliance on the manufacturing sector remains significantly greater than the national average.

During the 2001 fiscal year, manufacturing and trade output fell 3.2% and manufacturing's share of gross state product fell from 20% to 19.5%. Output of most of manufacturing industries in the 3 digit standard industrial classification ("SIC") code classification fell - with the exception of motor vehicles and other transportation. Motor vehicles led all industries with a 10.1% output expansion.

Wage and salary employment shrank by about 27,300 jobs or 1.3% during the 2001 fiscal year. Manufacturing sector employment was the hardest hit by the economic downturn, falling 0.5% from the previous year. Four other sectors lost jobs: mining; trade; services; and agriculture, forestry, fisheries and farming. The only sector that experienced gains in employment was finance, insurance and real estate at 0.1%.

The 2002 fiscal year for Alabama ended with record year-end Alabama Department of Revenue tax collections of $6.06 billion. Collections were up 2.19% from the previous fiscal year which saw collections of approximately $5.9 billion. The 2001 fiscal year saw tax collections drop for the first time in more than 50 years. A number of reasons, such as the national economic downturn, were cited for the one-time drop in revenues. Several changes to the taxation of corporations were passed by the Alabama Legislature in December 2001 as a means of increasing revenues. However, some of the revenue-raising provisions only applied for one tax year. The revenues generated from these provisions accounted for approximately $80 million of the $124 million increase in corporate income tax collections seen during fiscal year 2002.

In South Central Bell Telephone Co. v. Alabama, 119 S.Ct. 1180 (1999) the U.S. Supreme Court struck down Alabama's franchise tax on foreign corporations and remanded the case to the Alabama Supreme Court to determine the appropriate remedies. Effective January 1, 2000 the state corporate franchise tax was replaced by a business privilege tax that applies equally to domestic and foreign corporations. Before the Alabama Supreme Court reached a decision regarding the remedy, the South Central Bell plaintiffs reached a settlement with certain foreign corporations aggrieved by the foreign franchise tax. The South Central Bell plaintiffs settled claims totaling over $141 million for $40 million to be paid over a period of years.

The settlement of South Central Bell cleared the way for a taxpayer class action, Gladwin Corp. v. Underwood (formerly Gladwin Corp. v. Lyons), Circuit Court of Montgomery County, to be removed from the administrative docket and proceed toward certification. This class action challenged the constitutionality of the pre-2000 franchise tax on the same grounds as South Central Bell Telephone Co. v. Alabama, 119 S.Ct. 1180 (1999). By order dated June 13, 2001, Judge Sally Greenhaw of the Montgomery County Circuit Court certified a class which was defined very broadly. The State of Alabama appealed class certification order to the Alabama Supreme Court. The Alabama Supreme Court dismissed the lawsuit on sovereign immunity grounds, as one of the lead plaintiffs failed to follow the statutorily required administrative remedy procedures. The lead plaintiffs of the Gladwin class appealed the decision of the Alabama Supreme Court to the U.S. Supreme Court. The U.S. Supreme Court refused to hear the taxpayers' appeal in Millcraft-SMS, LLC v. Underwood (Millcraft SMS, LLC is the successor to Gladwin Corporation).

The class certified in Gladwin Corp. v. Underwood no longer exists. However, all potential class members who exhausted their administrative remedies are free to pursue their individual cases against the State of Alabama. These individual cases could have a significant financial impact on the State of Alabama. The potential loss to the State from these individual cases is estimated by some to be on the order of $600 million to $1 billion, including interest.

There are also about 30 other cases not part of the Gladwin class action challenging the constitutionality of the franchise tax on the same grounds as South Central Bell. These cases were filed before the class action. The ultimate resolution of all the pending franchise tax cases could have a significant adverse effect on the state's financial condition.

According to the Alabama Department of Revenue, over 150 corporations agreed to settle $64 million in franchise tax refunds during 2001. The $64 million in claims were settled for approximately $9 million to be paid during fiscal 2002.

                                    ARKANSAS

The Constitution of the State does not limit the amount of general obligation bonds which may be issued by the State; however, no such bonds may be issued unless approved by the voters of the State at a general election or a special election held for that purpose. There is no constitutional limitation on the aggregate principal amount of revenue bonds that may be issued by the State and its agencies. All revenue bonds and notes are secured only by specific revenue streams and neither the general revenues of the State nor its full faith and credit are pledged to repayment.

Pursuant to the Revenue Stabilization Law, the General Assembly must enact legislation to provide for an allotment process of funding appropriations in order to comply with State law prohibiting deficit spending whereby spending is limited to actual revenues received by the State. The Governor may restrict spending to a level below the level of appropriations. Pursuant to the Revenue Stabilization Law, the General Assembly establishes three levels of priority for general revenue spending, levels "A," "B" and "C". Successive levels of appropriations are funded only in the event sufficient revenues have been generated to fully fund any prior level. Accordingly, appropriations made to programs and agencies are only maximum authorizations to spend. Actual expenditures are limited to the lesser of (i) moneys flowing into a program or agency's fund maintained by the Treasurer or (ii) the maximum appropriation by the General Assembly. Since State revenues are not collected throughout the year in a pattern consistent with program and agency expenditures, the Budget Stabilization Trust Fund, which receives one-half of interest earnings from State fund investments, has been established and is utilized to assure proper cash flow during any period. Other said interest earnings are utilized to supplement the State's capital construction program. However, such interest earnings are first pledged to the payment of certain bonds issued by or on behalf of certain state agencies.

The State operates under a biennial budgeting system with July 1, 2003 beginning the current biennium. The State ended fiscal 2003 in balance as required by the Revenue Stabilization Act. Net available general revenue growth for fiscal 2003 over fiscal 2002 was 2.6%.

                                     GEORGIA

The Georgia Constitution provides that the State may incur public debt of two types for public purposes: (1) general obligation debt and (2) guaranteed revenue debt. General obligation debt may be incurred to acquire, construct, develop, extend, enlarge or improve land, waters, property, highways, buildings, structures, equipment or facilities of the State, its agencies, departments, institutions and certain State authorities, to provide educational facilities for county and independent school systems, to provide public library facilities for county and independent school systems, counties, municipalities, and boards of trustees of public libraries or boards of trustees of public library systems, to make loans to counties, municipal corporations, political subdivisions, local authorities and other local government entities for water or sewerage facilities or systems, and to make loans to local government entities for regional or multijurisdictional solid waste recycling or solid waste facilities or systems. No general obligation debt may be incurred, however, when the highest aggregate annual debt service requirements for the then current year or any subsequent year for outstanding general obligation debt and guaranteed revenue debt, including any proposed debt, and the highest aggregate annual payments for the then current year or any subsequent fiscal year of the State under certain State contracts, exceed ten percent of the total revenue receipts, less refunds, of the State Treasury in the fiscal year immediately preceding the year in which the debt is to be incurred. In addition, no general obligation debt may be incurred with a term in excess of twenty-five years.

Guaranteed revenue debt may be incurred by guaranteeing the payment of certain revenue obligations issued by an instrumentality of the State to finance certain specified public projects. No guaranteed revenue debt may be incurred to finance water or sewage treatment facilities or systems when the highest aggregate annual debt service requirements for the then current year or any subsequent fiscal year of the State for outstanding or proposed guaranteed revenue debt for water facilities or systems or sewage facilities exceed one percent of the total revenue receipts, less refunds, of the State Treasury in the fiscal year immediately preceding the year in which any debt is to be incurred. In addition, the aggregate amounts of guaranteed revenue debt incurred to make loans for educational purposes that may be outstanding at any time cannot exceed $18 million, and the aggregate guaranteed revenue debt incurred to purchase, or to lend or deposit against the security of, loans for educational purposes that may be outstanding at any time cannot exceed $72 million.

As of October 15, 2003, the State's outstanding general obligation debt was $6,003,575,000. The State had outstanding at October 31, 2003, $765,200,000 of guaranteed revenue debt. In the 2003 Legislative Session, the General Assembly authorized and the Governor approved the issuance of $766,385,000 in aggregate principal amount of new general obligation debt and $331,000,000 of new guaranteed revenue debt, the proceeds of which are to be used for various planned capital projects of the State, its departments and agencies.

The Georgia Constitution also permits the State to incur public debt to supply a temporary deficit in the State Treasury in any fiscal year created by a delay in collecting the taxes of that year. Such debt must not exceed, in the aggregate, 5% of the total revenue receipts, less refunds, of the State Treasury in the fiscal year immediately preceding the year in which such debt is incurred. The debt incurred must be repaid on or before the last day of the fiscal year in which it is to be incurred out of the taxes levied for that fiscal year. No such debt may be incurred in any fiscal year if there is then outstanding unpaid debt from any previous fiscal year which was incurred to supply a temporary deficit in the State Treasury. No such debt has been incurred under this provision since its inception.

Virtually all of the issues of long-term debt obligations issued by or on behalf of the State of Georgia and counties, municipalities and other political subdivisions and public authorities thereof are required by law to be validated and confirmed in a judicial proceeding prior to issuance. The legal effect of a validation in Georgia is to render incontestable the validity of the pertinent bond issue and the security therefor.

Downturns in the U.S. economy during the current fiscal year had a similar impact on the State. These effects lingered on into fiscal year 2003. For example, on May 7, 2003, the Georgia Department of Revenue announced that net revenue collections for the first ten months of fiscal year 2003 decreased approximately 2.3% when compared to the same period in fiscal year 2002. The announcement, however, also noted that April 2003 collections increased a modest 1.9% from collections one year ago. If revenues do not grow as expected or continue to decrease the State may experience an adverse change in its financial position which could result in a downgrading of the State's bonds.

From time to time, the State of Georgia is named as a party in certain civil actions. Depending on the outcome or disposition of these various legal actions, these lawsuits may adversely affect the financial position of the State of Georgia.

After reviewing the current status of all pending and threatened litigation with the State's counsel, the Georgia State Financing and Investment Commission believes that, while the outcome of litigation cannot be predicted, the final settlement of all lawsuits that have been filed and of any actions or claims pending or threatened against the State or its officials in such capacity are adequately covered by insurance or self-insurance reserves maintained by the State or will not have a material adverse affect upon the financial position or results of operations of the State.

                                    KENTUCKY

Because the Kentucky Constitution requires the vote of a majority of the state's electorate to approve the issuance of state general obligation indebtedness and until 1998 required the vote of two-thirds of a municipality's electorate to approve the issuance of general obligation indebtedness by any city, county, or other municipality within the state, most Kentucky state and local government indebtedness has been issued not as general obligation indebtedness but as either debt payable only from revenues produced by the particular project or as indebtedness subject to biennial, in the case of the state, or annual, in the case of a local government, legislative appropriation for the payment of debt service. Such appropriation- backed indebtedness is customarily issued in the form of lease revenue bonds by a public authority or public holding company which uses the proceeds of the bonds to finance the particular public project and leases the project to the state or local government pursuant to a lease renewable each fiscal biennium (in the case of the state) or each fiscal year (in the case of a local government). Failure of the lessee government to renew the lease would terminate the lessee's obligation to make further rental payments and would leave the bondholders with recourse only against the property which was subject to the lease and any other security pledged for the payment of the bonds. An amendment to the state constitution approved by the electorate at the November 1994 general election authorized the Kentucky General Assembly to enact legislation permitting local governments (exclusive of school districts) to issue general obligation indebtedness without voter approval but subject to prescribed limitations on the maximum amount of indebtedness that may be incurred based on the assessed value of the taxable property within the municipality and such additional limitations and conditions as may be prescribed by statute. The Kentucky General Assembly enacted such enabling legislation in 1996 and the Kentucky courts issued a final judgment in July 1998 upholding the validity of the constitutional amendment. Beginning in 1998, local governments (exclusive of school districts) in Kentucky have begun to issue general obligation indebtedness under the authority of the constitutional amendment and the enabling legislation.

Kentucky's economy, once dominated by coal, horses, bourbon and tobacco, has become increasingly diversified and now prominently includes the manufacturing of industrial machinery, automobiles and automobile parts, and consumer appliances. Kentucky's non-manufacturing industries have also grown considerably in the last decade, with strong gains in air transportation, health and business services, and retail trade. The state's parks, horse breeding, and racing industry, epitomized by the Kentucky Derby, play an important role in the state's expanding tourism industry.

During the past decade, manufacturing employment has declined in the entire U.S. but has grown in Kentucky. At the close of the Commonwealth of Kentucky's fiscal year ended June 30, 2003 (FY03), 16.0% of the state's total non-agricultural employment was in the manufacturing sector compared to 12.6% nationally. However, with the manufacturing sector in a recession nationwide during its fiscal years ended June 30, 2002 and 2003, Kentucky experienced annual declines in manufacturing jobs of 4.9% and 3.0% respectively. Kentucky experienced growth in total non-agricultural employment of 0.4% during FY03, compared to a national decline of 0.4%. Personal income, the broadest measure of economic performance, grew 2.8% in Kentucky during FY03 compared to 3.4% nationally.

                                    LOUISIANA

Article VII, Section 6(F) of the Louisiana State Constitution requires the Legislature to limit the amount of net state tax supported debt ("NSTSD") that may be issued in any fiscal year and further requires that by Fiscal Year 2003-2004 and thereafter, debt service payments on NSTSD not exceed 6% of General Fund and dedicated funds revenues established by the Revenue Estimating Conference (the "Conference"). The limitation for Fiscal Year 2003-2004 is 6%.

All Louisiana State general obligations and certain bonds of State agencies, boards and commissions that are secured by the full faith and credit of the State, are payable from the Bond Security and Redemption Fund and enjoy a first lien and privilege upon monies in the Bond Security and Redemption Fund. Article VII, Section 9(B) of the State Constitution gives constitutional status to the Bond Security and Redemption Fund and further provides that, subject to contractual obligations existing on the effective date of the State Constitution (January 1, 1975), all State money deposited in the State Treasury is to be credited to the Bond Security and Redemption Fund, except money received as the result of grants or donations or other forms of assistance when the terms thereof require otherwise.

The State's General Fund ended the 2001-2002 Fiscal Year (the latest for which official amounts are available) with an undesignated fund deficit of approximately $34 million. The major factors contributing to the deficit were a $23 million increase in tax refunds payable and escheat claims against the State as reported by the Louisiana Department of Revenue as well as a $33 million increase in the non-current expenditures from the Department of Health of Hospitals and the Department of Social Services from Fiscal Year 2000-2001 to Fiscal Year 2001-2002. By statute, the Governor is required to take specific steps to eliminate the deficit prior to the end of the next fiscal period.

The five year base line projection received by the Joint Legislative Committee on the Budget on September 9, 2003, projects a budget shortfall of $350,755 for Fiscal Year 2003-2004. Revenues are expected to decrease by $121 million or 1.8%. The continuation level of expenditures for Fiscal Year 2004-2005 is $224 million or 3.4% greater than the existing operating budget of Fiscal Year 2003-2004. State law requires the adoption of a balanced budget, therefore, the State is exploring options to resolve the projected shortfall for Fiscal Year 2003-2004. Future funding impacts will continue to come from expected increases in Medicaid, inflation, tort litigation, prisoner health, and in particular, retirement system costs resulting from market losses and structural funding deficiencies.

                                    MARYLAND

THE STATE AND ITS ECONOMY. According to the 2000 Census, Maryland's population in that year was 5,296,486, an increase of 9.4% from the 1990 Census. The population was estimated at 5,458,137 in 2002. Maryland's population is concentrated in urban areas. Approximately 89.7% of Maryland's population live in the densely populated corridor between Baltimore and Washington, D.C. Per capita income in 2002 was $36,298 in Maryland, compared to the national average of $30,941 in that year. Total personal income has grown at an average annual rate of 5.3% since 1993, marginally higher than the national average.

Services, retail and wholesale trade, government and manufacturing (primarily printing and publishing, food and related products, instruments and similar products, industrial machinery, electronic equipment and chemical and allied products) are historically the leading areas of employment in Maryland. Maryland's economy tends to be more reliant on the service and government sectors, but less dependent on manufacturing, than the United States as a whole. Maryland's economy is particularly sensitive to changes in federal employment and spending. The percentage of personal income earned from federal and military employment in 2001 was 8.3% for Maryland residents, compared to 3.1% nationwide. Federal military facilities and defense spending play critical roles in Maryland's economy.

Maryland's job growth rate for the annual period ending in September 2003 was 0.3%, while the nation as a whole experienced a job growth loss for that period of -0.2%. According to the United States Bureau of Labor Statistics, the unemployment rate was 4.1% in Maryland and 5.8% nationally in September 2003. Continuing uncertainty in the national and local economy could cause unemployment in Maryland to increase.

STATE FISCAL INFORMATION. The Maryland Constitution requires the State to enact a balanced budget for each of its fiscal years, which run from July 1 to June
30. Maryland ended fiscal year 2002 with a $309.1 million general fund balance on a budgetary basis and $547.9 million in the Revenue Stabilization Fund of the State Reserve Fund. The Revenue Stabilization Fund provides financial support for future needs and to reduce the need for future tax increases. However, the State can move some of those funds to cover other areas of its budget, so the actual balances may be lower in the future. As described below, over the last few years, the State has experienced revenues lower than budgeted and has needed to make transfers from the State Reserve Fund and the State's Transportation Trust fund, in addition to enacting cuts in expenditures. Further, recent analysis indicates that there could be a gap between revenues and spending in the range of $400 million for the 2005 fiscal year.

In 1997 the General Assembly enacted legislation to phase in a 10% decrease in the State individual income tax by 2002. In preparing its fiscal 2003 budget, the State had to accommodate an estimated $177 million reduction of revenues due to the implementation of the final 2% decrease in income tax. Federal disbursements include highway and transit reimbursements; reimbursements and grants for health care programs; categorical and matching aid for public assistance, social services and employment security; and aid for public education.

2003 BUDGET. On April 4, 2002, the General Assembly approved the budget for the 2003 fiscal year. That budget included, among other things: (i) funds dedicated to the debt service on the State's general obligation bonds in an amount sufficient to avoid an increase in the State's property tax; (ii) $49.6 million for capital projects; (iii) $3.6 billion in aid to local governments from general funds; (iv) $181 million to the Revenue Stabilization Fund; and (v) net general fund deficiency appropriations of $171.7 million for fiscal year 2002, including $140.9 million for the Department of Health and Mental Hygiene, $30 million to the Revenue Stabilization Fund, a reduction of $9.6 million to the Dedicated Purpose Fund of the State Reserve Fund, and a reduction of $9.5 million in aid to local governments. The budget did not provide funding for an employee cost-of-living allowance, it decreased the State subsidy for the employee prescription drug plan, and it limited funding for merit increases for State employees.

As part of the fiscal year 2003 budget plan, the General Assembly enacted the Budget Reconciliation and Financing Act, which authorized transfers and funding changes resulting in increased general fund revenues and decreased general fund appropriations. The Act provided for transfers of various fund balances in fiscal year 2002 of $281 million. In addition, the Act provided for transfers of various fund balances of $85.2 million in fiscal year 2003, revenue increases and adjustments, and reductions to required fiscal year 2003 expenditures. The Act uncoupled the State income tax from future federal income tax changes with an impact greater than $5 million. The Act also uncoupled State income tax from certain recently enacted federal income tax changes.

Changes made by the Act resulted in reduced levels of required funding in certain areas, including the adoption of the "corridor" method of funding the State's contribution to its pension and retirement system. Under this method, the rate remains fixed as long as the funding level of the systems remains within the corridor of 90% - 110% of full funding. The funding levels and formulae for community colleges, nonpublic colleges, and tourism were reduced. The adoption of the "corridor" method could reduce the State's contributions to the pension and retirement system, resulting in incomplete funding.

Separate legislation enacted by the 2002 General assembly increased the tobacco tax effective June 1, 2002. For fiscal year 2003 only, $80.5 million in revenues from that increase was dedicated to the fiscal year 2003 cost of the "Bridge to Excellence In Public Schools Act"; additional revenue generated by the tobacco tax increase go to the General Fund. This rate increase is expected to increase cigarette tax revenues by approximately $71 million in fiscal 2004, $70.3 million in fiscal 2005, $69.5 million in fiscal 2006, and A$68,.7 million in fiscal 2007.

SUBSEQUENT EVENTS. Early in fiscal year 2003, it appeared that revenues would be less than projected when the budget was enacted, prompting a proposal for reductions form the Governor. In December 2002, revenue estimates resulted in a $344.2 million reduction in the amount of general fund revenues compared with the estimates on which the 2003 budget was based. In January and February of 2003 the Board of Public Works approved cost reductions totaling $217.5 million. Revenue estimates for 2003 were further reduced by $106.1 million in March 2003.

As part of the fiscal year 2004 budget plan, the General Assembly enacted the Budget Reconciliation and Financing Act of 2003, which authorized transfers and funding changes resulting in increased general fund revenues and decreased general fund appropriations. The 2003 Act provided for transfers of various fund balances in fiscal year 2003 of $416.1 million (in addition to the $85.2 million in transfers approved in 2002).

2004 BUDGET. On April 5, 2003, the General Assembly approved the budget for fiscal year 2004. The budget includes, among other things: (i) sufficient funds to the State's retirement and pension system to remain within the "corridor"
method of plan funding; (ii) $9.4 million for capital projects; (iii) $3.8 billion in aid to local governments, reflecting full funding of the public school enhancements mandated under the 2002 Bridge to Excellence in Public Schools Act; and (iv) general fund deficiency appropriations of $86.4 million for fiscal year 2003. The 2004 Budget as enacted funds all fiscal year 2004 debt service on the State's general obligation bonds entirely with special funds, primarily from State property tax revenues, thereby not requiring the use of any general funds to pay debt service on the State's general obligation bonds. In addition to the $416.1 million of transfers described above, the 2003 provides for fiscal year transfers of $328.7 million, reductions in required fiscal year appropriations of $60.7 million and revenue increases of $163.0 million. These revenue increases include $59.4 million in corporate filing fees; $52.0 million from changes to withholding schedules; and $43.3 million from tax compliance-type measures. Finally, the 2004 Budget required an increase in the fiscal year 2004 State property tax rate, which the Board of Public Works increased to 13.2 cents per $100 of assess value from 8.4 cents.

SUBSEQUENT EVENTS. The United States Congress enacted the Jobs and Growth Tax Relief Reconciliation Act of 2003, which will provide an estimated $333.3 million of additional federal assistance to Maryland in fiscal years 2003 and 2004. A $123.5 million portion of that assistance permitted the State to end fiscal year 2003 with a general fund balance on a budgetary basis of $122.6 million; the balance will be available for fiscal year 2004 expenditures. During fiscal year 2003, the State experienced unanticipated shortfalls in sales tax and lottery revenues, which aggregated $41.9 million below estimates, due, in part to sales tax declines resulting form the February 2003 blizzard and a cold rainy spring. September 2003's hurricane Isabel may similarly adversely impact sales tax revenues for fiscal year 2004.

As referenced above, there could be a $400 million gap between revenues and expenditures in fiscal year 2005. On July 30, 2003 the Governor proposed and the State's Board of Public Works approved $208.3 million reductions to fiscal year 2004 appropriations, including personnel reductions, reductions in aid to local governments and cuts to higher education expenditures. Further cuts will be required or tax or other revenue increases will need to be identified to permit the State to enact a balanced budget for fiscal year 2005.

STATE-LEVEL MUNICIPAL OBLIGATIONS. Neither the Constitution nor general laws of Maryland impose any limit on the amount of debt the State can incur. However, Maryland's Constitution prohibits the creation of State debt unless it is authorized by a law that provides for the collection of an annual tax or taxes sufficient to pay the interest when due and to discharge the principal within 15 years of the date of issuance. Taxes levied for this purpose may not be repealed or applied to any other purpose until the debt is fully discharged. These restrictions do not necessarily apply to other issuers within the State. The General Assembly, by separate enabling act, typically authorizes a particular loan for a particular project or purpose. Beginning with its 1990 session, the General Assembly has annually enacted a Maryland Consolidated Capital Bond Loan Act, or "capital bond bill," that within a single enabling act authorizes various capital programs administered by State agencies and other projects for local governments or private institutions. The Board of Public Works authorizes State general obligation bond issues and supervises the expenditure of funds received therefrom, as well as all funds appropriated for capital improvements other than roads, bridges and highways. Maryland had $5.3 billion of State tax-supported debt outstanding, and $1,045.2 million of authorized but unissued debt, at March 31, 2003.

The public indebtedness of Maryland and its instrumentalities is divided into five basic types. The State, as well as the various counties and municipalities of the State, issues general obligation bonds payable from ad valorem taxes. The Department of Transportation of Maryland issues limited, special obligation bonds for transportation purposes payable primarily from specific excise taxes and other revenues related mainly to highway use. The Maryland Stadium Authority issues limited special-obligation bonds and notes to finance stadiums and conference centers, payable primarily from lease rentals, sports, lottery and other revenues. Certain State units, as well as several local governments, issue obligations payable solely from specific non-tax revenue streams of the borrowers, including loan obligations from nonprofit organizations, companies or other private entities, and for which the State issuing authority or local government has no liability and has given no moral obligation assurance. The State, its agencies and departments and the various localities also enter into municipal leases, installment purchase, conditional purchase and similar transactions. Such arrangements are not general obligations to which the issuing governments taxing power is pledged but are ordinarily backed by the issuer's covenant to budget for, appropriate and make the payments due. Such arrangements generally contain "non-appropriation" clauses which provide that the issuing government has no obligation to make payments in future years unless money is appropriated for such purpose on a yearly basis.

OTHER ISSUERS OF MUNICIPAL BONDS. Maryland can be divided into 24 subdivisions, comprised of 23 counties plus the independent City of Baltimore. Some of the counties and the City of Baltimore operate pursuant to the provisions of charters or codes of their own adoption, while others operate pursuant to State statutes. As a result, not all localities in Maryland follow the debt-authorization procedures outlined above. Maryland counties and the City of Baltimore typically receive most of their revenues from taxes on real and personal property, income taxes, miscellaneous taxes, and aid from the State. Their expenditures include public education, public safety, public works, health, public welfare, court and correctional services, and general governmental costs. Although some of these localities have received ratings of AAA from Standard & Poor's, these ratings are often achieved through insurance, and other issuers within Maryland have received lower ratings.

Many of Maryland's counties have established subsidiary agencies with bond-issuing powers, such as sanitary districts, housing authorities, parking revenue authorities and industrial development authorities. Many of the municipal corporations in Maryland have issued general obligation bonds. In addition, all Maryland municipalities have the authority under State law to issue bonds payable from payments from private borrowers. All of these entities are subject to various economic risks and uncertainties, including the risks faced by the Maryland economy generally, and the credit quality of the securities issued by them varies with the financial strengths of the respective borrowers. Local governments in Maryland receive substantial aid from the State for a variety of programs, including public school construction and discretionary grants. The budget for fiscal years 2003, as modified by the July 2003 spending cuts, and 2004 have included an aggregate $41 million decrease in aid to local governments, at a time when many localities have already been forced to limit spending in recent months in order to achieve balanced budgets. The actual and projected budget shortfalls at the State level, and other future events, might require further reductions in or the discontinuation of some or all aid payments to local governments. Any such cutback in State aid will adversely affect local economies.

RISKS AND UNCERTAINTIES. Generally, the primary default risk associated with government obligations is the nonpayment of taxes supporting such indebtedness. In addition, certain debt obligations in the Eaton Vance Maryland Municipals Fund may be obligations of issuers other than the State of Maryland, such as those listed above. Although the State of Maryland regularly receives the highest ratings from ratings agencies, local governments and other issuers may have higher debt-to-assessment ratios, and/or greater credit risk, than the State itself, and as a result may be unable to repay the State on the underlying indebtedness. Other obligations are issued by entities which lack taxing power to repay their obligations, such as industrial development authorities and housing authorities. Certain debt may be obligations which are payable solely from the revenues of private institutions within one industry, such as health care. The default risk may be higher for such obligations, since the decline in one industry could impede repayment.

The uncertainty of the national economy has hurt and could continue to adversely affect Maryland and its localities and other borrowers. Maryland's economy is unusually dependent on the federal government and the service sector because a large percentage of Maryland residents are employed in those fields. In addition, a significant proportion of Maryland's revenues comes from the federal government, both in direct aid and through federal payment for goods and services provided by Maryland businesses and local governments. Further slowdown in the service sector, or reduction in federal jobs or funds available to Maryland, could create budget difficulties at the State and local level. Maryland's small businesses, which make up the core of Maryland's economy, are particularly vulnerable to the effects of a faltering national economy. Economic decline could also decrease income tax and capital gains revenues, which are important components of the State's budgeted revenues. In addition, investment income on the State's investment portfolio is likely to continue to be lower than in prior years as a result of reductions in the size of the portfolio and the substantially lower interest rates in the marketplace. These downward trends could continue, forcing Maryland to further decrease spending, cut employment, raise taxes or take other measures to balance its budget. These and other factors will also affect the county and local economies in Maryland, and to the extent they stress the State's budget, such factors will diminish the amount of State aid available to local jurisdictions.

Finally, recent national and international developments could have a materially adverse effect on the economy in Maryland. Governments and business could incur costs in replacing employees who are called to serve in the armed forces. Layoffs and cutbacks in the transportation and tourism industries could increase unemployment in Maryland, and declines in related industries could hamper Maryland's economy. Baltimore and other municipalities, many of which were already experiencing fiscal pressures due to the slowing economy and other factors, now need additional funds to cover some of their anti-terrorism costs and to pay the costs of damage caused by Hurricane Isabel. However, we cannot assure you that such funds will be available; if such funds are unavailable, these jurisdictions could fact economic difficulties in the future. Economic factors affecting the state will also affect the counties and the City of Baltimore, as well as agencies and private borrowers. In particular, local governments depend on State Aid, and any cutbacks in such aid required to balance the State budget could adversely affect local budgets. If negative trends continue, Maryland's State and local governments might need to take more drastic measures, such as increasing taxes, to balance their budgets.

                                    MISSOURI

The following information is a brief summary of some of the factors affecting the economy in the State of Missouri and does not purport to be a complete description of such factors. This summary is based on publicly available information and forecasts.

REVENUE AND LIMITATIONS THEREON. Article X, Sections 16-24 of the Constitution of Missouri (the "Hancock Amendment") imposes limitations on the amount of State taxes which may be imposed by the General Assembly of Missouri (the "General Assembly") as well as on the amount of local taxes, licenses and fees (including taxes, licenses and fees used to meet debt service commitments on debt obligations) which may be imposed by local governmental units (such as cities, counties, school districts, fire protection districts and other similar bodies) in the State of Missouri in any fiscal year.

The State limit on taxes is tied to total State revenues determined in accordance with the formula set forth in the Hancock Amendment, which adjusts the limit based on increases in the average personal income of Missouri for certain designated periods. The details of the Hancock Amendment are complex and clarification from subsequent legislation and further judicial decisions may be necessary. Generally, if the total State revenues exceed the State revenue limit imposed by Section 18 of Article X by more than one percent, the State is required to refund the excess. The State revenue limitation imposed by the Hancock Amendment does not apply to taxes imposed for the payment of principal and interest on bonds, approved by the votes and authorized by the Missouri Constitution. The revenue limit also can be exceeded by a constitutional amendment authorizing new or increased taxes or revenue adopted by the voters of the State of Missouri.

The Hancock Amendment also limits new taxes, licenses and fees and increases in taxes, licenses and fees by local governmental units in Missouri. It prohibits counties and other political subdivisions (essentially all local governmental units) from levying new taxes, licenses and fees or increasing the current levy of an existing tax, license or fee without the approval of the required majority of the qualified voters of that county or other political subdivision voting thereon.

When a local government unit's tax base with respect to certain fees or taxes is broadened, the Hancock Amendment requires the tax levy or fees to be reduced to yield the same estimated gross revenue as on the prior base. It also effectively limits any percentage increase in property tax revenues to the percentage increase in the general price level (plus the value of new construction and improvements), even if the assessed valuation of property in the local governmental unit, excluding the value of new construction and improvements, increases at a rate exceeding the increase in the general price level.

INDUSTRY AND EMPLOYMENT. Missouri has a diverse economy with a distribution of earnings and employment among manufacturing, trade and service sectors closely approximating the average national distribution. Missouri characteristically has had a pattern of unemployment levels equal to or lower than the national average. A pattern of high unemployment could adversely affect the Missouri debt obligations acquired in the trust and, consequently, the value of the units in the trust.

The Missouri portions of the St. Louis and Kansas City metropolitan areas collectively contain over 50% of Missouri's 2000 population census of 5,595,211. Economic reversals in either of these two areas would have a major impact on the overall economic condition of the State of Missouri. Additionally, the State of Missouri has a significant agricultural sector which is experiencing farm-related problems comparable to those which are occurring around the nation. To the extent that these problems were to intensify, there could possibly be an adverse impact on the overall economic condition of the State.

Defense related business plays an important role in Missouri's economy. There are a large number of civilians employed at various military installations and training bases in the state. In addition, aircraft and related businesses in Missouri are the recipients of substantial annual dollar volumes of defense contract awards. There can be no assurances that there will not be further changes in the levels of military appropriations, and, to the extent that further changes in military appropriations are enacted by the United States Congress, Missouri could be affected disproportionately. It is impossible to determine what effect, if any, continued consolidation in the defense-related industries will have on the economy of the State. However, any shift or loss of production operations now conducted in Missouri could have a negative impact on the economy of the State.

STATE BUDGET CONSIDERATIONS. The State of Missouri has experienced revenue declines as a result of the overall economic state of the country. As a result of reduced tax receipts, the State was faced with a significant budgetary shortfall in the fiscal year ending June 30, 2004 which it was able to balance through the use of a one-time revenue bond issuance of $387.5 million to fund various capital improvement projects throughout the State, $900 million in spending cuts and the elimination of approximately 1,000 state jobs. In addition to those cuts, the Governor of the State withheld funding of approximately $250 million to the State Department of Higher Education and the State Department of Elementary and Secondary Education in order to ensure that expenditures would not exceed revenue receipts as mandated by the State's constitution. Through the first five months of fiscal year 2004, State revenue receipts have exceeded estimates; however, the State still anticipates a revenue shortfall in fiscal year 2005.

                                 NORTH CAROLINA

General obligations of a city, town or county in North Carolina are payable from the general revenues of the entity, including ad valorem tax revenues on property within the jurisdiction. Revenue bonds issued by North Carolina political subdivisions include (1) revenue bonds payable exclusively from revenue-producing governmental enterprises and (2) industrial revenue bonds, college and hospital revenue bonds and other "private activity bonds" which are essentially non-governmental debt issues and which are payable exclusively by private entities such as non-profit organizations and business concerns of all sizes. State and local governments have no obligation to provide for payment of such private activity bonds and in many cases would be legally prohibited from doing so. The value of such private activity bonds may be affected by a wide variety of factors relevant to particular localities or industries, including economic developments outside of North Carolina. In addition to the risks of concentration described above, the Fund is subject to factors that may be particular to North Carolina or, in the case of revenue bonds payable exclusively from private party revenues or from specific state non-tax revenue, factors that may be particular to the related activity or payment party.

Section 23-48 of the North Carolina General Statutes appears to permit any city, town, school district, county or other taxing district to avail itself of the provisions of Chapter 9 of the United States Bankruptcy Code, but only with the consent of the Local Government Commission of the State and of the holders of such percentage or percentages of the indebtedness of the issuer as may be required by the Bankruptcy Code (if any such consent is required). Thus, although limitations apply, in certain circumstances political subdivisions might be able to seek the protection of the Bankruptcy Code.

STATE BUDGET AND REVENUES. The North Carolina State Constitution requires that the total expenditures of the State for the fiscal period covered by each budget not exceed the total of receipts during the fiscal period and the surplus remaining in the State Treasury at the beginning of the period. In November 1996, the voters of the State approved a constitutional amendment giving the Governor the power to veto certain legislative matters, including budgetary matters.

The General Fund budget for the 2001-03 biennium was enacted by the General Assembly during the 2001 Session, with balanced budgets enacted for each fiscal year. Under the North Carolina budgetary procedure, the Governor, as Director of the Budget, is responsible for administering the budget enacted by the General Assembly. Because of a significant revenue shortfall from the enacted 2001-2002 fiscal year budget, the Governor was forced to make significant cuts in expenditures and reallocations of resources from the enacted budget. In the spring of 2002, the General Assembly convened for its traditional "short session" to review the enacted 2002-2003 fiscal year budget. In September 2002 the General Assembly enacted the revised budget for the 2002-203 fiscal year.

In the information set forth below, comparisons of current and prior year tax revenues are affected by legislative changes and netting of certain transfer expenditures (such as reimbursements to local governments, reimbursements for costs of administration of sales and use tax for local governments and transfers to certain funds against the tax revenue source).

The State experienced a revenue shortfall in the General Fund budget for fiscal year 2001-2002 of $1.56 billion. Cost saving measures were taken to insure agency reversions of $588.1 million including placing a freeze on hiring and limiting nonessential purchasing and travel. Budgeted General Fund appropriations of $125 million for the Repair and Renovation Reserve were frozen. The Office of State Budget and Management reviewed all State Trust Fund, Special Revenue Funds and Internal Service Funds to determine whether excesses above the respective required funding levels of those funds existed and were available. The review resulted in approximately $28.4 million of funds that were transferred to the General Fund. In addition, an additional $80 million was identified as being available for transfer from the Highway Trust Fund to the General Fund and a redirection of $114 million was made from the tobacco settlement fund. The State also suspended certain distributions to local government units related to the inventory tax, franchise utilities tax, piped natural gas tax, alcohol beverage tax and the homestead exemption, in the amount of $210.9 million.

The State maintains the Savings Reserve or the Rainy Day Fund for emergency situations. The beginning balance of this reserve at July 1, 2001 was $157 million. That amount, together with an additional $81.8 million of 2001-2002 revenues that were otherwise to be deposited to the credit of the Rainy day Fund, were used to balance the budget for the 2001-2002 fiscal year.

The General Fund budget for the 2002-2003 fiscal year, as enacted by the General Assembly in its 2002 Short Session, is $14.4 billion. This included $8.l2 billion (59.9%) for education, including public schools, community colleges, and universities, and $3.6 billion for health and human services appropriations. The total budget represents a decrease of $431 million or 3% from the original budget passed in the 2001 session. In determining the General Fund revenue forecast for 2002-2003, a significant decision was made by the General Assembly to assume 0% growth in the underlying state economic base. This conservative assumption recognized the many uncertainties facing the North Carolina economy during 2002-2003, including the potential for further terrorist attacks and the unsteady United States financial markets. Actual General Fund "baseline" revenue collections under State tax laws as of January 1, 2002 are expected to increase by 2.3% in 2002-2003, reflecting the annualization of the revenue enhancements enacted by the 2001 Session of the General Assembly.

North Carolina's current budget shortfall for 2002-2003 (through April 30, 2003) is approximately $142 million, and may reach $280 million at June 30, 2003. Because of North Carolina's conservative revenue estimates and the implementation of tight budget controls including the use of restricted allotments to State agencies in the revised 2003-2003 General Fund budget, the impact of April's revenue collections on the State's budget has been minimized. Nonetheless, after April revenue collections were analyzed, the Governor invoked this constitutional authority to insure that the State's budget for 2002-2003 remains balanced.

The 2003 General Assembly adopted a balanced budget for 2003-2005. The final budget is $14.8 billion for fiscal year 2003-2004 and $15.5 billion for fiscal year 2004-2005. Overall General Fund operating and capital appropriations are greater by 2.9% in fiscal year 2003-2004 from fiscal year 2002-2003 levels and 4.9% in fiscal year 2004-2005 from fiscal year 2003-2004 levels. The General Assembly included provisions in the budget that are designed to increase General Fund revenues. The budget continues the State sales and use tax rate at 4.5% and the 8.25% income tax bracket for an additional two years, diverts a portion of the national tobacco settlement payments, and uses monies left over at the end of the fiscal year. In addition, several streamline and conformity provisions as well as departmental fees were authorized that increase General Fund availability. Finally, the Department of Revenue was given broader authority and resources to collect unpaid tax liabilities.

PENDING LITIGATION. The following are cases pending in which the State faces the risk of either a loss of revenue or an unanticipated expenditure. Although an adverse result in any of the cases could have negative budgetary consequences perhaps beginning in fiscal year 2003-2004, in the opinion of the Department of State Treasurer, an adverse decision in any of these cases would not materially adversely affect the State's ability to meet its financial obligations.

1. Hoke County et al. v. State of North Carolina, (formerly, Leandro et al. v. State of North Carolina and State Board of Education) - Funding of Public Education. On May 25, 1994, the plaintiffs in Leandro et al. v. State of North Carolina and State Board of Education filed suit in North Carolina superior court requesting a declaration that the public education system of the State, including its system of funding, (i) violates the State constitution by failing to provide adequate or substantially equal education opportunities and denying due process of law, and (ii) violates various statues relating to public education. Five other school boards and students in those jurisdictions intervened, alleging claims for relief on the basis of the high proportion of at-risk and high-cost students and their counties' systems. The suit is similar to a number of suits in other states, some of which resulted in holdings that the respective systems of public education funding were unconstitutional under the applicable state law. The State filed a motion to dismiss, which was denied. On appeal, the North Carolina Supreme Court upheld the present funding system against the claim that it unlawfully discriminated against low wealth counties, but remanded the case for trial on the claim for relief based on the Court's conclusion that the State Constitution guarantees every child the opportunity to obtain a sound basic education. On remand, the case, now known as Hoke Co. et al. v. State, focused on the education system in one county that was deemed to exemplify the conditions in low wealth school districts. The trial of the case was held in the fall of 1999. On October 26, 2000, the trial court, as part of a three part ruling, concluded that at risk children in the State are constitutionally entitled to such pre-kindergarten educational programs as may be necessary to prepare them for higher levels of education and the "sound basic education" mandated by the Supreme Court. On March 26, 2001, the Court issued Section Three of the three-part ruling, in which the judge ordered all parties to investigate certain school systems to determine why they are succeeding without additional funding. The State filed a Notice of appeal to the Court of Appeals, which resulted in the Court's decision to re-open the trial and call additional witnesses. That proceeding took place in the fall of 2001. On April 4, 2002 the Court entered Section Four of the ruling, ordering the State to take such actions as may be necessary to remedy the constitutional deficiency for those children who are not being provided with access to a sound basic education and to report to the Court at 90-day intervals remedial actions being implemented. Although a Notice of Appeal has again been filed, the State did not seek a stay of the order and has undertaken preliminary measures to respond to the Court's directive. The magnitude of State resources which may ultimately be required cannot be determined at this time, however, the total cost could exceed $100 million. The Supreme Court has accepted the case, and oral argument is scheduled for September 10, 2003.

2. N.C. School Boards Association, et al. v. Richard H. Moore, State Treasurer, et al. - Use of Administration Payments. On December 14, 1998, plaintiffs, including county school boards of Wake, Durham, Johnston, Buncombe, Edgecombe and Lenoir Counties, filed suit in Superior Court requesting a declaration that certain payments to State administrative agencies must be distributed to the public schools on the theory that such amounts are fines which under the North Carolina Constitution must be paid to the schools. On December 14, 2001 the North Carolina superior Court granted summary judgment in favor of the plaintiffs on all issues, concluding that the funds in dispute are civil fines or penalties required by Article IX, Section 7 of the Constitution to be remitted to the public schools in the county where the violation occurred. The court further determined a three-year statute of limitations applies, making the order retroactive to December, 1995. The matter was argued in February, 2003 before the North Carolina Court of Appeals. The amount in controversy in this litigation is approximately $84 million.

3. Southeast Compact Commission - Disposal of Low-level Radioactive Waste. North Carolina and seven other southeastern states created the South Interstate Low-level Radioactive Waste Management Compact to plan and develop a site for the disposal of low-level radioactive waste generated in the member states. North Carolina was assigned the responsibility for development of the first disposal site, with costs to be distributed equitably among the Compact members. In 1997 the Compact Commission discontinued funding of the development of the North Carolina site, alleging that the State was not actively pursuing the permitting and development of the proposed site. North Carolina withdrew from the Compact in 1999. The Compact subsequently asked the United States Supreme Court to accept its Complaint against North Carolina demanding the repayment, with interest, of $80 million of Compact payments expended on the permitting of the site, plus $10 million of future lost income, interest and attorney fees. The Supreme Court denied this motion in August 2001. On August 5, 2002, the Compact, with the addition of four member states as plaintiffs, filed a new motion requesting the United States Supreme Court to accept the claim under its original jurisdiction. The Supreme Court requested the Solicitor General to comment on this motion. The State has replied, requesting that the motion be denied. On June 16, 2003, the Supreme Court accepted original jurisdiction of the case and directed the State to file an answer. The North Carolina Attorney General's office believes that sound legal arguments support the State's position on this matter.

The North Carolina Attorney General's office believes that sound legal arguments support the State's position on this matter.

OTHER. The State is also involved in numerous claims and legal proceedings, many of which normally occur in governmental operations. A review of the status of outstanding lawsuits involving the State did not disclose other proceedings that are expected by the North Carolina Attorney General to materially adversely affect the State's ability to meet its financial obligations.

ECONOMIC CHARACTERISTICS. The State's major economic sectors are services, trade, agriculture, manufacturing and tourism. Total nonfarm employment accounted for approximately 3,826,500 jobs in April, 2003. The largest single segment of jobs was approximately 1,734,900 jobs in the service sector. Based on data from the North Carolina Department of Commerce, the State ranked 25th nationally in non-agricultural employment and eighth nationally in manufacturing employment. Over the past several decades as the State's economy has become less dependent upon agriculture and manufacturing, the service sector of the economy has grown and, as a result, per capita income has significantly increased. According to the United States Department of Commerce, Bureau of Economic Analysis during the period from 1993-2003, per capita income in the State grew from $19,770 to $27,711, an increase of 40%. During the same period, the labor force grew from 3,556,600 to 4,171,462, an increase of 17% according to the North Carolina Employment Security commission.

OTHER. A significant military presence in North Carolina contributes further to the diversity of the State's economic base. With Fort Bragg and Pope Air Force Base near Fayetteville, Camp Lejeune Marine Corps Base and New River Marine Corps air Station near Jacksonville, Cherry Point Marine Corps air Station near New Bern, and Seymour Johnson Air Force Base in Goldsboro, the State has one of the largest concentrations of military personnel in the country. Recent estimates of the entire military community in the STate, including active and retired military personnel, their dependents and civil service employees, range as high as 250l000 individuals with an overall economic impact to the state in excess of $7 billion per year.

The North Carolina economy is supported by a good utility infrastructure. Prior to the authorization of the Clean Water and Natural Gas Act, 34 counties in the State were unserved by natural gas pipelines. At present, primarily due to the issuance of State general obligation bonds financing as transmission facilities, there are only 26 unserved counties, located primarily in the eastern portion of the State. After the issuance of the remaining authorized natural gas bonds, fewer than ten counties are predicted to be unserved.

                                     OREGON

At September 1, 2003, approximately $2.1 billion in general obligation bonds issued by the State of Oregon and its agencies and instrumentalities were outstanding, including approximately $200 million in general obligation bonds supported by the budget for the State's general fund and $1.9 billion of self-supporting general obligation bonds. The State's self-supporting general obligation bonds include approximately $1.0 billion of State veteran's bonds, which, in the event of poor economic conditions resulting in an increased number of mortgage defaults, could cease to be self-supporting. All of the outstanding general obligation bonds of the State have been issued under specific State constitutional provisions that authorize the issuance of such bonds and provide authority for ad valorem taxation to pay the principal of, and interest on such bonds. With the exception of the veteran's bonds, for which no more than two mills on each dollar valuation may be levied to pay principal and interest, the authority of the State to tax property for the payment of its general obligation bonds is unlimited. Since at least 1950, the State has not imposed ad valorem tax for the payment of any of its obligations because other revenues, including those generated by the self-supporting bonds, have been sufficient.

In addition to general obligation bonds, various state statutes authorize the issuance of State revenue bonds. These limited obligations of the State or its agencies or instrumentalities may be payable from a specific project or source, including lease rentals. As of September 1, 2003, there were approximately $2.3 billion of revenue bonds outstanding. The State is not authorized to impose ad valorem taxes on property for the payment of principal and interest on these bonds, so they are more sensitive to changes in the economy. There can be no assurance that future economic problems will not adversely affect the market value of Oregon obligations held by the Portfolio or the ability of the respective obligors (both private and governmental) to make required payments on such obligations.

Units of local government (including cities, counties, school districts and various types of special purpose districts), each of them a municipal corporation separate from the State, rely on various combinations of property tax revenues, local income taxes, user fees and charges and State assistance. As of December 31, 2002, units of local government in Oregon had approximately $14 billion in obligations outstanding, including approximately $5.6 billion in general obligation bonds, $6.3 billion in revenue bonds and $252 million in certificates of participation.

Oregon does not have a sales tax. As a result, State tax revenues are particularly sensitive to economic recessions. The principal source of State tax revenues are personal income and corporate income taxes. For 2003-2005 biennium, approximately 92% of the State's general fund revenues are projected to come from combined income taxes and corporate income and excise taxes.

Declining income tax revenues and increased demand for social services produced by the economic recession beginning in late 2000 resulted in a substantial budget deficit for the 2001-2003 biennium. The Oregon legislature has met in five special sessions in 2001 and 2002 to balance the State's budget through expenditure reductions and use of new revenue sources. Income tax revenues continued to decline during the 2001-2003 biennium, and the first two months of the 2003 regular session of the Oregon legislature were devoted to a re-balancing of the 2001-2003 budget. As a part of the 2003-2004 budget balancing process, the legislature passed a combination of revenue raising measures that included a graduated personal income tax assessment for tax years 2003 and 2004 and an increase in the corporate minimum tax. Citizens have filed a petition with the Secretary of State seeking to gather signatures to submit some of the income and corporate tax measures passed by the legislature to a vote. If the measure qualifies for the ballot and if the funding measures are rejected, tax increases of approximately $800 million will not go into effect, expenditure reductions of approximately $545 million will automatically go into effect, and the legislature is likely to be required to meet in special session to enact further expenditure reductions.

According to the September 2003 Economic and Revenue Forecast prepared by the State Office of Economic Analysis, the outlook for the Oregon economy remains "cautiously optimistic." Although economic indicators point to the beginning of recovery, a number of risks, including geopolitical factors, rising interest rates and a lagging job market, could derail recovery. Job growth is projected by the Office of Economic Analysis to fall by 0.5% in 2003, capping a third consecutive year of job losses. Job growth is projected to be 1.1% in 2004 and 2.0% in 2005. Over the long term, the Oregon economy is projected to continue to grow faster than the national average after 2004, although per capita income and average wages are still below the national average. Some key factors to Oregon's future growth identified by the State's Office of Economic Analysis include a recovery of the semiconductor and software industries, export growth and rising commodities prices and continued strength in domestic markets.

                                 SOUTH CAROLINA

The South Carolina Constitution requires the General Assembly to enact an annual balanced budget. In the event of a budget deficit, such deficit must be accounted for in the succeeding fiscal year. State budgetary statutes further provide that (i) the State Budget and Control Board may, if a deficit appears likely, effect such reductions in appropriations as may be necessary to prevent a deficit, (ii) annual increases in State appropriations may not exceed the average growth rate of the economy of the State, (iii) that the annual increase in the number of State employees may not exceed the average growth of the population of the State, and (iv) a General Reserve Fund ("rainy day" fund) must be maintained in an amount equal to 3% of Budgetary General Fund revenue for the latest fiscal year and monies from the General Reserve Fund may be withdrawn only for the purpose of covering operating deficits. The State is also required by its constitution to maintain a Capital Reserve Fund as a recurring appropriation equal to 2% of the Budgetary General Fund revenue.

The State began fiscal year 2002-2003 with a budget deficit of $155 million. The State Board of Economic Advisors (BEA) forecast that the Budgetary General Fund revenues would be $5.36 billion. However, budgeted appropriations at the start of the 2002-2003 fiscal year were $5.44 billion. For the 2002-2003 fiscal year, the state realized its second consecutive year of substantially decreased revenues, primarily attributable to the continuing economic slowdown and the resulting lower than expected levels of income tax and sales tax collections. Due to the reduced revenue projections, by February 2003 the Budget and Control Board (BCB) applied $101.6 million of Capital Reserve fund, and cut $416.5 million in state agency spending for a combined savings of $518 million. By June 30, 2003 (the end of the 2002-2003 fiscal year), actual revenue was only $4.97 billion, resulting in a $22 million budget deficit for fiscal year 2002-2004, and an accumulated budget deficit of $177 million. As of October 15, 2003, the BEA estimated revenues for fiscal 2003-2004 to be approximately $4.99 billion.

The State's General Reserve Fund began the fiscal year 2002-2003 with a zero balance (instead of the $152.4 million that would have been in the reserve had it been fully funded) and received another $38.8 million during the year. The Comptroller General withdrew the entire $3.8 million balance from the General Reserve at the end of the fiscal year, resulting in a zero balance. This withdrawal followed last year's withdrawal of $63 million, and the prior year's withdrawal of $87 million. The Comptroller General's office noted that the trend, when combined with "other signs of the States recent erosion of budget discipline," could threaten the state's AAA credit rating. At the beginning of the 2003-2004 fiscal year, $49.3 million was deposited into the General Reserve Fund. The State Constitution requires the General Reserve be restored to full funding (3% of the General Fund revenues for the latest completed fiscal year) within three years.

                                    TENNESSEE

In 1978, the voters of the State of Tennessee approved an amendment to the State Constitution requiring that (1) the total expenditures of the State of any fiscal year shall not exceed the State's revenues and reserves, including the proceeds of debt obligations issued to finance capital expenditures and (2) in no year shall the rate of growth of appropriations from State tax revenues exceed the estimated rate of growth of the State's economy. That amendment also provided that no debt obligation may be authorized for the current operation of any State service or program unless repaid within the fiscal year of issuance. The State's fiscal year runs from July 1 through June 30.

In response to public demand for better public education throughout the State, the 1992 Tennessee General Assembly temporarily raised the State sales tax by 0.5% to 6%, effective April 1, 1992. This increase became permanent as a result of the 1993 legislative session. The 2002 Tennessee General Assembly passed the Tax Reform Act of 2002, introducing a variety of tax increases to fund State government. Specifically, the bill increased the State sales tax on most non-food items from 6% to 7% effective July 15, 2002, and allows for a maximum combined state and local sales tax rate of 9.75%. Additionally, the bill increased the state excise tax from 6% to 6.5%, increased the business tax rate 50% effective September 2002, raised the rates of professional privilege taxes, increased taxes on alcoholic beverages and tobacco products, and broadened the existing coin-amusement tax. The changes are expected to generate an estimated $938 million in annual tax revenue.

The Legislature also authorized the placement of a lottery referendum on the November 2002 ballot. On November 5, 2002, Tennessee citizens voted to remove the State constitutional prohibition on lotteries, granting the General Assembly the authority to create a lottery. The constitutional amendment provides that lottery profits may only be used to fund college loans and scholarships, capital outlay projects for K-12 education facilities and early learning and after school programs. The Tennessee Advisory Commission on Intergovernmental Relations estimated that the State would realize profits from a lottery of $282 million based on patterns exhibited by mature lotteries in other states, though it is warned that lottery revenues are difficult to predict. According to the Tennessee Comptroller of the Treasury, lottery revenues are highly volatile, and some research suggests that though there may be rapid initial growth in revenue generated from lotteries, such growth is often followed by years of stagnant or declining revenue.

Despite these changes, the State of Tennessee faces a recurring budget crisis for this fiscal year. Tennessee does not presently impose an income tax upon personal income and relies primarily on the sales tax for revenue. In recent years, the General Assembly has considered, but did not pass, income tax legislation. Again, in 2002, the Legislature debated, but did not pass, income tax legislation. Since 1999, Tennessee's budget has fallen short of annual projections, and the recurring budget crisis could lead to further financial difficulties for the state.

The Tennessee economy generally tends to rise and fall in a roughly parallel manner with the U.S. economy. Like the U.S. economy, the Tennessee economy entered recession in the last half of 1990 which continued throughout 1991 and into 1992 as the Tennessee indexes of coincident and leading economic indicators trended downward throughout the period. However, the Tennessee economy gained strength during the latter part of 1992 and this renewed vitality steadily continued through 1993, 1994 and into 1995. During the latter half of 1995 and throughout calendar year 1996, the State's economy generally became inconsistent in its performance. In 1997 the State's economy began to reaccelerate, but it slowed beginning in 1998, with only modest economic gains through 2001. Like its national counterpart, the Tennessee economy failed to experience an economic rebound after the last recession. The short-term outlook for the State is similar to the outlook for 2002; Tennesseans are waiting for something to trigger a resurgence in the economy. Economists predict that economic growth will slowly improve into 2004.

Tennessee taxable sales have been buoyed in recent years by sustained growth in the state economy, especially construction activity. Tennessee taxable sales were approximately $66.02 billion in 1997, approximately $66.25 billion in 1998, approximately $72.34 billion in 1999 and approximately $75.54 billion in 2000, an increase of approximately 4.43% over 1999. However, taxable sales have been a disappointment in recent quarters. Following weak growth of 3.2% in 2000, taxable sales contracted in 2001 at a 0.2% rate and only slightly advanced in 2002 at a rate of 0.4%. The changes to the sales tax in the summer of 2002 have also created some problems in defining the data series on taxable sales, which is derived from the State's revenue collections.

The positive effects of Tourist and Tourism expenditures in Tennessee are substantial. It is difficult for economists to clearly identify all tourism expenditures, however, Tennessee is generally considered to be in the second quartile of all states in terms of tourism revenue. The Department of Tourism estimates that Tennessee had almost 36 million visitors in 2000, with total domestic and international travel-related spending in Tennessee reaching nearly $16.3 billion.

Personal income grew 6.1% in 2000, but has been deteriorating since, slowing to only 3.8% in 2001, the slowest in more than a decade and trailing the national pace of expansion. Quarterly personal income for Tennessee seasonally adjusted at annual rates has increased continuously for all of 1995, 1996, 1997, 1998, 1999 and 2000. Personal income growth is projected to yield a gain of 4.2% in 2002 before accelerating again to 5.2% growth in 2003. Inflation-adjusted personal income per capita is expected to grow at compounded annual growth rate of 2.5% through 2010. The State's personal income per capita is expected to rise to 93.6% of the national average by 2010, up from about 85% in 2001. Such growth is projected to reverse a trend started in the mid-1990s where the gap between the State and nation actually widened.

State labor markets are expected to show marked improvement over the performance of the last couple of years. Total nonagricultural jobs are expected to be up 0.7% for calendar year 2003 or 1.4% for the upcoming fiscal year. Manufacturing will enjoy only modest improvement with expectations calling for a 1.1% rate of job loss for the calendar year.

Historically, the Tennessee economy has been characterized by a slightly greater concentration in manufacturing employment than the U.S. as a whole. The Tennessee economy, however, has been undergoing a structural change in the last 20-25 years through increases in service sector and trade sector employment, and manufacturing employment in Tennessee has steadily declined on a percentage of work force basis. Service sector employment in Tennessee has climbed steadily since 1973. Non-agricultural employment in Tennessee is relatively uniformly diversified today with approximately 20% in the manufacturing sector, approximately 29% in the service sector, approximately 25% in the trade sector, approximately 16% in government, approximately 5% in construction and approximately 5% in finance, insurance and real estate.

Manufacturing employment is one component of non-agricultural employment. The State's manufacturing sector, which has shed jobs going back to 1999, will continue to struggle through 2004. The job losses remain most pronounced in the textile, apparel and leather industries. Between 1999 and the second quarter of 2002, nearly 45,000 jobs were lost in manufacturing. In 2001, manufacturing job losses totaled 5.6%, with a 6.5% contraction in durable goods manufacturing and a 4.2% downturn in non-durable goods manufacturing.

Agriculture also plays a vital role in the Tennessee economy. However, Tennessee has experienced a continued downward spiral in farm income, 2002 may have marked the bottom as the agriculture sector turned the corner to a more optimistic outlook. Tennessee tobacco acreage and income are expected to continue their substantial decline, causing tobacco to fall to the State's second leading cash crop behind cotton, and short-term recovery is viewed as unlikely. Agriculture production declines were partially offset by a modest price recovery in 2002, though levels are still below those seen in the mid-1990s and the Tennessee livestock sector remains relatively strong. The inherent uncertainty in agricultural production and the uncertain future of federal legislation affecting agriculture make future agricultural production difficult to predict.

Tennessee's population increased approximately 15.0% from 1990 to 2001. Tennessee's population increased 1.0% from 2000 to 2001. As of July 1, 2002, the State's population was estimated in 2001 at approximately 5.80 million, making it the sixteenth most populous state in the U.S. A U.S. census study projects that, during the period from 1995-2025, Tennessee will be the sixth most popular destination for new residents coming from other states. Population growth in Tennessee is expected to come mostly in the major metropolitan areas (Memphis, Nashville, Knoxville and Chattanooga) over the next 10-15 years. The greatest growth is expected to occur in the Nashville MSA, which, in 1995 passed the Memphis MSA as the largest metropolitan population center in Tennessee for the first time. The largest population decline is expected in the rural counties of northwest Tennessee.

Tennessee's general obligation bonds have been graded AA (negative outlook) by Standard & Poors. Moody's Investor Service has graded Tennessee general obligation bonds Aa2 (Credit Watch negative implications). There can be no assurance that the economic conditions on which these ratings are based will continue or that particular obligations contained in the Tennessee Fund may not be adversely affected by changes in economic or political conditions.

                                    VIRGINIA

The Constitution of Virginia limits the ability of the Commonwealth to create debt and requires a balanced budget. General obligations of cities, towns, or counties are payable from the general revenues of the locality, including ad valorem tax revenues on property within the locality. The obligation to levy taxes could be enforced by mandamus, but such a remedy may be impracticable and difficult to enforce. Under the Code of Virginia, a holder of any general obligation bond in default may file with the Governor an affidavit setting forth such default. If, after investigating, the Governor determines that the default exists, he is directed to order the State Comptroller to withhold State funds appropriated and payable to the locality and apply the amount so withheld to unpaid principal and interest.

The economy of Virginia is based primarily on the service, wholesale and retail trade, government, and manufacturing sectors. The government sector includes defense and could be affected adversely by military base closings and other reductions in defense spending.

While the Commonwealth has maintained a high level of fiscal stability for many years due in large part to conservative financial operations and diverse sources of revenue, trends since fiscal year 2001 have been negative. Over the past several years, the Commonwealth has experienced significant shortfalls in current and forecast revenues. A balanced budget has been maintained through a number of measures, including a reduction in spending by most of the agencies of the Commonwealth and the tapping of the Commonwealth's revenue stabilization fund. The 2002 General Assembly provided for significant bond authorizations, including $1 billion of general obligation bonds (approved at referenda).

As of June 1, 2003, the Commonwealth had a Standard and Poor's rating of AAA, a Moody's rating of Aaa and a Fitch rating of AAA on its general obligation bonds.

                 PUERTO RICO, THE U.S. VIRGIN ISLANDS AND GUAM

Puerto Rico. Puerto Rico has a diversified economy dominated by the manufacturing and service sectors. The North American Free Trade Agreement ("NAFTA"), which became effective January 1, 1994, has led to loss of lower wage jobs such as textiles, but economic growth in other areas, particularly tourism, pharmaceuticals, construction and the high technology areas have compensated for that loss.

The Commonwealth of Puerto Rico differs from the states in its relationship with the federal government. Most federal taxes, except those such as social security taxes that are imposed by mutual consent, are not levied in Puerto Rico. Section 936 of the Code has provided a tax credit for certain qualified U.S.
corporations  electing  "possessions  corporation"  status.  However,  in  1993,
Section  936 was  amended  to provide  for two  alternative  limitations  on the
Section 936 credit attributable to certain active business income. The first limitation was based on the economic activity of the Section 936 possessions corporation. The second limited the credit to a specified percentage of the credit allowed under prior law. In 1996, Section 936 credit was repealed except that the credit attributable to possessions source business income with respect to certain existing credit claimants was subjected to a phase out over a ten year period (subject to additional caps).

Also in 1996, a new Section 30A was added to the Code. Section 30A permits a "qualifying domestic corporation" that meets certain gross income tests to claim a credit against the federal income tax in an amount equal to the portion of the tax which is attributable to the taxable income from sources outside of the United States, from the active conduct of a trade or business in Puerto Rico or from the sale of substantially all the assets used in such a trade or business.
Section 30A will be phased out by January 1, 2006. The Governor of Puerto Rico proposed that Congress permanently extend Section 30A until the Puerto Rican economy achieves certain economic improvements. To date, however, no action has been taken.

During the mid and late 1990s the Commonwealth of Puerto Rico benefited from a robust U.S. economy, more aggressive tax collections and low oil prices. This created an expanded employment base, job growth, reduction in unemployment, increase in tourism spending, real GDP growth in the 3.1% to 3.5% range and significant increases in General Fund cash balances from fiscal year end 1997 to fiscal year end 1999. These factors, combined with minimal negative impact to date from the 1996 federal legislation phasing out Section 936 tax benefits to Puerto Rico subsidiaries of U.S. Corporations, created a positive outlook for the credit in the late 1990s. Despite the fact that there have been some high profile U.S. companies that have left the island partially due to the Section 936 phase out, many corporations have elected to convert to controlled foreign corporation (CFC) status, which allows them to delay federal income taxes until the income is distributed to U.S. shareholders.

In fiscal year 2000, the outlook on the credit turned negative due to the slowdown in the U.S. economy (88% of Puerto Rico's exports go to the U.S.), uncertainty regarding increasing oil prices, failure of the government to reign in health care costs, expense overruns in education and a decreasing rate of employment growth. As a result, the General Fund recorded a $268 million deficit in fiscal year 2000 due to increased education and health care spending.

A new administration, the Popular Democratic Party that favors Puerto Rico's commonwealth status over a potential statehood status, took office in January, 2001. It was not long before they realized the presence of continued fiscal stress and estimated a fiscal year 2001 budget shortfall of $700 million. The shortfall was stated to be caused by weakened revenue growth due to the slowing pace of employment and a softening U.S. economy.

On May 30, 2001, S&P downgraded the Commonwealth of Puerto Rico to an A- from an A due to continued years of operating deficits and the use of borrowing to cover the deficits. Puerto Rico continued to use deficit financing and cash transfers from other accounts to fill budget deficits of $250 million and $400 million for fiscal years 2002 and 2003, respectively. S&P put Puerto Rico on creditwatch with a negative outlook in March, 2003.

THE U.S. VIRGIN ISLANDS. The United States Virgin Islands ("USVI") is heavily reliant on the tourism industry, with roughly 43% of non-agricultural employment in tourist-related trade and services. The tourism industry is economically sensitive and is adversely affected by the recession in the United States and Europe. The attacks of September 11, 2001 have also had an adverse affect on tourism. For 2001, air passengers to the USVI were down 2.9% after increasing 12% in 2000. However, supported by an increase in cruise passengers, total visitors increased by 4.4% in 2001. Hotel room occupancy was 56.5%, down from 58.5% in 2000. Total visitor expenditures were up 1.6%.

An important component of the USVI revenue base is the federal excise tax on rum exports. Tax revenues rebated by the federal government to the USVI provide the primary security of many outstanding USVI bonds. Since more than 90% of the rum distilled in the USVI is distilled at one plant, any interruption in its operations (as occurred after Hurricane Hugo in 1989) would adversely affect these revenues. The last major hurricane to impact the USVI was Hurricane Marilyn on September 15, 1995. Consequently, there can be no assurance that rum exports to the United States and the rebate of tax revenues to the USVI will continue at their present levels. The preferential tariff treatment the USVI rum industry currently enjoys could be reduced under NAFTA. Increased competition from Mexican rum producers could reduce USVI rum imported to the U.S., decreasing excise tax revenues generated. The USVI is periodically hit by hurricanes. Several hurricanes have caused extensive damage, which has had a negative impact on revenue collections. There is currently no rated, unenhanced Virgin Islands debt outstanding (although there is unrated debt outstanding). In addition, eventual elimination of the Section 936 tax credit for those companies with operations in USVI may lead to slower growth in the future.

GUAM. The U.S. territory of Guam derives a substantial portion of its economic base from Japanese tourism. With a reduced U.S. military presence on the island, Guam has relied more heavily on tourism in past years. During 1998, the Japanese recession combined with the impact of typhoon Paka resulted in a budget deficit of $21 million. With hotels alone accounting for 8.5% of Guam's employment and Japanese tourists comprising 86% of total visitor arrivals, the Japanese recession and depreciation of the yen versus the dollar earlier this year have had a negative impact on the island's economy in 1998. Based on these factors, S&P downgraded Guam's rating to BBB- from BBB with a negative outlook on May 26, 1999. Although total visitors improved in 1999 and 2000, they were weakened by economic slowdowns and the effects of the September 11th terrorist attacks in 2001. These negative trends have had an unfavorable effect on Guam's financial position with consistent general fund deficits from 1997-1999 and a small surplus in 2000. In fiscal year 2001 a $30 million deficit was reported with a $21 million deficit expected in fiscal year 2002. Guam also has a high debt burden with outstanding debt per capita of $2,700 and debt service representing 16% of expenditures. These factors caused S&P to downgrade Guam's rating to BB (below investment grade) from BBB- on March 25, 2002. Due to continued economic weakness and the negative effects of two typhoons in 2002, S&P further downgraded Guam's debt to B from BB on May 6, 2003. Guam is not rated by Moody's.

                                                                    APPENDIX D

                                     RATINGS

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.

Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. Evaluation of these bonds is dependent on the investment adviser's judgment, analysis and experience in the evaluation of such bonds.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

     1.   An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

     3.   There is a lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

NOTE: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

MUNICIPAL SHORT-TERM OBLIGATIONS

MIG/VMIG RATINGS U.S. SHORT-TERM RATINGS: In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

STANDARD & POOR'S RATINGS GROUP

INVESTMENT GRADE

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC: The rating CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but debt service payments are continued.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

P: The letter "P" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

MUNICIPAL NOTES

S&P note ratings reflect the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     - Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

     - Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics will be given a plus(+) designation.

SP-2:   Satisfactory   capacity  to  pay  principal  and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

FITCH RATINGS

INVESTMENT GRADE BOND RATINGS

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

HIGH YIELD BOND RATINGS

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

Plus (+) or Minus (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

Conditional: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

INVESTMENT GRADE SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2: Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

F-3: Fair Credit Quality. Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change could cause these securities to be rated below investment grade.

                           PART C - OTHER INFORMATION

ITEM 23.  EXHIBITS (WITH INAPPLICABLE ITEMS OMITTED)

    (a)(1) Amended and Restated Declaration of Trust of Eaton Vance Municipals Trust dated January 11, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.

       (2) Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(b) to Post-Effective Amendment No. 67 filed July 3, 1997 and incorporated herein by reference.

       (3) Establishment and Designation of Classes of Shares of Beneficial Interest, without Par Value, dated November 18, 1996 filed as Exhibit (1)(c) to Post-Effective Amendment No. 62 filed November 25, 1996 and incorporated herein by reference.

       (4) Amendment of Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value, dated June 16, 2003 filed as Exhibit (a)(4) to Post-Effective Amendment No. 92 filed July 17, 2003 and incorporated herein by reference.

    (b)(1) By-Laws as amended October 21, 1987 filed as Exhibit (2)(a) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.

       (2) Amendment to By-Laws of Eaton Vance Municipals Trust dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.

       (3) Amendment to By-Laws of Eaton Vance Municipals Trust dated June 18, 2002 filed as Exhibit (b)(3) to Post-Effective Amendment No. 89 filed November 26, 2002 and incorporated herein by reference.

          (c)  Reference is made to Item 23(a) and 23(b) above.

    (e)(1)(a) Distribution Agreement between Eaton Vance Municipals Trust and Eaton Vance Distributors, Inc. effective June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit
               (6)(a)(7) to Post-Effective Amendment No. 67 filed July 3, 1997 and incorporated herein by reference.

          (b) Amended Schedule A to Distribution Agreement dated June 16, 2003 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 92 filed July 17, 2003 and incorporated herein by reference.

       (2) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to the Post-Effective Amendment No. 61 filed December 28, 1995 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

    (f) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

    (g)(1) Custodian Agreement with Investors Bank & Trust Company dated October 15, 1992 filed as Exhibit (8) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.

       (2)     Amendment  to Custodian  Agreement  with  Investors  Bank & Trust
               Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 57 filed November 15, 1995 and incorporated herein by reference.

       (3) Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to Post-Effective Amendment No. 78 filed January 25, 1999 and incorporated herein by reference.

       (4) Extension Agreement dated August 31, 2000 to Master Custodian Agreement with Investors Bank & Trust Company filed as Exhibit
               (g)(4) to Post-Effective Amendment No. 85 filed January 23, 2001 and incorporated herein by reference.

       (5) Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, Amendment No. 5 (File Nos. 333-32276,
               811-05808) filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

    (h)(1)(a) Amended Administrative Services Agreement between Eaton Vance Municipals Trust (on behalf of each of its series) and Eaton Vance Management with attached schedules (including Amended Schedule A dated September 29, 1995) filed as Exhibit (9)(a) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.

          (b) Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services Agreement dated June 19, 1995 filed as Exhibit (9)(a)(2) to Post-Effective Amendment No. 67 filed July 3, 1997 and incorporated herein by reference.

       (2)     Transfer  Agency  Agreement  dated July 31, 2003 filed as Exhibit
               (h)(3) to Post-Effective Amendment No. 82 of Eaton Vance Growth Trust (File Nos. 02-22019, 811-1241) (Accession No. 0000940394-03-000592) filed July 31, 2003 and incorporated herein by reference.

       (3) Sub-Transfer Agency Service Agreement effective August 1, 2002 between PFPC Inc. and Eaton Vance Management filed as Exhibit
               (h)(3)  to  Post-Effective   Amendment  No.  45  of  Eaton  Vance
               Investment Trust (File Nos. 33-1121, 811-4443) filed July 24, 2002 (Accession No. 0000940394-02-000462) and incorporated herein by reference.

    (i)(1)     Opinion of Internal Counsel dated July 16, 2003 filed as  Exhibit
               (i) to Post-Effective Amendment No. 92 filed July 17, 2003 and incorporated herein by reference.

       (2) Consent of Internal Counsel dated December 22, 2003 filed herewith.

    (j) Consent of Independent Auditors for Eaton Vance Alabama Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance Tennessee Municipals Fund, and Eaton Vance Virginia Municipals Fund filed herewith.

    (m)(1) Eaton Vance Municipals Trust Class A Service Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(g) to Post-Effective Amendment No. 67 filed July 3, 1997 and incorporated herein by reference.

       (2) Eaton Vance Municipals Trust Class B Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective Amendment No. 69 filed September 29, 1997 and incorporated herein by reference.

       (3)(a) Eaton Vance Municipals Trust Class C Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 69 filed September 29, 1997 and incorporated herein by reference.

          (b) Amended Schedule A to Class C Distribution Plan dated June 16, 2003 filed as Exhibit (m)(3)(b) to Post-Effective Amendment No. 92 filed July 17, 2003 and incorporated herein by reference.

    (o)(1) Amended and Restated Multiple Class Plan for Eaton Vance Funds dated March 17, 2003 filed as Exhibit (o)(1) to Post-Effective Amendment No. 87 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-4015) (Accession No. 0000940394-03-000234 filed
               April 22, 2003 and incorporated herein by reference.

       (2) Schedule A effective October 20, 2003 to Amended and Restated Multiple Class Plan filed as Exhibit (o)(2) to Post-Effective Amendment No. 58 of Eaton Vance Series Trust II (File Nos. 02-42722, 811-02258) (Accession No. 0000940394-03-001131 filed
               November 19, 2003 and incorporated herein by reference.

    (p)        Code  of  Ethics  adopted  by  Eaton  Vance  Corp.,  Eaton  Vance
               Management, Boston Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised June 4, 2002, filed as Exhibit (p) to Post-Effective Amendment No. 45 of Eaton Vance Investment Trust (File Nos. 33-1121, 811-4443) filed July 24, 2002 (Accession No.
               0000940394-02-000462) and incorporated herein by reference.

    (q)(1) Power of Attorney for Eaton Vance Municipals Trust dated July 1, 2003 filed as Exhibit (q)(1) to Post-Effective Amendment No. 92 filed July 17, 2003 and incorporated herein by reference.

       (2)     Power of  Attorney  for  Alabama  Municipals  Portfolio,  Arizona
               Municipals  Portfolio,  Arkansas  Municipals  Portfolio,  Florida
               Municipals  Portfolio,  Georgia  Municipals  Portfolio,  Kentucky
               Municipals Portfolio, Maryland Municipals Portfolio, Michigan Municipals Portfolio, National Municipals Portfolio, North Carolina Municipals Portfolio, Ohio Municipals Portfolio, Pennsylvania Municipals Portfolio, South Carolina Municipals Portfolio, Virginia Municipals Portfolio and West Virginia Municipals Portfolio dated July 1, 2003 filed as Exhibit (q)(2) to Post-Effective Amendment No. 92 filed July 17, 2003 and incorporated herein by reference.

       (3) Power of Attorney for California Municipals Portfolio, Colorado Municipals Portfolio, Connecticut Municipals Portfolio, Louisiana Municipals Portfolio, Massachusetts Municipals Portfolio, Minnesota Municipals Portfolio, Mississippi Municipals Portfolio, Missouri Municipals Portfolio, New Jersey Municipals Portfolio, New York Municipals Portfolio, Oregon Municipals Portfolio, Rhode Island Municipals Portfolio and Tennessee Municipals Portfolio dated July 1, 2003 filed as Exhibit (q)(3) to Post-Effective Amendment No. 92 filed July 17, 2003 and incorporated herein by reference.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

     Not applicable

ITEM 25.  INDEMNIFICATION

     Article IV of the Registrant's Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-law, contract and vote.
Article XI of the By-Laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Reference is made to: (i) the information set forth under the caption "Management and Organization" in the Statement of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930) Eaton Vance Management (File No. 801-15930) and Boston Management and Research (File No. 801-43127) filed with the Commission, all of which are incorporated herein by reference.

ITEM 27.  PRINCIPAL UNDERWRITERS

     (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the registered investment companies named below:

Eaton Vance Advisers Senior Floating-Rate   Eaton Vance Mutual Funds Trust
 Fund                                       Eaton Vance Prime Rate Reserves
Eaton Vance Growth Trust                    Eaton Vance Series Trust II
Eaton Vance Institutional Senior            Eaton Vance Special Investment Trust
 Floating-Rate Fund                         EV Classic Senior Floating-Rate Fund
Eaton Vance Investment Trust                Eaton Vance Variable Trust
Eaton Vance Municipals Trust
Eaton Vance Municipals Trust II

     (b)

         (1)                           (2)                          (3)
 Name and Principal           Positions and Offices        Positions and Offices
  Business Address*        with Principal Underwriter         with Registrant
  -----------------        --------------------------         ---------------

      Ira Baron                  Vice President                     None
    John Bercini                 Vice President                     None
     Chris Berg                  Vice President                     None
  Kate B. Bradshaw               Vice President                     None
    Timothy Breer                Vice President                     None
   Eric Caplinger                Vice President                     None
    Mark Carlson                 Vice President                     None
  Daniel C. Cataldo       Vice President and Treasurer              None
  Patrick Cosgrove               Vice President                     None
     Raymond Cox                 Vice President                     None
    Peter Crowley                Vice President                     None
    Derek Devine                 Vice President                     None
     John Dolan                  Vice President                     None
   James Durocher                Vice President                     None
   Alan R. Dynner      Vice President, Secretary and Clerk        Secretary
  Robert Ellerbeck               Vice President                     None
    Daniel Ethier                Vice President                     None

     Troy Evans                  Vice President                     None
     Vince Falbo                 Vice President                     None
 Richard A. Finelli              Vice President                     None
     James Foley                 Vice President                     None
  Michael A. Foster              Vice President                     None
   Kathleen Fryer                Vice President                     None
Anne Marie Gallagher             Vice President                     None
  William M. Gillen           Senior Vice President                 None
  Hugh S. Gilmartin              Vice President                     None
    John Greenway                Vice President                     None
   Jorge Gutierrez               Vice President                     None
   Robert Hammond                Vice President                     None
   James B. Hawkes         Vice President and Director         Vice President
                                                                and Trustee
    Peter Hartman                Vice President                     None
   Perry D. Hooker               Vice President                     None
    Thomas Hughes                Vice President                     None
  Elizabeth Johnson              Vice President                     None
    Paul F. Jones                Vice President                     None
     Steve Jones                 Vice President                     None
   Teresa A. Jones               Vice President                     None
   Lindsey Kidder                Vice President                     None
     Kara Lawler                 Vice President                     None
   Thomas P. Luka                Vice President                     None
    Coleen Lynch                 Vice President                     None
    John Macejka                 Vice President                     None
   Geoff Marshall                Vice President                     None
  Christopher Mason              Vice President                     None
    Judy Snow May                Vice President                     None
    Don McCaughey                Vice President                     None
   Andy McClelland               Vice President                     None
     Tim McEwen                  Vice President                     None
  Morgan C. Mohrman           Senior Vice President                 None
   Gregory Murphy                Vice President                     None
   Michael Nardone               Vice President                     None
  James A. Naughton              Vice President                     None
    Joseph Nelson                Vice President                     None
   Mark D. Nelson                Vice President                     None
    Scott Nelson                 Vice President                     None
  Linda D. Newkirk               Vice President                     None
  James L. O'Connor              Vice President                  Treasurer
    Andrew Ogren                 Vice President                     None
     Philip Pace                 Vice President                     None
    Margaret Pier                Vice President                     None
    Shannon Price                Vice President                     None
    James Putnam                 Vice President                     None
     James Queen                 Vice President                     None
     Matt Raynor                 Vice President                     None
      Tim Roach                  Vice President                     None
    Randy Skarda                 Vice President                     None
  Lawrence Sinsimer           Senior Vice President                 None
   Bill Squadroni                Vice President                     None
   Joseph Staszkiw               Vice President                     None
  William M. Steul         Vice President and Director              None
Cornelius J. Sullivan         Senior Vice President                 None
   Stefan Thielan                Vice President                     None
   David M. Thill                Vice President                     None
    John Thompson                Vice President                     None
   Michael Tordone               Vice President                     None
   John M. Trotsky               Vice President                     None
    Jerry Vainisi                Vice President                     None
    John Vaughan                 Vice President                     None
     Chris Volf                  Vice President                     None
     Greg Walsh                  Vice President                     None
    Stan Weiland                 Vice President                     None
   Debra Wekstein                Vice President                     None
 Wharton P. Whitaker         President and Director                 None
   Greg Whitehead                Vice President                     None

   Mark Whitehouse               Vice President                     None
    Steve Widder                 Vice President                     None
   Charles Womack                Vice President                     None
     Trey Young                  Vice President                     None
    Gregor Yuska                 Vice President                     None

------------------------------------------
*  Address is The Eaton Vance Building, 255 State Street, Boston, MA  02109

     (c)  Not applicable

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PFPC Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research.

ITEM 29.  MANAGEMENT SERVICES

     Not applicable

ITEM 30.  UNDERTAKINGS

     The Registrant undertakes to include the information required by Item 5 of Form N-1A in its annual reports to shareholders under Rule 30d-1.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on December 22, 2003.

                               EATON VANCE MUNICIPALS TRUST

                                By: /s/ THOMAS J. FETTER
                                    --------------------------------
                                    Thomas J. Fetter, President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on December 22, 2003.

      SIGNATURE                                   TITLE
      ---------                                   -----

/s/ Thomas J. Fetter
----------------------              President (Chief Executive Officer)
Thomas J. Fetter


/s/ James L. O'Connor
----------------------    Treasurer (Principal Financial and Accounting Officer)
James L. O'Connor


Jessica M. Bibliowicz*
----------------------                            Trustee
Jessica M. Bibliowicz


/s/ James B. Hawkes
----------------------                            Trustee
James B. Hawkes


Samuel L. Hayes, III*
----------------------                            Trustee
Samuel L. Hayes


William H. Park*
----------------------                            Trustee
William H. Park


Ronald A. Pearlman*
----------------------                            Trustee
Ronald A. Pearlman


Norton H. Reamer*
---------------------                             Trustee
Norton H. Reamer


Lynn A. Stout*
---------------------                             Trustee
Lynn A. Stout


*By:  /s/ Alan R. Dynner
      ---------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Alabama Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 22, 2003.

                               ALABAMA MUNICIPALS PORTFOLIO

                                By: /s/ THOMAS J. FETTER
                                    --------------------------------
                                    Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in their capacities on December 22, 2003.

      SIGNATURE                                   TITLE
      ---------                                   -----

/s/ Thomas J. Fetter
----------------------              President (Chief Executive Officer)
Thomas J. Fetter


/s/ Barbara E. Campbell
-----------------------   Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell


Jessica M. Bibliowicz*
----------------------                            Trustee
Jessica M. Bibliowicz


/s/ James B. Hawkes
----------------------                            Trustee
James B. Hawkes


Samuel L. Hayes, III*
----------------------                            Trustee
Samuel L. Hayes


William H. Park*
----------------------                            Trustee
William H. Park


Ronald A. Pearlman*
----------------------                            Trustee
Ronald A. Pearlman


Norton H. Reamer*
---------------------                             Trustee
Norton H. Reamer


Lynn A. Stout*
---------------------                             Trustee
Lynn A. Stout


*By:  /s/ Alan R. Dynner
      ---------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Arkansas Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 22, 2003.

                               ARKANSAS MUNICIPALS PORTFOLIO


                                By: /s/ THOMAS J. FETTER
                                    --------------------------------
                                    Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in their capacities on December 22, 2003.

      SIGNATURE                                   TITLE
      ---------                                   -----

/s/ Thomas J. Fetter
----------------------              President (Chief Executive Officer)
Thomas J. Fetter


/s/ Barbara E. Campbell
-----------------------   Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell


Jessica M. Bibliowicz*
----------------------                            Trustee
Jessica M. Bibliowicz


/s/ James B. Hawkes
----------------------                            Trustee
James B. Hawkes


Samuel L. Hayes, III*
----------------------                            Trustee
Samuel L. Hayes


William H. Park*
----------------------                            Trustee
William H. Park


Ronald A. Pearlman*
----------------------                            Trustee
Ronald A. Pearlman


Norton H. Reamer*
---------------------                             Trustee
Norton H. Reamer


Lynn A. Stout*
---------------------                             Trustee
Lynn A. Stout


*By:  /s/  Alan R. Dynner
      ---------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Georgia Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 22, 2003.

                               GEORGIA MUNICIPALS PORTFOLIO

                                By: /s/ THOMAS J. FETTER
                                    --------------------------------
                                    Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in their capacities on December 22, 2003.

      SIGNATURE                                   TITLE
      ---------                                   -----

/s/ Thomas J. Fetter
----------------------              President (Chief Executive Officer)
Thomas J. Fetter


/s/ Barbara E. Campbell
-----------------------   Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell


Jessica M. Bibliowicz*
----------------------                            Trustee
Jessica M. Bibliowicz


/s/ James B. Hawkes
----------------------                            Trustee
James B. Hawkes


Samuel L. Hayes, III*
----------------------                            Trustee
Samuel L. Hayes


William H. Park*
----------------------                            Trustee
William H. Park


Ronald A. Pearlman*
----------------------                            Trustee
Ronald A. Pearlman


Norton H. Reamer*
---------------------                             Trustee
Norton H. Reamer


Lynn A. Stout*
---------------------                             Trustee
Lynn A. Stout


*By:  /s/ Alan R. Dynner
      ---------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Kentucky Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 22, 2003.

                               KENTUCKY MUNICIPALS PORTFOLIO

                                By: /s/ THOMAS J. FETTER
                                    --------------------------------
                                    Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in their capacities on December 22, 2003.

      SIGNATURE                                   TITLE
      ---------                                   -----

/s/ Thomas J. Fetter
----------------------              President (Chief Executive Officer)
Thomas J. Fetter


/s/ Barbara E. Campbell
-----------------------   Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell


Jessica M. Bibliowicz*
----------------------                            Trustee
Jessica M. Bibliowicz


/s/ James B. Hawkes
----------------------                            Trustee
James B. Hawkes


Samuel L. Hayes, III*
----------------------                            Trustee
Samuel L. Hayes


William H. Park*
----------------------                            Trustee
William H. Park


Ronald A. Pearlman*
----------------------                            Trustee
Ronald A. Pearlman


Norton H. Reamer*
---------------------                             Trustee
Norton H. Reamer


Lynn A. Stout*
---------------------                             Trustee
Lynn A. Stout


*By:  /s/ Alan R. Dynner
      ---------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Louisiana Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 22, 2003.

                               LOUISIANA MUNICIPALS PORTFOLIO

                                By: /s/ THOMAS J. FETTER
                                    --------------------------------
                                    Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in their capacities on December 22, 2003.

      SIGNATURE                                   TITLE
      ---------                                   -----

/s/ Thomas J. Fetter
----------------------              President (Chief Executive Officer)
Thomas J. Fetter


/s/ Kristin S. Anagnost
-----------------------   Treasurer (Principal Financial and Accounting Officer)
Kristin S. Anagnost


Jessica M. Bibliowicz*
----------------------                            Trustee
Jessica M. Bibliowicz


/s/ James B. Hawkes
----------------------                            Trustee
James B. Hawkes


Samuel L. Hayes, III*
----------------------                            Trustee
Samuel L. Hayes


William H. Park*
----------------------                            Trustee
William H. Park


Ronald A. Pearlman*
----------------------                            Trustee
Ronald A. Pearlman


Norton H. Reamer*
---------------------                             Trustee
Norton H. Reamer


Lynn A. Stout*
---------------------                             Trustee
Lynn A. Stout


*By:  /s/ Alan R. Dynner
      ---------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Maryland Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 22, 2003.

                               MARYLAND MUNICIPALS PORTFOLIO

                                By: /s/ THOMAS J. FETTER
                                    --------------------------------
                                    Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in their capacities on December 22, 2003.

      SIGNATURE                                   TITLE
      ---------                                   -----

/s/ Thomas J. Fetter
----------------------              President (Chief Executive Officer)
Thomas J. Fetter


/s/ Barbara E. Campbell
-----------------------   Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell


Jessica M. Bibliowicz*
----------------------                            Trustee
Jessica M. Bibliowicz


/s/ James B. Hawkes
----------------------                            Trustee
James B. Hawkes


Samuel L. Hayes, III*
----------------------                            Trustee
Samuel L. Hayes


William H. Park*
----------------------                            Trustee
William H. Park


Ronald A. Pearlman*
----------------------                            Trustee
Ronald A. Pearlman


Norton H. Reamer*
---------------------                             Trustee
Norton H. Reamer


Lynn A. Stout*
---------------------                             Trustee
Lynn A. Stout


*By:  /s/ Alan R. Dynner
      ---------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Missouri Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 22, 2003.

                               MISSOURI MUNICIPALS PORTFOLIO

                                By: /s/ THOMAS J. FETTER
                                    --------------------------------
                                    Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in their capacities on December 22, 2003.

      SIGNATURE                                   TITLE
      ---------                                   -----

/s/ Thomas J. Fetter
----------------------              President (Chief Executive Officer)
Thomas J. Fetter


/s/ Kristin S. Anagnost
-----------------------   Treasurer (Principal Financial and Accounting Officer)
Kristin S. Anagnost


Jessica M. Bibliowicz*
----------------------                            Trustee
Jessica M. Bibliowicz


/s/ James B. Hawkes
----------------------                            Trustee
James B. Hawkes


Samuel L. Hayes, III*
----------------------                            Trustee
Samuel L. Hayes


William H. Park*
----------------------                            Trustee
William H. Park


Ronald A. Pearlman*
----------------------                            Trustee
Ronald A. Pearlman


Norton H. Reamer*
---------------------                             Trustee
Norton H. Reamer


Lynn A. Stout*
---------------------                             Trustee
Lynn A. Stout


*By:  /s/ Alan R. Dynner
      ---------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     North Carolina Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 22, 2003.

                               NORTH CAROLINA MUNICIPALS PORTFOLIO

                                By: /s/ THOMAS J. FETTER
                                    --------------------------------
                                    Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in their capacities on December 22, 2003.

      SIGNATURE                                   TITLE
      ---------                                   -----

/s/ Thomas J. Fetter
----------------------              President (Chief Executive Officer)
Thomas J. Fetter


/s/ Barbara E. Campbell
-----------------------   Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell


Jessica M. Bibliowicz*
----------------------                            Trustee
Jessica M. Bibliowicz


/s/ James B. Hawkes
----------------------                            Trustee
James B. Hawkes


Samuel L. Hayes, III*
----------------------                            Trustee
Samuel L. Hayes


William H. Park*
----------------------                            Trustee
William H. Park


Ronald A. Pearlman*
----------------------                            Trustee
Ronald A. Pearlman


Norton H. Reamer*
---------------------                             Trustee
Norton H. Reamer


Lynn A. Stout*
---------------------                             Trustee
Lynn A. Stout


*By:  /s/ Alan R. Dynner
      ---------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Oregon Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 22, 2003.

                               OREGON MUNICIPALS PORTFOLIO

                                By: /s/ THOMAS J. FETTER
                                    --------------------------------
                                    Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in their capacities on December 22, 2003.

      SIGNATURE                                   TITLE
      ---------                                   -----

/s/ Thomas J. Fetter
----------------------              President (Chief Executive Officer)
Thomas J. Fetter


/s/ Kristin S. Anagnost
-----------------------   Treasurer (Principal Financial and Accounting Officer)
Kristin S. Anagnost


Jessica M. Bibliowicz*
----------------------                            Trustee
Jessica M. Bibliowicz


/s/ James B. Hawkes
----------------------                            Trustee
James B. Hawkes


Samuel L. Hayes, III*
----------------------                            Trustee
Samuel L. Hayes


William H. Park*
----------------------                            Trustee
William H. Park


Ronald A. Pearlman*
----------------------                            Trustee
Ronald A. Pearlman


Norton H. Reamer*
---------------------                             Trustee
Norton H. Reamer


Lynn A. Stout*
---------------------                             Trustee
Lynn A. Stout


*By:  /s/ Alan R. Dynner
      ---------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     South Carolina Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 22, 2003.

                               SOUTH CAROLINA MUNICIPALS PORTFOLIO

                                By: /s/ THOMAS J. FETTER
                                    --------------------------------
                                    Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in their capacities on December 22, 2003.

      SIGNATURE                                   TITLE
      ---------                                   -----

/s/ Thomas J. Fetter
----------------------              President (Chief Executive Officer)
Thomas J. Fetter


/s/ Barbara E. Campbell
-----------------------   Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell


Jessica M. Bibliowicz*
----------------------                            Trustee
Jessica M. Bibliowicz


/s/ James B. Hawkes
----------------------                            Trustee
James B. Hawkes


Samuel L. Hayes, III*
----------------------                            Trustee
Samuel L. Hayes


William H. Park*
----------------------                            Trustee
William H. Park


Ronald A. Pearlman*
----------------------                            Trustee
Ronald A. Pearlman


Norton H. Reamer*
---------------------                             Trustee
Norton H. Reamer


Lynn A. Stout*
---------------------                             Trustee
Lynn A. Stout


*By:  /s/ Alan R. Dynner
      ---------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Tennessee Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 22, 2003.

                               TENNESSEE MUNICIPALS PORTFOLIO

                                By: /s/ THOMAS J. FETTER
                                    --------------------------------
                                    Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in their capacities on December 22, 2003.

      SIGNATURE                                   TITLE
      ---------                                   -----

/s/ Thomas J. Fetter
----------------------              President (Chief Executive Officer)
Thomas J. Fetter


/s/ Kristin S. Anagnost
-----------------------   Treasurer (Principal Financial and Accounting Officer)
Kristin S. Anagnost


Jessica M. Bibliowicz*
----------------------                            Trustee
Jessica M. Bibliowicz


/s/ James B. Hawkes
----------------------                            Trustee
James B. Hawkes


Samuel L. Hayes, III*
----------------------                            Trustee
Samuel L. Hayes


William H. Park*
----------------------                            Trustee
William H. Park


Ronald A. Pearlman*
----------------------                            Trustee
Ronald A. Pearlman


Norton H. Reamer*
---------------------                             Trustee
Norton H. Reamer


Lynn A. Stout*
---------------------                             Trustee
Lynn A. Stout


*By:  /s/ Alan R. Dynner
      ---------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Virginia Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 22, 2003.

                               VIRGINIA MUNICIPALS PORTFOLIO

                                By: /s/ THOMAS J. FETTER
                                    --------------------------------
                                    Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in their capacities on December 22, 2003.

      SIGNATURE                                   TITLE
      ---------                                   -----

/s/ Thomas J. Fetter
----------------------              President (Chief Executive Officer)
Thomas J. Fetter


/s/ Barbara E. Campbell
-----------------------   Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell


Jessica M. Bibliowicz*
----------------------                            Trustee
Jessica M. Bibliowicz


/s/ James B. Hawkes
----------------------                            Trustee
James B. Hawkes


Samuel L. Hayes, III*
----------------------                            Trustee
Samuel L. Hayes


William H. Park*
----------------------                            Trustee
William H. Park


Ronald A. Pearlman*
----------------------                            Trustee
Ronald A. Pearlman


Norton H. Reamer*
---------------------                             Trustee
Norton H. Reamer


Lynn A. Stout*
---------------------                             Trustee
Lynn A. Stout


*By:  /s/ Alan R. Dynner
      ---------------------------
      Alan R. Dynner (As attorney-in-fact)

                                    EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.


Exhibit No.    Description
-----------    -----------

  (i)(2)       Consent of Internal Counsel dated December 22, 2003.

  (j) Independent Auditors' Consent for Eaton Vance Alabama Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance Tennessee Municipals Fund and Eaton Vance Virginia Municipals Fund